TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-5
Statements of Operations	SA-16
Statements of Changes in Net Assets	SA-27
Financial Highlights	SA-60
Notes to Financial Statements	SA-78
Report of Independent Registered Public Accounting Firm	SA-84

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2023

    Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2023; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	864,480	$10,358,538	$6,615,295	$1,749,809
Core Income Class P *	2,284	27,851	28,981	2,381
Diversified Bond Class I *	7,380,484	74,295,915	10,927,915	8,625,907
Diversified Bond Class P *	449,509	6,164,820	3,408,726	274,895
Floating Rate Income Class I *	2,124,862	32,793,292	2,606,147	6,735,949
Floating Rate Income Class P *	65,472	1,030,810	489,124	146,216
High Yield Bond Class I *	8,347,839	83,060,035	25,251,986	22,225,468
High Yield Bond Class P *	119,543	1,314,277	1,584,431	857,325
Inflation Managed Class I *	6,255,650	75,484,936	12,798,756	6,079,577
Inflation Managed Class P *	132,949	1,838,539	1,553,986	659,943
Intermediate Bond Class P *	211,132	1,947,377	2,025,501	397,879
Managed Bond Class I *	18,975,081	256,568,386	12,660,322	23,194,174
Managed Bond Class P *	293,191	4,414,624	2,347,993	409,368
Short Duration Bond Class I *	8,168,861	87,520,247	17,151,156	8,750,651
Short Duration Bond Class P *	408,117	4,590,945	2,684,499	658,724
Emerging Markets Debt Class I *	458,844	5,696,946	231,709	250,896
Emerging Markets Debt Class P *	11,150	141,632	52,836	10,619
Dividend Growth Class I *	2,913,637	108,999,250	3,536,330	10,657,314
Dividend Growth Class P *	92,566	3,837,819	2,305,033	385,832
Equity Index Class I *	9,427,824	1,155,074,123	55,777,393	58,948,391
Equity Index Class P *	1,537,124	196,450,621	87,414,531	9,067,416
Focused Growth Class I *	756,864	43,579,942	2,259,081	5,045,020
Growth Class I *	5,166,290	312,633,530	805,009	20,661,937
Growth Class P *	97,722	6,445,565	2,383,145	303,480
Hedged Equity Class P *	394,740	4,453,237	3,074,356	1,043,290
Large-Cap Core Class I *	3,413,333	236,408,009	2,249,816	19,275,676
Large-Cap Core Class P *	24,002	1,868,674	1,045,833	305,214
Large-Cap Growth Class I *	3,987,607	88,537,806	11,424,204	7,500,250
Large-Cap Growth Class P *	40,410	1,066,844	805,095	130,686
Large-Cap Value Class I *	4,429,029	163,459,688	5,432,597	12,674,776
Large-Cap Value Class P *	82,927	3,391,949	1,096,638	326,275
Mid-Cap Equity Class I *	4,558,550	148,700,091	5,769,181	7,557,305
Mid-Cap Growth Class I *	3,191,638	84,764,812	5,572,645	5,487,542
Mid-Cap Growth Class P *	42,392	1,246,342	525,932	119,404
Mid-Cap Value Class I *	754,744	22,329,567	2,330,780	2,003,002
Mid-Cap Value Class P *	15,989	706,446	463,876	182,461
Small-Cap Equity Class I *	1,046,549	31,098,842	3,271,811	1,609,347
Small-Cap Equity Class P *	20,034	783,956	235,748	158,964
Small-Cap Growth Class I *	864,454	23,132,242	7,674	1,930,088
Small-Cap Index Class I *	7,505,516	243,169,677	5,449,011	10,503,015
Small-Cap Index Class P *	777,538	25,780,722	11,433,734	679,182
Small-Cap Value Class I *	2,600,285	71,691,604	2,314,680	5,118,807
Small-Cap Value Class P *	32,142	1,089,550	758,937	311,246
Value Class I *	3,217,003	64,969,594	1,914,141	3,309,507
Value Class P *	17,706	413,063	213,636	50,572
Value Advantage Class I *	407,249	10,453,175	1,020,931	4,680,250
Value Advantage Class P *	59,492	1,559,950	463,272	263,112
Emerging Markets Class I *	8,002,570	144,225,895	9,056,500	10,310,312
Emerging Markets Class P *	225,008	4,240,923	2,466,272	326,922
International Growth Class P *	39,785	354,181	557,521	226,619
International Large-Cap Class I *	18,001,272	249,556,981	14,142,650	15,386,706
International Large-Cap Class P *	324,482	4,884,132	2,903,305	475,328
International Small-Cap Class I *	3,050,297	39,377,622	1,397,854	1,895,268
International Small-Cap Class P *	64,304	1,155,762	332,109	86,056

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
International Value Class I *	8,884,520	$150,403,476	$1,996,986	$12,530,299
Health Sciences Class I *	1,366,534	86,173,588	2,170,737	9,387,649
Health Sciences Class P *	28,770	2,007,819	684,203	543,916
Real Estate Class I *	2,696,317	90,497,793	3,681,149	4,899,139
Real Estate Class P *	2,305	81,529	53,434	28,427
Technology Class I *	2,961,884	48,109,835	4,821,614	6,522,505
Technology Class P *	110,562	2,296,425	642,233	151,784
ESG Diversified Class P *	14,208	147,604	145,640	33,781
ESG Diversified Growth Class P *	129,549	1,266,969	980,160	270,890
PSF Avantis Balanced Allocation Class D *	713,167	11,678,161	967,655	1,595,088
PSF Avantis Balanced Allocation Class P *	58,838	973,693	298,604	199,198
Pacific Dynamix - Conservative Growth Class I *	821,234	16,291,503	495,738	1,388,227
Pacific Dynamix - Conservative Growth Class P *	412,092	8,243,505	4,582,589	1,696,604
Pacific Dynamix - Moderate Growth Class I *	2,667,036	72,123,471	2,618,409	4,002,085
Pacific Dynamix - Moderate Growth Class P *	1,957,883	53,394,148	20,211,756	8,491,185
Pacific Dynamix - Growth Class I *	3,893,097	125,134,040	7,831,901	10,168,870
Pacific Dynamix - Growth Class P *	1,401,891	45,440,329	19,034,336	4,740,921
Portfolio Optimization Conservative Class I *	904,619	13,065,465	1,214,086	2,635,384
Portfolio Optimization Conservative Class P *	1,194	17,394	3,602	44,704
Portfolio Optimization Moderate-Conservative Class I *	2,824,976	47,484,644	1,053,395	3,003,587
Portfolio Optimization Moderate-Conservative Class P *	11,160	189,168	275,516	125,367
Portfolio Optimization Moderate Class I *	11,608,230	223,772,803	3,183,597	18,909,452
Portfolio Optimization Moderate Class P *	42,914	834,183	322,057	120,229
Portfolio Optimization Growth Class I *	17,179,817	369,511,041	3,984,942	21,302,051
Portfolio Optimization Growth Class P *	167,125	3,624,722	1,089,785	284,954
Portfolio Optimization Aggressive-Growth Class I *	8,102,110	185,185,897	2,537,676	13,362,054
Portfolio Optimization Aggressive-Growth Class P *	105,762	2,437,601	524,475	251,428
Invesco® V.I. Discovery Mid Cap Growth Series I *	37	2,316	3,466	1,339
Invesco® V.I. EQV International Equity Series I	67,726	2,308,779	742,367	147,511
Invesco® V.I. EQV International Equity Series II	957,497	32,047,430	3,637,130	2,603,824
Invesco® V.I. Global Series I	65,551	2,396,556	873,604	162,225
Invesco® V.I. Global Series II	416,186	14,774,591	3,475,291	5,734,046
Invesco® V.I. Main Street Small Cap Fund® Series I	458,732	12,344,491	5,602,024	456,770
American Century Inflation Protection Class I	3,131	29,402	16,155	3,735
American Century VP Mid Cap Value Class I	106,106	2,062,696	1,002,115	132,374
American Century VP Mid Cap Value Class II	2,152,494	41,909,067	8,114,482	2,940,904
American Funds IS American High-Income Trust Class 2	185,851	1,622,483	991,129	284,317
American Funds IS Asset Allocation Class 2	1,169,567	27,519,917	11,476,570	1,633,657
American Funds IS Asset Allocation Class 4	4,381,198	102,257,160	14,582,283	4,318,727
American Funds IS Capital World Bond Class 2 *	5,115	51,304	32,890	1,864
American Funds IS Growth Class 2	193,182	18,970,449	7,371,827	940,830
American Funds IS Growth Class 4	1,692,022	161,926,503	17,248,908	13,202,233
American Funds IS Growth-Income Class 2	213,485	12,446,162	4,377,862	564,572
American Funds IS Growth-Income Class 4	2,207,316	126,567,526	10,669,187	9,076,239
American Funds IS International Class 2	163,213	2,841,542	1,065,893	341,325
American Funds IS New World Fund® Class 2	104,428	2,628,449	760,227	322,661
BlackRock® 60/40 Target Allocation ETF V.I. Class I	1,818,456	24,094,541	4,989,121	3,092,721
BlackRock® Basic Value V.I. Class III	2,214,264	28,276,155	4,669,151	2,701,722
BlackRock® Global Allocation V.I. Class I	374,306	6,104,930	3,846,376	299,295
BlackRock® Global Allocation V.I. Class III	5,399,689	70,357,942	3,720,795	4,999,646
BNY Mellon VIF Appreciation Service Shares	149,842	5,136,596	3,487,109	1,718,352
DFA VA International Small Institutional Class	477,487	5,672,545	3,150,826	481,630
DFA VA International Value Institutional Class	214,873	2,924,415	1,905,095	907,983
DFA VA Short-Term Fixed Institutional Class	789,427	7,917,954	6,109,595	1,501,792
DFA VA US Large Value Institutional Class	195,746	6,369,577	3,869,833	1,105,221
DFA VA US Targeted Value Institutional Class	182,051	4,114,359	2,506,371	746,024
Fidelity® VIP Bond Index Initial Class	2,438,898	23,584,139	18,689,870	3,061,624
Fidelity® VIP Bond Index Service Class 2	474,456	4,569,012	3,000,108	433,267

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Contrafund® Initial Class	53,839	$2,618,170	$1,101,688	$282,943
Fidelity® VIP Contrafund® Service Class 2	1,885,976	88,320,256	6,981,751	6,986,933
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	99,268	1,113,790	590,093	403,364
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	234,694	2,677,858	251,179	138,270
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	450,998	5,592,375	403,968	955,824
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	17,441	264,573	213,585	46,986
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	938,273	14,083,478	1,258,211	1,757,927
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	41,587	638,772	502,685	382,034
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	1,036,285	15,803,347	2,435,790	2,335,621
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	157,632	4,096,845	1,800,264	413,646
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	645,780	16,609,469	2,803,627	2,387,764
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	181,582	4,577,691	2,443,377	436,534
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	728,685	18,202,543	3,564,440	2,020,560
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	1,087	13,843	11,238	3,809
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	24,541	269,215	158,322	90,918
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	179,200	1,956,863	650,056	1,107,227
Fidelity® VIP Government Money Market Service Class	287,113,646	287,113,646	191,271,746	201,761,161
Fidelity® VIP Growth Initial Class	2,082	193,873	106,731	1,420
Fidelity® VIP Growth Service Class 2	654,538	58,856,051	19,823,324	5,414,443
Fidelity® VIP International Index Initial Class	2,194,762	23,286,428	13,353,754	1,237,619
Fidelity® VIP International Index Service Class 2	389,468	4,112,784	2,776,086	708,637
Fidelity® VIP Mid Cap Initial Class	115,237	4,199,229	1,680,051	272,125
Fidelity® VIP Mid Cap Service Class 2	1,279,184	44,374,906	3,700,094	1,721,330
Fidelity® VIP Total Market Index Initial Class	3,701,818	63,893,378	26,581,196	6,052,091
Fidelity® VIP Total Market Index Service Class 2	390,136	6,706,434	3,183,337	711,626
Fidelity® VIP Value Strategies Service Class 2	766,473	12,838,431	1,593,702	2,685,030
Templeton Foreign VIP Class 1	61,707	899,065	335,884	164,416
Templeton Foreign VIP Class 2	1,359,805	19,363,617	2,647,913	3,948,061
Templeton Global Bond VIP Class 1 *	38,220	518,647	260,968	81,020
Templeton Global Bond VIP Class 2 *	1,718,868	22,070,260	1,287,685	1,640,456
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	5,761	51,157	53,374	1,802
Janus Henderson Enterprise Institutional Shares	10,862	831,127	399,238	97,764
Janus Henderson Enterprise Service Shares	469,128	32,074,260	4,864,572	7,640,307
Janus Henderson Overseas Institutional Shares	30,613	1,287,869	777,926	204,878
Janus Henderson Overseas Service Shares	677,502	27,154,275	1,961,601	2,045,500
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	24,138	290,382	64,819	37,159
Lazard Retirement Global Dynamic Multi-Asset Service Shares	119,590	1,432,683	183,557	183,067
Lazard Retirement International Equity Service Shares	291,193	2,646,943	399,404	336,430
ClearBridge Variable Aggressive Growth - Class I	21,500	368,072	135,208	75,632
ClearBridge Variable Aggressive Growth - Class II	1,500,727	24,852,033	3,916,516	1,739,712
ClearBridge Variable Mid Cap - Class I	88,584	2,021,492	421,443	187,389
ClearBridge Variable Mid Cap - Class II	591,261	13,344,766	634,088	1,337,296
ClearBridge Variable Small Cap Growth - Class I *	61,270	1,675,731	934,110	151,175
Western Asset Variable Global High Yield Bond - Class I	92,868	559,067	624,026	79,012
Western Asset Variable Global High Yield Bond - Class II	108,390	678,523	160,972	245,990
Lord Abbett Bond Debenture Class VC	2,457,821	25,364,713	5,234,381	1,237,915
Lord Abbett Developing Growth Class VC *	533,159	12,774,481	-	1,433,183
Lord Abbett Fundamental Equity Class VC	410,181	6,886,933	515,874	539,337
Lord Abbett Total Return Class VC	5,966,442	84,723,473	12,479,453	8,158,620
M Capital Appreciation	3,357,566	82,025,328	11,060,073	3,816,292
M International Equity	6,579,381	89,413,794	11,040,015	4,530,220
M Large Cap Growth	2,856,958	83,023,210	9,846,404	6,767,683
M Large Cap Value	2,945,190	43,205,934	7,160,065	6,706,252
MFS® New Discovery Series - Initial Class *	148,589	1,922,741	537,337	208,692
MFS® New Discovery Series - Service Class *	2,251,558	22,740,734	2,234,946	2,721,914
MFS® Total Return Series - Initial Class	56,255	1,308,497	421,890	166,961
MFS® Utilities Series - Initial Class	4,008	129,255	95,328	45,991
MFS® Utilities Series - Service Class	442,535	13,957,542	2,037,089	2,769,598

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
MFS® Value Series - Initial Class	265,209	$5,640,995	$2,338,862	$363,205
MFS® Value Series - Service Class	1,462,635	30,291,172	5,708,104	3,104,624
MFS® Government Securities - Initial Class	6,069	65,975	68,585	2,782
MFS® Research International - Initial Class	4,587	77,423	38,241	4,239
MFS® Blended Research® Small Cap Equity - Initial Class	4,089	40,927	32,010	1,783
MFS® Global Real Estate - Initial Class	2,984	39,029	20,256	5,737
Neuberger Berman Sustainable Equity Class I	69,145	2,305,992	1,233,251	877,003
PIMCO CommodityRealReturn® Strategy - Institutional Class	3,095	16,464	14,575	2,322
PIMCO Global Managed Asset Allocation - Advisor Class	716,640	6,736,413	1,451,506	1,328,340
PIMCO Global Managed Asset Allocation - Institutional Class	19,397	180,783	113,972	85,579
PIMCO Income - Administrative Class	1,094,743	10,892,694	14,154,972	17,277,240
Royce Micro-Cap Service Class *	432,470	3,840,335	656,279	843,635
State Street Total Return V.I.S. Class 3	178,309	2,628,273	284,012	112,013
T. Rowe Price Blue Chip Growth - I *	288,690	13,334,602	4,320,352	1,400,705
T. Rowe Price Blue Chip Growth - II *	3,870,138	168,505,801	9,927,434	16,069,082
T. Rowe Price Equity Income - I	220,501	6,121,110	3,078,992	609,382
T. Rowe Price Equity Income - II	3,498,219	96,515,875	7,903,364	5,215,636
VanEck VIP Global Resources Initial Class	1,066,238	28,351,275	4,367,297	5,198,978
Vanguard® VIF Global Bond Index *	14,814	275,531	307,690	46,328
Vanguard® VIF High Yield Bond	741,443	5,464,439	3,100,283	535,855
Vanguard® VIF Mid-Cap Index	1,391,647	33,302,124	14,993,795	862,775
Vanguard® VIF Real Estate Index	607,617	7,242,791	3,500,042	832,349
Vanguard® VIF Total Bond Market Index	159,830	1,698,993	1,527,770	504,704
Vanguard® VIF Total Stock Market Index	9,339	461,825	421,711	30,756

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$10,358,538	$27,851	$74,295,915	$6,164,820	$32,793,292	$1,030,810
Receivables:
Due from Pacific Life Insurance Company	4,373	-	-	3,272	57,271	20,774
Investments sold	-	-	7,347	-	-	-
Total Assets	10,362,911	27,851	74,303,262	6,168,092	32,850,563	1,051,584
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	7,319	-	-	-
Investments purchased	4,375	-	-	3,273	57,274	20,773
Total Liabilities	4,375	-	7,319	3,273	57,274	20,773
NET ASSETS	$10,358,536	$27,851	$74,295,943	$6,164,819	$32,793,289	$1,030,811
Units Outstanding	859,138	2,807	4,348,153	659,653	2,125,736	81,867
Accumulation Unit Value	$12.06	$9.92	$17.09	$9.35	$15.43	$12.59
Cost of Investments	$10,126,318	$26,734	$78,791,255	$6,338,085	$28,014,213	$946,220

	High Yield	High Yield	Inflation	Inflation	Intermediate	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class P	Class I
ASSETS
Investments in mutual funds, at value	$83,060,035	$1,314,277	$75,484,936	$1,838,539	$1,947,377	$256,568,386
Receivables:
Due from Pacific Life Insurance Company	10,228	412	6,424	28,677	4,991	-
Investments sold	-	-	-	-	-	6,666
Total Assets	83,070,263	1,314,689	75,491,360	1,867,216	1,952,368	256,575,052
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	6,646
Investments purchased	10,098	412	6,517	28,678	4,991	-
Total Liabilities	10,098	412	6,517	28,678	4,991	6,646
NET ASSETS	$83,060,165	$1,314,277	$75,484,843	$1,838,538	$1,947,377	$256,568,406
Units Outstanding	887,306	112,518	1,083,563	168,959	192,026	3,476,149
Accumulation Unit Value	$93.61	$11.68	$69.66	$10.88	$10.14	$73.81
Cost of Investments	$77,423,853	$1,239,913	$69,519,260	$1,789,711	$1,870,450	$239,795,418

	Managed	Short Duration	Short Duration	Emerging	Emerging	Dividend
	Bond	Bond	Bond	Markets Debt	Markets Debt	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,414,624	$87,520,247	$4,590,945	$5,696,946	$141,632	$108,999,250
Receivables:
Due from Pacific Life Insurance Company	1,293	22,726	1	71	-	-
Investments sold	-	-	-	-	-	16,355
Total Assets	4,415,917	87,542,973	4,590,946	5,697,017	141,632	109,015,605
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	16,157
Investments purchased	1,293	22,519	-	78	-	-
Total Liabilities	1,293	22,519	-	78	-	16,157
NET ASSETS	$4,414,624	$87,520,454	$4,590,946	$5,696,939	$141,632	$108,999,448
Units Outstanding	447,120	6,133,357	437,731	448,848	14,049	1,893,598
Accumulation Unit Value	$9.87	$14.27	$10.49	$12.69	$10.08	$57.56
Cost of Investments	$4,284,053	$85,564,231	$4,421,793	$5,518,743	$131,348	$57,343,502

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Dividend	Equity	Equity	Focused
	Growth	Index	Index	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$3,837,819	$1,155,074,123	$196,450,621	$43,579,942	$312,633,530	$6,445,565
Receivables:
Due from Pacific Life Insurance Company	33,341	73,802	765,766	-	20,110	4,612
Investments sold	-	-	-	32,837	-	-
Total Assets	3,871,160	1,155,147,925	197,216,387	43,612,779	312,653,640	6,450,177
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	32,811	-	-
Investments purchased	33,342	73,807	765,791	-	19,949	4,617
Total Liabilities	33,342	73,807	765,791	32,811	19,949	4,617
NET ASSETS	$3,837,818	$1,155,074,118	$196,450,596	$43,579,968	$312,633,691	$6,445,560
Units Outstanding	237,555	4,742,868	10,938,798	624,081	1,372,312	381,864
Accumulation Unit Value	$16.16	$243.54	$17.96	$69.83	$227.82	$16.88
Cost of Investments	$3,493,276	$496,344,572	$171,091,125	$23,372,495	$128,354,504	$5,632,373

	Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Equity	Core	Core	Growth	Growth	Value
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,453,237	$236,408,009	$1,868,674	$88,537,806	$1,066,844	$163,459,688
Receivables:
Due from Pacific Life Insurance Company	29,315	-	15,658	-	-	-
Investments sold	-	14,869	-	33,817	-	3,265
Total Assets	4,482,552	236,422,878	1,884,332	88,571,623	1,066,844	163,462,953
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	14,834	-	33,745	-	2,482
Investments purchased	29,314	-	15,658	-	-	-
Total Liabilities	29,314	14,834	15,658	33,745	-	2,482
NET ASSETS	$4,453,238	$236,408,044	$1,868,674	$88,537,878	$1,066,844	$163,460,471
Units Outstanding	394,371	1,120,006	113,652	2,385,505	78,180	2,873,762
Accumulation Unit Value	$11.29	$211.08	$16.44	$37.11	$13.65	$56.88
Cost of Investments	$4,133,017	$89,963,612	$1,673,363	$69,279,309	$851,448	$84,143,031

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Equity	Growth	Growth	Value	Value
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$3,391,949	$148,700,091	$84,764,812	$1,246,342	$22,329,567	$706,446
Receivables:
Due from Pacific Life Insurance Company	72	-	17,652	63	-	116
Investments sold	-	16,010	-	-	25,896	-
Total Assets	3,392,021	148,716,101	84,782,464	1,246,405	22,355,463	706,562
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	15,526	-	-	25,939	-
Investments purchased	72	-	17,942	64	-	115
Total Liabilities	72	15,526	17,942	64	25,939	115
NET ASSETS	$3,391,949	$148,700,575	$84,764,522	$1,246,341	$22,329,524	$706,447
Units Outstanding	208,457	1,713,717	1,999,781	76,731	386,436	43,085
Accumulation Unit Value	$16.27	$86.77	$42.39	$16.24	$57.78	$16.40
Cost of Investments	$3,016,472	$93,399,053	$82,520,113	$1,183,702	$15,869,790	$630,232

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Equity	Growth	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$31,098,842	$783,956	$23,132,242	$243,169,677	$25,780,722	$71,691,604
Receivables:
Due from Pacific Life Insurance Company	-	684	-	46,835	64,516	15,190
Investments sold	33,721	-	215	-	-	-
Total Assets	31,132,563	784,640	23,132,457	243,216,512	25,845,238	71,706,794
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	33,602	-	35	-	-	-
Investments purchased	-	684	-	47,458	64,524	15,123
Total Liabilities	33,602	684	35	47,458	64,524	15,123
NET ASSETS	$31,098,961	$783,956	$23,132,422	$243,169,054	$25,780,714	$71,691,671
Units Outstanding	648,870	50,512	499,467	4,230,079	1,779,220	1,024,687
Accumulation Unit Value	$47.93	$15.52	$46.31	$57.49	$14.49	$69.96
Cost of Investments	$24,202,170	$736,844	$8,974,996	$164,962,611	$24,044,597	$51,875,854

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,089,550	$64,969,594	$413,063	$10,453,175	$1,559,950	$144,225,895
Receivables:
Due from Pacific Life Insurance Company	15,375	-	46	2,189	11,870	2,160
Investments sold	-	8,893	-	-	-	-
Total Assets	1,104,925	64,978,487	413,109	10,455,364	1,571,820	144,228,055
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	8,542	-	-	-	-
Investments purchased	15,374	-	47	2,192	11,870	2,375
Total Liabilities	15,374	8,542	47	2,192	11,870	2,375
NET ASSETS	$1,089,551	$64,969,945	$413,062	$10,453,172	$1,559,950	$144,225,680
Units Outstanding	74,326	1,951,447	30,130	407,226	102,273	2,915,227
Accumulation Unit Value	$14.66	$33.29	$13.71	$25.67	$15.25	$49.47
Cost of Investments	$1,017,089	$42,199,481	$390,120	$9,662,341	$1,416,961	$134,853,830

	Emerging	International	International	International	International	International
	Markets	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap
	Class P	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$4,240,923	$354,181	$249,556,981	$4,884,132	$39,377,622	$1,155,762
Receivables:
Due from Pacific Life Insurance Company	651	-	7,131	430	22,592	-
Investments sold	-	-	-	-	-	-
Total Assets	4,241,574	354,181	249,564,112	4,884,562	39,400,214	1,155,762
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	651	-	7,398	431	22,529	-
Total Liabilities	651	-	7,398	431	22,529	-
NET ASSETS	$4,240,923	$354,181	$249,556,714	$4,884,131	$39,377,685	$1,155,762
Units Outstanding	409,498	31,647	9,020,775	335,229	2,015,162	83,155
Accumulation Unit Value	$10.36	$11.19	$27.66	$14.57	$19.54	$13.90
Cost of Investments	$4,344,484	$343,016	$160,307,489	$4,419,554	$32,896,678	$1,053,196

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	International	Health	Health	Real	Real
	Value	Sciences	Sciences	Estate	Estate	Technology
	Class I	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$150,403,476	$86,173,588	$2,007,819	$90,497,793	$81,529	$48,109,835
Receivables:
Due from Pacific Life Insurance Company	-	-	1,663	-	-	2,526
Investments sold	5,863	13,269	-	43,205	-	-
Total Assets	150,409,339	86,186,857	2,009,482	90,540,998	81,529	48,112,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,926	13,209	-	43,316	-	-
Investments purchased	-	-	1,665	-	-	2,677
Total Liabilities	5,926	13,209	1,665	43,316	-	2,677
NET ASSETS	$150,403,413	$86,173,648	$2,007,817	$90,497,682	$81,529	$48,109,684
Units Outstanding	3,522,357	809,629	133,078	937,930	6,784	1,688,057
Accumulation Unit Value	$42.70	$106.44	$15.09	$96.49	$12.02	$28.50
Cost of Investments	$94,547,607	$51,926,874	$1,922,221	$65,113,478	$75,787	$34,342,716

						Pacific
			ESG	PSF Avantis	PSF Avantis	Dynamix -
		ESG	Diversified	Balanced	Balanced	Conservative
	Technology	Diversified	Growth	Allocation	Allocation	Growth
	Class P	Class P	Class P	Class D	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,296,425	$147,604	$1,266,969	$11,678,161	$973,693	$16,291,503
Receivables:
Due from Pacific Life Insurance Company	1,398	1,092	2	-	-	347
Investments sold	-	-	-	41,764	-	-
Total Assets	2,297,823	148,696	1,266,971	11,719,925	973,693	16,291,850
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	41,764	-	-
Investments purchased	1,399	1,092	3	-	-	350
Total Liabilities	1,399	1,092	3	41,764	-	350
NET ASSETS	$2,296,424	$147,604	$1,266,968	$11,678,161	$973,693	$16,291,500
Units Outstanding	124,702	14,240	114,290	715,343	76,244	675,329
Accumulation Unit Value	$18.42	$10.37	$11.09	$16.33	$12.77	$24.12
Cost of Investments	$1,977,890	$137,129	$1,155,365	$10,163,947	$887,023	$13,944,177

	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Optimization
	Growth	Growth	Growth	Growth	Growth	Conservative
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$8,243,505	$72,123,471	$53,394,148	$125,134,040	$45,440,329	$13,065,465
Receivables:
Due from Pacific Life Insurance Company	9,900	39	97,953	144,074	77,145	481
Investments sold	-	-	-	-	-	-
Total Assets	8,253,405	72,123,510	53,492,101	125,278,114	45,517,474	13,065,946
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	9,901	67	97,968	144,057	77,150	510
Total Liabilities	9,901	67	97,968	144,057	77,150	510
NET ASSETS	$8,243,504	$72,123,443	$53,394,133	$125,134,057	$45,440,324	$13,065,436
Units Outstanding	697,023	2,364,646	4,147,496	3,342,062	3,326,491	874,457
Accumulation Unit Value	$11.83	$30.50	$12.87	$37.44	$13.66	$14.94
Cost of Investments	$7,711,666	$53,883,368	$49,104,251	$93,322,947	$42,110,031	$12,435,413

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
		Portfolio	Portfolio
	Portfolio	Optimization	Optimization	Portfolio	Portfolio	Portfolio
	Optimization	Moderate-	Moderate -	Optimization	Optimization	Optimization
	Conservative	Conservative	Conservative	Moderate	Moderate	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$17,394	$47,484,644	$189,168	$223,772,803	$834,183	$369,511,041
Receivables:
Due from Pacific Life Insurance Company	-	39	-	4,033	1	-
Investments sold	-	-	-	-	-	60,457
Total Assets	17,394	47,484,683	189,168	223,776,836	834,184	369,571,498
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	60,495
Investments purchased	-	-	-	3,661	-	-
Total Liabilities	-	-	-	3,661	-	60,495
NET ASSETS	$17,394	$47,484,683	$189,168	$223,773,175	$834,184	$369,511,003
Units Outstanding	1,637	2,740,547	16,576	11,298,893	68,383	16,797,425
Accumulation Unit Value	$10.63	$17.33	$11.41	$19.80	$12.20	$22.00
Cost of Investments	$16,294	$35,123,827	$178,709	$136,695,564	$782,356	$198,077,434

		Portfolio	Portfolio	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Portfolio	Optimization	Optimization	Discovery	EQV	EQV
	Optimization	Aggressive-	Aggressive-	Mid Cap	International	International
	Growth	Growth	Growth	Growth	Equity	Equity
	Class P	Class I	Class P	Series I	Series I	Series II
ASSETS
Investments in mutual funds, at value	$3,624,722	$185,185,897	$2,437,601	$2,316	$2,308,779	$32,047,430
Receivables:
Due from Pacific Life Insurance Company	-	9,315	-	-	345	-
Investments sold	-	-	-	-	-	20,705
Total Assets	3,624,722	185,195,212	2,437,601	2,316	2,309,124	32,068,135
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1	-	-	20,733
Investments purchased	-	9,590	-	-	345	-
Total Liabilities	-	9,590	1	-	345	20,733
NET ASSETS	$3,624,722	$185,185,622	$2,437,600	$2,316	$2,308,779	$32,047,402
Units Outstanding	284,185	7,952,729	185,002	164	177,592	1,729,410
Accumulation Unit Value	$12.75	$23.29	$13.18	$14.08	$13.00	$18.53
Cost of Investments	$3,448,897	$103,385,453	$2,219,090	$2,163	$2,239,901	$33,759,192

			Invesco V.I.	American	American	American
			Main Street	Century	Century	Century
	Invesco V.I.	Invesco V.I.	Small Cap	Inflation	VP Mid Cap	VP Mid Cap
	Global	Global	Fund	Protection	Value	Value
	Series I	Series II	Series I	Class I	Class I	Class II
ASSETS
Investments in mutual funds, at value	$2,396,556	$14,774,591	$12,344,491	$29,402	$2,062,696	$41,909,067
Receivables:
Due from Pacific Life Insurance Company	11,208	926	2,779	883	2,712	-
Investments sold	-	-	-	-	-	15,309
Total Assets	2,407,764	14,775,517	12,347,270	30,285	2,065,408	41,924,376
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	15,316
Investments purchased	11,208	205	2,782	883	2,713	-
Total Liabilities	11,208	205	2,782	883	2,713	15,316
NET ASSETS	$2,396,556	$14,775,312	$12,344,488	$29,402	$2,062,695	$41,909,060
Units Outstanding	152,651	582,436	749,753	2,805	136,941	1,329,129
Accumulation Unit Value	$15.70	$25.37	$16.46	$10.48	$15.06	$31.53
Cost of Investments	$2,648,625	$16,479,146	$12,010,880	$29,276	$2,194,993	$43,174,006

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	American Funds
	IS American	American Funds	American Funds	American Funds
	High-Income	IS Asset	IS Asset	IS Capital	American Funds	American Funds
	Trust	Allocation	Allocation	World Bond	IS Growth	IS Growth
	Class 2	Class 2	Class 4	Class 2	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$1,622,483	$27,519,917	$102,257,160	$51,304	$18,970,449	$161,926,503
Receivables:
Due from Pacific Life Insurance Company	3,609	14,747	28,874	-	20,078	41,566
Investments sold	-	-	-	-	-	-
Total Assets	1,626,092	27,534,664	102,286,034	51,304	18,990,527	161,968,069
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	3,609	14,730	28,874	-	20,069	41,626
Total Liabilities	3,609	14,730	28,874	-	20,069	41,626
NET ASSETS	$1,622,483	$27,519,934	$102,257,160	$51,304	$18,970,458	$161,926,443
Units Outstanding	131,641	1,969,867	2,486,647	5,070	909,490	2,213,596
Accumulation Unit Value	$12.33	$13.97	$41.12	$10.12	$20.86	$73.15
Cost of Investments	$1,633,397	$27,661,186	$101,743,385	$48,242	$17,817,587	$141,505,095

	American Funds	American Funds		American Funds	BlackRock
	IS	IS	American Funds	IS	60/40 Target	BlackRock
	Growth-Income	Growth-Income	IS International	New World Fund	Allocation ETF	Basic Value
	Class 2	Class 4	Class 2	Class 2	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$12,446,162	$126,567,526	$2,841,542	$2,628,449	$24,094,541	$28,276,155
Receivables:
Due from Pacific Life Insurance Company	21,142	38,908	42,399	8,855	8,484	-
Investments sold	-	-	-	-	-	8,703
Total Assets	12,467,304	126,606,434	2,883,941	2,637,304	24,103,025	28,284,858
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	8,672
Investments purchased	21,145	38,925	42,400	8,855	8,482	-
Total Liabilities	21,145	38,925	42,400	8,855	8,482	8,672
NET ASSETS	$12,446,159	$126,567,509	$2,841,541	$2,628,449	$24,094,543	$28,276,186
Units Outstanding	746,541	2,552,068	242,680	198,381	1,451,447	772,207
Accumulation Unit Value	$16.67	$49.59	$11.71	$13.25	$16.60	$36.62
Cost of Investments	$11,736,980	$106,295,869	$2,903,813	$2,611,351	$24,092,932	$29,605,206

				DFA VA	DFA VA	DFA VA
	BlackRock	BlackRock		International	International	Short-Term
	Global	Global	BNY Mellon	Small	Value	Fixed
	Allocation	Allocation	VIF Appreciation	Institutional	Institutional	Institutional
	V.I. Class I	V.I. Class III	Service Shares	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$6,104,930	$70,357,942	$5,136,596	$5,672,545	$2,924,415	$7,917,954
Receivables:
Due from Pacific Life Insurance Company	1,024	-	260	19,700	185	25,093
Investments sold	-	16,014	-	-	-	-
Total Assets	6,105,954	70,373,956	5,136,856	5,692,245	2,924,600	7,943,047
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	16,049	-	-	-	-
Investments purchased	1,025	-	261	19,698	186	25,099
Total Liabilities	1,025	16,049	261	19,698	186	25,099
NET ASSETS	$6,104,929	$70,357,907	$5,136,595	$5,672,547	$2,924,414	$7,917,948
Units Outstanding	459,608	2,331,554	166,470	403,074	191,361	764,419
Accumulation Unit Value	$13.28	$30.18	$30.86	$14.07	$15.28	$10.36
Cost of Investments	$6,060,665	$77,531,645	$4,825,437	$5,463,881	$2,742,527	$7,974,324

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	DFA VA	DFA VA US
	US Large Value	Targeted Value	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Bond Index	Bond Index	Contrafund	Contrafund
	Class	Class	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,369,577	$4,114,359	$23,584,139	$4,569,012	$2,618,170	$88,320,256
Receivables:
Due from Pacific Life Insurance Company	11,450	2,247	141,712	159,108	3,747	17,587
Investments sold	-	-	-	-	-	-
Total Assets	6,381,027	4,116,606	23,725,851	4,728,120	2,621,917	88,337,843
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	11,455	2,247	141,703	159,106	3,747	17,789
Total Liabilities	11,455	2,247	141,703	159,106	3,747	17,789
NET ASSETS	$6,369,572	$4,114,359	$23,584,148	$4,569,014	$2,618,170	$88,320,054
Units Outstanding	411,314	207,218	2,600,870	480,781	143,092	1,497,423
Accumulation Unit Value	$15.49	$19.86	$9.07	$9.50	$18.30	$58.98
Cost of Investments	$6,048,583	$3,932,442	$23,154,327	$4,586,342	$2,353,737	$70,635,640

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$1,113,790	$2,677,858	$5,592,375	$264,573	$14,083,478	$638,772
Receivables:
Due from Pacific Life Insurance Company	-	-	10	1	17	-
Investments sold	-	-	-	-	-	-
Total Assets	1,113,790	2,677,858	5,592,385	264,574	14,083,495	638,772
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	13	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	2	13	-	-	-	-
NET ASSETS	$1,113,788	$2,677,845	$5,592,385	$264,574	$14,083,495	$638,772
Units Outstanding	56,249	128,616	261,833	21,355	611,331	46,512
Accumulation Unit Value	$19.80	$20.82	$21.36	$12.39	$23.04	$13.73
Cost of Investments	$1,221,227	$2,971,151	$6,087,717	$250,863	$14,098,642	$604,964

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom 2055
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$15,803,347	$4,096,845	$16,609,469	$4,577,691	$18,202,543	$13,843
Receivables:
Due from Pacific Life Insurance Company	32,864	3,832	141,649	4,500	313	-
Investments sold	-	-	-	-	-	-
Total Assets	15,836,211	4,100,677	16,751,118	4,582,191	18,202,856	13,843
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	32,850	3,830	141,626	4,498	314	-
Total Liabilities	32,850	3,830	141,626	4,498	314	-
NET ASSETS	$15,803,361	$4,096,847	$16,609,492	$4,577,693	$18,202,542	$13,843
Units Outstanding	669,645	279,164	626,574	295,867	647,351	1,217
Accumulation Unit Value	$23.60	$14.68	$26.51	$15.47	$28.12	$11.38
Cost of Investments	$15,675,521	$3,687,964	$15,571,953	$4,267,405	$16,759,340	$12,761

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP			Fidelity VIP
	Freedom Income	Freedom Income	Government	Fidelity VIP	Fidelity VIP	International
	Portfolio	Portfolio	Money Market	Growth	Growth	Index
	Initial Class	Service Class 2	Service Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$269,215	$1,956,863	$287,113,646	$193,873	$58,856,051	$23,286,428
Receivables:
Due from Pacific Life Insurance Company	-	1	194,625	-	82,331	62,260
Investments sold	-	-	-	-	-	-
Total Assets	269,215	1,956,864	287,308,271	193,873	58,938,382	23,348,688
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	-	194,760	-	82,297	62,268
Total Liabilities	-	-	194,760	-	82,297	62,268
NET ASSETS	$269,215	$1,956,864	$287,113,511	$193,873	$58,856,085	$23,286,420
Units Outstanding	24,160	115,269	25,857,232	11,788	812,465	1,776,787
Accumulation Unit Value	$11.14	$16.98	$11.10	$16.45	$72.44	$13.11
Cost of Investments	$274,026	$2,019,278	$287,113,646	$167,366	$56,025,832	$22,243,081

	Fidelity VIP International	Fidelity VIP	Fidelity VIP	Fidelity VIP Total Market	Fidelity VIP Total Market	Fidelity VIP
	Index	Mid Cap	Mid Cap	Index	Index	Value Strategies
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$4,112,784	$4,199,229	$44,374,906	$63,893,378	$6,706,434	$12,838,431
Receivables:
Due from Pacific Life Insurance Company	-	13,971	13,632	1,625,986	9,088	-
Investments sold	-	-	-	-	-	13,436
Total Assets	4,112,784	4,213,200	44,388,538	65,519,364	6,715,522	12,851,867
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	13,431
Investments purchased	-	13,970	13,443	1,625,968	9,090	-
Total Liabilities	-	13,970	13,443	1,625,968	9,090	13,431
NET ASSETS	$4,112,784	$4,199,230	$44,375,095	$63,893,396	$6,706,432	$12,838,436
Units Outstanding	313,608	254,882	920,151	3,874,765	386,367	286,340
Accumulation Unit Value	$13.11	$16.48	$48.23	$16.49	$17.36	$44.84
Cost of Investments	$3,837,291	$4,257,811	$42,530,623	$57,302,891	$6,059,947	$12,119,473

					Goldman Sachs VIT	Janus
					Multi-Strategy	Henderson
	Templeton	Templeton	Templeton	Templeton	Alternatives	Enterprise
	Foreign	Foreign	Global Bond	Global Bond	Institutional	Institutional
	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 2	Shares	Shares
ASSETS
Investments in mutual funds, at value	$899,065	$19,363,617	$518,647	$22,070,260	$51,157	$831,127
Receivables:
Due from Pacific Life Insurance Company	-	2,220	-	1,382	-	4,108
Investments sold	-	-	-	-	-	-
Total Assets	899,065	19,365,837	518,647	22,071,642	51,157	835,235
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	-	1,334	-	1,342	-	4,110
Total Liabilities	-	1,334	-	1,342	-	4,110
NET ASSETS	$899,065	$19,364,503	$518,647	$22,070,300	$51,157	$831,125
Units Outstanding	67,727	1,263,062	57,537	1,937,934	5,008	55,021
Accumulation Unit Value	$13.27	$15.33	$9.01	$11.39	$10.21	$15.11
Cost of Investments	$817,304	$17,769,779	$505,130	$26,272,187	$51,591	$790,526

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Janus	Janus Henderson	Janus	Lazard Retirement	Lazard Retirement	Lazard Retirement
	Henderson	Overseas	Henderson	Global Dynamic	Global Dynamic	International
	Enterprise	Institutional	Overseas	Multi-Asset	Multi-Asset	Equity
	Service Shares	Shares	Service Shares	Investor Shares	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$32,074,260	$1,287,869	$27,154,275	$290,382	$1,432,683	$2,646,943
Receivables:
Due from Pacific Life Insurance Company	35,275	627	26,095	-	2	2,517
Investments sold	-	-	-	-	-	-
Total Assets	32,109,535	1,288,496	27,180,370	290,382	1,432,685	2,649,460
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	35,278	627	26,319	-	-	2,515
Total Liabilities	35,278	627	26,319	-	-	2,515
NET ASSETS	$32,074,257	$1,287,869	$27,154,051	$290,382	$1,432,685	$2,646,945
Units Outstanding	612,801	80,459	1,739,316	25,889	99,866	223,556
Accumulation Unit Value	$52.34	$16.01	$15.61	$11.22	$14.35	$11.84
Cost of Investments	$33,357,843	$1,226,196	$23,344,442	$314,051	$1,517,833	$2,688,134

	ClearBridge				ClearBridge
	Variable	ClearBridge	ClearBridge	ClearBridge	Variable	Western Asset
	Aggressive	Variable	Variable	Variable	Small Cap	Variable Global
	Growth -	Aggressive	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -
	Class I	Growth - Class II	Class I	Class II	Class I	Class I
ASSETS
Investments in mutual funds, at value	$368,072	$24,852,033	$2,021,492	$13,344,766	$1,675,731	$559,067
Receivables:
Due from Pacific Life Insurance Company	-	1,239	2,631	-	268	-
Investments sold	-	-	-	25,485	-	-
Total Assets	368,072	24,853,272	2,024,123	13,370,251	1,675,999	559,067
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	25,513	-	2
Investments purchased	-	1,256	2,630	-	268	-
Total Liabilities	-	1,256	2,630	25,513	268	2
NET ASSETS	$368,072	$24,852,016	$2,021,493	$13,344,738	$1,675,731	$559,065
Units Outstanding	27,080	776,847	144,206	426,162	115,008	52,705
Accumulation Unit Value	$13.59	$31.99	$14.02	$31.31	$14.57	$10.61
Cost of Investments	$381,899	$33,507,371	$2,076,505	$12,628,811	$1,608,132	$551,605

	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable Global	Bond	Developing	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
ASSETS
Investments in mutual funds, at value	$678,523	$25,364,713	$12,774,481	$6,886,933	$84,723,473	$82,025,328
Receivables:
Due from Pacific Life Insurance Company	1	7,117	-	175	52,797	-
Investments sold	-	-	13,636	-	-	7,098
Total Assets	678,524	25,371,830	12,788,117	6,887,108	84,776,270	82,032,426
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	13,839	-	-	6,693
Investments purchased	-	7,093	-	171	52,791	-
Total Liabilities	-	7,093	13,839	171	52,791	6,693
NET ASSETS	$678,524	$25,364,737	$12,774,278	$6,886,937	$84,723,479	$82,025,733
Units Outstanding	53,262	1,856,434	423,997	229,035	7,262,675	552,842
Accumulation Unit Value	$12.74	$13.66	$30.13	$30.07	$11.67	$148.37
Cost of Investments	$743,867	$28,604,761	$24,588,000	$6,620,255	$93,299,488	$84,659,121

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
				MFS	MFS	MFS
				New Discovery	New Discovery	Total Return
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$89,413,794	$83,023,210	$43,205,934	$1,922,741	$22,740,734	$1,308,497
Receivables:
Due from Pacific Life Insurance Company	4,093	-	-	9,425	-	-
Investments sold	-	22,305	14,692	-	12,973	-
Total Assets	89,417,887	83,045,515	43,220,626	1,932,166	22,753,707	1,308,497
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	22,305	15,088	-	12,988	-
Investments purchased	4,169	-	-	9,425	-	-
Total Liabilities	4,169	22,305	15,088	9,425	12,988	-
NET ASSETS	$89,413,718	$83,023,210	$43,205,538	$1,922,741	$22,740,719	$1,308,497
Units Outstanding	1,946,177	667,817	966,442	142,599	570,731	96,669
Accumulation Unit Value	$45.94	$124.32	$44.71	$13.48	$39.84	$13.54
Cost of Investments	$80,845,140	$80,233,029	$39,423,786	$2,228,207	$34,096,538	$1,373,119

	MFS	MFS	MFS	MFS	MFS	MFS
	Utilities	Utilities	Value	Value	Government	Research
	Series -	Series -	Series -	Series -	Securities -	International -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$129,255	$13,957,542	$5,640,995	$30,291,172	$65,975	$77,423
Receivables:
Due from Pacific Life Insurance Company	-	-	8,777	-	-	2,136
Investments sold	-	52,452	-	73,974	-	-
Total Assets	129,255	14,009,994	5,649,772	30,365,146	65,975	79,559
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	52,414	-	73,959	-	-
Investments purchased	-	-	8,780	-	-	2,136
Total Liabilities	-	52,414	8,780	73,959	-	2,136
NET ASSETS	$129,255	$13,957,580	$5,640,992	$30,291,187	$65,975	$77,423
Units Outstanding	10,104	508,647	380,150	1,540,197	7,306	5,534
Accumulation Unit Value	$12.79	$27.44	$14.84	$19.67	$9.03	$13.99
Cost of Investments	$137,141	$15,166,193	$5,825,978	$29,401,647	$66,098	$71,299

	MFS		Neuberger	PIMCO
	Blended	MFS	Berman	Commodity-	PIMCO	PIMCO Global
	Research	Global	Sustainable	RealReturn	Global Managed	Managed Asset
	Small Cap Equity -	Real Estate -	Equity	Strategy -	Asset Allocation -	Allocation -
	Initial Class	Initial Class	Class I	Institutional Class	Advisor Class	Institutional Class
ASSETS
Investments in mutual funds, at value	$40,927	$39,029	$2,305,992	$16,464	$6,736,413	$180,783
Receivables:
Due from Pacific Life Insurance Company	-	1,142	3,280	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	40,927	40,171	2,309,272	16,464	6,736,413	180,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	128	-
Investments purchased	-	1,142	3,280	-	-	-
Total Liabilities	-	1,142	3,280	-	128	-
NET ASSETS	$40,927	$39,029	$2,305,992	$16,464	$6,736,285	$180,783
Units Outstanding	2,321	2,915	73,693	888	445,261	13,757
Accumulation Unit Value	$17.63	$13.39	$31.29	$18.54	$15.13	$13.14
Cost of Investments	$36,330	$37,680	$2,061,240	$19,443	$7,610,207	$176,298

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	PIMCO Income -	Royce	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Administrative	Micro-Cap	Total Return	Blue Chip	Blue Chip	Equity
	Class	Service Class	V.I.S. Class 3	Growth - I	Growth - II	Income - I
ASSETS
Investments in mutual funds, at value	$10,892,694	$3,840,335	$2,628,273	$13,334,602	$168,505,801	$6,121,110
Receivables:
Due from Pacific Life Insurance Company	26,540	1,154	-	21,104	-	8,025
Investments sold	-	-	-	-	45,078	-
Total Assets	10,919,234	3,841,489	2,628,273	13,355,706	168,550,879	6,129,135
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	45,350	-
Investments purchased	26,534	1,217	-	21,105	-	8,024
Total Liabilities	26,534	1,217	-	21,105	45,350	8,024
NET ASSETS	$10,892,700	$3,840,272	$2,628,273	$13,334,601	$168,505,529	$6,121,111
Units Outstanding	914,741	174,245	126,157	831,469	2,582,644	399,596
Accumulation Unit Value	$11.91	$22.04	$20.83	$16.04	$65.25	$15.32
Cost of Investments	$10,686,993	$4,536,159	$2,806,100	$12,114,438	$132,176,853	$6,210,949

	T. Rowe Price	VanEck VIP	Vanguard VIF
	Equity	Global Resources	Global Bond	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Income - II	Initial Class	Index	High Yield Bond	Mid-Cap Index	Real Estate Index
ASSETS
Investments in mutual funds, at value	$96,515,875	$28,351,275	$275,531	$5,464,439	$33,302,124	$7,242,791
Receivables:
Due from Pacific Life Insurance Company	-	-	15,959	24,725	79,091	12,491
Investments sold	23,182	21,844	-	-	-	-
Total Assets	96,539,057	28,373,119	291,490	5,489,164	33,381,215	7,255,282
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	23,319	21,861	-	-	-	-
Investments purchased	-	-	15,959	24,724	79,088	12,492
Total Liabilities	23,319	21,861	15,959	24,724	79,088	12,492
NET ASSETS	$96,515,738	$28,351,258	$275,531	$5,464,440	$33,302,127	$7,242,790
Units Outstanding	2,687,628	1,154,516	26,827	478,424	2,281,602	662,369
Accumulation Unit Value	$35.91	$24.56	$10.27	$11.42	$14.60	$10.93
Cost of Investments	$95,154,093	$23,552,938	$261,866	$5,177,312	$32,194,923	$7,290,093

	Vanguard VIF	Vanguard VIF
	Total Bond	Total Stock
	Market Index	Market Index
ASSETS
Investments in mutual funds, at value	$1,698,993	$461,825
Receivables:
Due from Pacific Life Insurance Company	-	-
Investments sold	-	-
Total Assets	1,698,993	461,825
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1
Investments purchased	-	-
Total Liabilities	-	1
NET ASSETS	$1,698,993	$461,824
Units Outstanding	175,943	26,436
Accumulation Unit Value	$9.66	$17.47
Cost of Investments	$1,652,217	$420,388

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Core	Core	Diversified	Diversified	Floating	Floating
	Income	Income	Bond	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(22,030)	(16)	(8,037)	(52,874)	1,050,742	7,126
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(22,030)	(16)	(8,037)	(52,874)	1,050,742	7,126
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	665,762	1,121	2,566,452	229,443	3,113,884	84,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$643,732	$1,105	$2,558,415	$176,569	$4,164,626	$91,940

	High Yield	High Yield	Inflation	Inflation	Intermediate	Managed
	Bond	Bond	Managed	Managed	Bond	Bond
	Class I	Class P	Class I	Class P	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,754,133	5,763	782,139	(35,374)	9,282	2,777,666
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,754,133	5,763	782,139	(35,374)	9,282	2,777,666
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,072,812	95,239	1,893,714	96,811	75,637	13,303,897
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,826,945	$101,002	$2,675,853	$61,437	$84,919	$16,081,563

	Managed	Short Duration	Short Duration	Emerging	Emerging	Dividend
	Bond	Bond	Bond	Markets Debt	Markets Debt	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(58,785)	498,503	(22,372)	(5,238)	(1,091)	6,960,826
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(58,785)	498,503	(22,372)	(5,238)	(1,091)	6,960,826
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	305,595	3,498,280	207,430	626,016	15,281	6,132,462
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$246,810	$3,996,783	$185,058	$620,778	$14,190	$13,093,288

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Dividend	Equity	Equity	Focused
	Growth	Index	Index	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	29,402	46,050,509	63,298	3,017,864	15,945,010	4,639
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	29,402	46,050,509	63,298	3,017,864	15,945,010	4,639
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	346,658	189,861,624	31,601,911	9,437,760	69,484,754	1,356,711
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$376,060	$235,912,133	$31,665,209	$12,455,624	$85,429,764	$1,361,350

	Hedged	Large-Cap	Large-Cap	Large-Cap	Large-Cap	Large-Cap
	Equity	Core	Core	Growth	Growth	Value
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	87,064	13,431,181	15,000	4,515,065	24,526	8,572,087
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	87,064	13,431,181	15,000	4,515,065	24,526	8,572,087
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	321,110	39,019,288	289,318	21,727,950	219,459	12,833,376
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$408,174	$52,450,469	$304,318	$26,243,015	$243,985	$21,405,463

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Value	Equity	Growth	Growth	Value	Value
	Class P	Class I	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15,184	5,116,866	1,784,202	(26,237)	770,560	5,482
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	15,184	5,116,866	1,784,202	(26,237)	770,560	5,482
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	398,587	14,814,382	12,047,576	193,948	2,353,287	82,472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$413,771	$19,931,248	$13,831,778	$167,711	$3,123,847	$87,954

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Equity	Equity	Growth	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	496,411	12,035	1,240,757	6,659,409	(145,714)	2,112,750
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	496,411	12,035	1,240,757	6,659,409	(145,714)	2,112,750
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,009,241	81,500	1,757,918	27,588,024	3,314,854	2,997,591
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,505,652	$93,535	$2,998,675	$34,247,433	$3,169,140	$5,110,341

	Small-Cap			Value	Value	Emerging
	Value	Value	Value	Advantage	Advantage	Markets
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(53,643)	1,589,863	6,409	526,637	30,479	1,693,157
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(53,643)	1,589,863	6,409	526,637	30,479	1,693,157
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	139,105	775,102	12,590	426,790	112,581	10,180,856
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,462	$2,364,965	$18,999	$953,427	$143,060	$11,874,013

	Emerging	International	International	International	International	International
	Markets	Growth	Large-Cap	Large-Cap	Small-Cap	Small-Cap
	Class P	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(126,812)	3,310	7,648,268	8,265	503,079	(12,342)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(126,812)	3,310	7,648,268	8,265	503,079	(12,342)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	337,079	11,156	31,368,214	562,450	5,302,825	165,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,267	$14,466	$39,016,482	$570,715	$5,805,904	$152,909

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	International	Health	Health	Real	Real
	Value	Sciences	Sciences	Estate	Estate	Technology
	Class I	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,756,024	5,644,741	20,624	2,082,073	(3,227)	2,426,903
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,756,024	5,644,741	20,624	2,082,073	(3,227)	2,426,903
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,437,910	(2,854,536)	52,862	8,386,152	12,106	14,632,834
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,193,934	$2,790,205	$73,486	$10,468,225	$8,879	$17,059,737

						Pacific
			ESG	PSF Avantis	PSF Avantis	Dynamix -
		ESG	Diversified	Balanced	Balanced	Conservative
	Technology	Diversified	Growth	Allocation	Allocation	Growth
	Class P	Class P	Class P	Class D	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,538)	1,871	35,399	387,085	(16,594)	334,066
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(10,538)	1,871	35,399	387,085	(16,594)	334,066
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	700,741	10,309	100,685	1,119,814	133,143	1,410,100
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$690,203	$12,180	$136,084	$1,506,899	$116,549	$1,744,166

	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Portfolio
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Optimization
	Growth	Growth	Growth	Growth	Growth	Conservative
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(161,407)	1,417,951	(844,708)	4,495,616	(298,536)	219,903
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(161,407)	1,417,951	(844,708)	4,495,616	(298,536)	219,903
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	896,838	8,088,410	7,100,257	14,035,826	5,866,250	913,631
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$735,431	$9,506,361	$6,255,549	$18,531,442	$5,567,714	$1,133,534

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
		Portfolio	Portfolio
	Portfolio	Optimization	Optimization	Portfolio	Portfolio	Portfolio
	Optimization	Moderate-	Moderate -	Optimization	Optimization	Optimization
	Conservative	Conservative	Conservative	Moderate	Moderate	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,786)	1,073,803	2,108	8,782,616	(910)	11,241,876
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(5,786)	1,073,803	2,108	8,782,616	(910)	11,241,876
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,077	3,735,150	10,519	19,365,467	90,037	36,512,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,291	$4,808,953	$12,627	$28,148,083	$89,127	$47,754,221

		Portfolio	Portfolio	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Portfolio	Optimization	Optimization	Discovery	EQV	EQV
	Optimization	Aggressive-	Aggressive-	Mid Cap	International	International
	Growth	Growth	Growth	Growth	Equity	Equity
	Class P	Class I	Class P	Series I (1)	Series I	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$4,062	$-
Net Investment Income	-	-	-	-	4,062	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(34,029)	7,442,083	22,252	36	(63,235)	(319,870)
Capital gain distributions	-	-	-	-	1,521	22,768
Realized Gain (Loss) on Investments	(34,029)	7,442,083	22,252	36	(61,714)	(297,102)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	443,420	18,779,629	306,634	153	364,893	5,031,748
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$409,391	$26,221,712	$328,886	$189	$307,241	$4,734,646

			Invesco V.I.	American	American	American
			Main Street	Century	Century	Century
	Invesco V.I.	Invesco V.I.	Small Cap	Inflation	VP Mid Cap	VP Mid Cap
	Global	Global	Fund	Protection	Value	Value
	Series I	Series II	Series I	Class I	Class I	Class II
INVESTMENT INCOME
Dividends	$4,781	$-	$116,778	$833	$37,136	$860,338
Net Investment Income	4,781	-	116,778	833	37,136	860,338
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(94,222)	(585,004)	39,165	(7)	(20,051)	(342,136)
Capital gain distributions	241,782	1,569,025	-	-	144,219	4,348,909
Realized Gain (Loss) on Investments	147,560	984,021	39,165	(7)	124,168	4,006,773
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	396,522	3,453,763	1,330,176	93	(43,664)	(2,514,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$548,863	$4,437,784	$1,486,119	$919	$117,640	$2,352,529

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	American Funds
	IS American	American Funds	American Funds	American Funds
	High-Income	IS Asset	IS Asset	IS Capital	American Funds	American Funds
	Trust	Allocation	Allocation	World Bond	IS Growth	IS Growth
	Class 2	Class 2	Class 4	Class 2	Class 2	Class 4
INVESTMENT INCOME
Dividends	$99,794	$552,862	$1,891,627	$-	$54,179	$249,332
Net Investment Income	99,794	552,862	1,891,627	-	54,179	249,332
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(55,262)	(282,620)	271,143	114	(397,349)	2,816,747
Capital gain distributions	-	825,024	3,500,004	-	757,987	8,273,893
Realized Gain (Loss) on Investments	(55,262)	542,404	3,771,147	114	360,638	11,090,640
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	109,993	2,026,756	6,576,317	2,392	3,971,443	34,413,550
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,525	$3,122,022	$12,239,091	$2,506	$4,386,260	$45,753,522

	American Funds	American Funds		American Funds	BlackRock
	IS	IS	American Funds	IS	60/40 Target	BlackRock
	Growth-Income	Growth-Income	IS International	New World Fund	Allocation ETF	Basic Value
	Class 2	Class 4	Class 2	Class 2	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$145,410	$1,367,780	$33,455	$35,660	$474,017	$390,328
Net Investment Income	145,410	1,367,780	33,455	35,660	474,017	390,328
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,800)	1,042,795	(150,149)	(121,716)	(117,085)	(462,260)
Capital gain distributions	486,537	6,190,836	-	-	-	1,033,053
Realized Gain (Loss) on Investments	460,737	7,233,631	(150,149)	(121,716)	(117,085)	570,793
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,655,415	17,968,760	452,729	422,666	2,836,902	2,818,737
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,261,562	$26,570,171	$336,035	$336,610	$3,193,834	$3,779,858

				DFA VA	DFA VA	DFA VA
	BlackRock	BlackRock		International	International	Short-Term
	Global	Global	BNY Mellon	Small	Value	Fixed
	Allocation	Allocation	VIF Appreciation	Institutional	Institutional	Institutional
	V.I. Class I	V.I. Class III	Service Shares	Class	Class	Class
INVESTMENT INCOME
Dividends	$130,140	$1,702,902	$20,297	$167,175	$129,054	$291,821
Net Investment Income	130,140	1,702,902	20,297	167,175	129,054	291,821
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(97,782)	(1,376,444)	(770,823)	(130,449)	(8,507)	17,451
Capital gain distributions	-	-	285,427	-	25,755	-
Realized Gain (Loss) on Investments	(97,782)	(1,376,444)	(485,396)	(130,449)	17,248	17,451
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	486,090	7,613,392	1,271,507	523,667	234,262	(19,455)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$518,448	$7,939,850	$806,408	$560,393	$380,564	$289,817

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	DFA VA	DFA VA US
	US Large Value	Targeted Value	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Bond Index	Bond Index	Contrafund	Contrafund
	Class	Class	Initial Class	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$131,939	$57,204	$481,373	$86,198	$11,226	$209,992
Net Investment Income	131,939	57,204	481,373	86,198	11,226	209,992
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(51,826)	(96,170)	(276,264)	(77,084)	(85,174)	1,362,025
Capital gain distributions	80,413	254,546	-	-	74,645	2,950,220
Realized Gain (Loss) on Investments	28,587	158,376	(276,264)	(77,084)	(10,529)	4,312,245
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	411,978	394,103	789,199	182,710	535,509	17,959,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$572,504	$609,683	$994,308	$191,824	$536,206	$22,481,311

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2025	Freedom 2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$39,036	$87,203	$166,104	$5,805	$349,910	$14,358
Net Investment Income	39,036	87,203	166,104	5,805	349,910	14,358
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(125,115)	(16,894)	(60,134)	(1,470)	(23,902)	(61,843)
Capital gain distributions	66,428	48,991	41,091	-	-	-
Realized Gain (Loss) on Investments	(58,687)	32,097	(19,043)	(1,470)	(23,902)	(61,843)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	100,823	140,215	508,563	17,788	1,368,782	124,316
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,172	$259,515	$655,624	$22,123	$1,694,790	$76,831

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2035	Freedom 2045	Freedom 2045	Freedom 2055
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$333,859	$72,634	$267,444	$59,138	$211,603	$176
Net Investment Income	333,859	72,634	267,444	59,138	211,603	176
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(56,919)	19,131	191,614	(99,909)	208,008	440
Capital gain distributions	-	5,753	30,897	36,619	245,653	82
Realized Gain (Loss) on Investments	(56,919)	24,884	222,511	(63,290)	453,661	522
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,753,034	402,520	1,808,690	604,354	2,153,718	916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,029,974	$500,038	$2,298,645	$600,202	$2,818,982	$1,614

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP			Fidelity VIP
	Freedom Income	Freedom Income	Government	Fidelity VIP	Fidelity VIP	International
	Portfolio	Portfolio	Money Market	Growth	Growth	Index
	Initial Class	Service Class 2	Service Class	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$10,551	$83,558	$14,393,230	$214	$1,476	$556,069
Net Investment Income	10,551	83,558	14,393,230	214	1,476	556,069
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,603)	(104,084)	-	(123)	546,894	(208,393)
Capital gain distributions	-	-	-	7,173	2,219,736	-
Realized Gain (Loss) on Investments	(15,603)	(104,084)	-	7,050	2,766,630	(208,393)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	22,233	192,847	-	35,837	10,134,342	2,010,701
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,181	$172,321	$14,393,230	$43,101	$12,902,448	$2,358,377

	Fidelity VIP			Fidelity VIP	Fidelity VIP
	International	Fidelity VIP	Fidelity VIP	Total Market	Total Market	Fidelity VIP
	Index	Mid Cap	Mid Cap	Index	Index	Value Strategies
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$90,938	$23,646	$161,577	$571,165	$50,650	$108,327
Net Investment Income	90,938	23,646	161,577	571,165	50,650	108,327
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(79,171)	(40,589)	(1,591)	(586,794)	(13,168)	705,825
Capital gain distributions	-	104,901	1,200,296	-	-	457,436
Realized Gain (Loss) on Investments	(79,171)	64,312	1,198,705	(586,794)	(13,168)	1,163,261
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	411,933	410,252	4,309,152	10,686,754	1,126,087	1,021,317
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$423,700	$498,210	$5,669,434	$10,671,125	$1,163,569	$2,292,905

					Goldman Sachs
					VIT	Janus
					Multi-Strategy	Henderson
	Templeton	Templeton	Templeton	Templeton	Alternatives	Enterprise
	Foreign	Foreign	Global Bond	Global Bond	Institutional	Institutional
	VIP Class 1	VIP Class 2	VIP Class 1	VIP Class 2	Shares (1)	Shares
INVESTMENT INCOME
Dividends	$23,932	$590,907	$-	$-	$3,374	$1,215
Net Investment Income	23,932	590,907	-	-	3,374	1,215
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,968)	(500,434)	(6,031)	(555,648)	20	(32,404)
Capital gain distributions	-	-	-	-	-	37,109
Realized Gain (Loss) on Investments	(7,968)	(500,434)	(6,031)	(555,648)	20	4,705
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	120,809	3,387,369	23,603	1,182,553	(434)	92,761
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,773	$3,477,842	$17,572	$626,905	$2,960	$98,681

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
		Janus		Lazard	Lazard	Lazard
	Janus	Henderson	Janus	Retirement	Retirement	Retirement
	Henderson	Overseas	Henderson	Global Dynamic	Global Dynamic	International
	Enterprise	Institutional	Overseas	Multi-Asset	Multi-Asset	Equity
	Service Shares	Shares	Service Shares	Investor Shares	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$28,000	$14,737	$374,537	$-	$-	$31,653
Net Investment Income	28,000	14,737	374,537	-	-	31,653
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(327,823)	(16,444)	472,618	(8,120)	(31,186)	(56,910)
Capital gain distributions	2,634,465	-	-	14,469	76,737	-
Realized Gain (Loss) on Investments	2,306,642	(16,444)	472,618	6,349	45,551	(56,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,071,710	100,994	1,789,922	22,790	100,694	382,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,406,352	$99,287	$2,637,077	$29,139	$146,245	$357,308

	ClearBridge				ClearBridge
	Variable	ClearBridge	ClearBridge	ClearBridge	Variable	Western Asset
	Aggressive	Variable	Variable	Variable	Small Cap	Variable Global
	Growth -	Aggressive	Mid Cap -	Mid Cap -	Growth -	High Yield Bond -
	Class I	Growth - Class II	Class I	Class II	Class I	Class I
INVESTMENT INCOME
Dividends	$937	$14,650	$2,385	$2,825	$-	$28,603
Net Investment Income	937	14,650	2,385	2,825	-	28,603
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(42,220)	(1,018,609)	(83,264)	(98,927)	(87,461)	(799)
Capital gain distributions	31,011	2,374,733	10,636	81,314	-	-
Realized Gain (Loss) on Investments	(11,209)	1,356,124	(72,628)	(17,613)	(87,461)	(799)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	77,885	3,499,243	289,940	1,557,908	198,295	7,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,613	$4,870,017	$219,697	$1,543,120	$110,834	$35,419

	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable Global	Bond	Developing	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
INVESTMENT INCOME
Dividends	$33,758	$1,274,340	$-	$38,391	$3,600,979	$333,008
Net Investment Income	33,758	1,274,340	-	38,391	3,600,979	333,008
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(53,379)	(118,077)	(1,657,473)	(85,735)	(1,546,300)	(1,192,969)
Capital gain distributions	-	-	-	194,281	-	5,018,222
Realized Gain (Loss) on Investments	(53,379)	(118,077)	(1,657,473)	108,546	(1,546,300)	3,825,253
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	84,927	358,061	2,673,436	754,667	2,959,972	11,271,063
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,306	$1,514,324	$1,015,963	$901,604	$5,014,651	$15,429,324

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
				MFS	MFS	MFS
				New Discovery	New Discovery	Total Return
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class	Service Class	Initial Class
INVESTMENT INCOME
Dividends	$2,530,862	$-	$928,488	$-	$-	$22,859
Net Investment Income	2,530,862	-	928,488	-	-	22,859
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	131,191	698,258	720,270	(267,252)	(4,583,213)	(30,486)
Capital gain distributions	-	4,191,843	623,316	-	-	47,608
Realized Gain (Loss) on Investments	131,191	4,890,101	1,343,586	(267,252)	(4,583,213)	17,122
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,342,011	15,415,590	803,599	486,487	7,450,569	78,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,004,064	$20,305,691	$3,075,673	$219,235	$2,867,356	$118,068

	MFS	MFS	MFS	MFS	MFS	MFS
	Utilities	Utilities	Value	Value	Government	Research
	Series -	Series -	Series -	Series -	Securities -	International -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INVESTMENT INCOME
Dividends	$3,605	$466,280	$78,260	$407,790	$962	$613
Net Investment Income	3,605	466,280	78,260	407,790	962	613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,579)	365,958	(17,506)	254,134	(67)	277
Capital gain distributions	5,578	782,118	328,949	2,044,068	-	-
Realized Gain (Loss) on Investments	(1)	1,148,076	311,443	2,298,202	(67)	277
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,626)	(1,962,916)	8,692	(551,350)	(109)	5,831
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,022)	$(348,560)	$398,395	$2,154,642	$786	$6,721

	MFS			PIMCO
	Blended	MFS	Neuberger Berman	Commodity-	PIMCO	PIMCO Global
	Research	Global	Sustainable	RealReturn	Global Managed	Managed Asset
	Small Cap Equity -	Real Estate -	Equity	Strategy -	Asset Allocation -	Allocation -
	Initial Class	Initial Class	Class I	Institutional Class	Advisor Class	Institutional Class
INVESTMENT INCOME
Dividends	$260	$262	$6,536	$2,592	$147,996	$5,038
Net Investment Income	260	262	6,536	2,592	147,996	5,038
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(35)	(384)	(151,714)	(413)	(541,359)	(39,436)
Capital gain distributions	1,139	2,131	30,840	-	-	-
Realized Gain (Loss) on Investments	1,104	1,747	(120,874)	(413)	(541,359)	(39,436)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,903	1,769	584,608	(3,046)	1,130,088	51,660
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,267	$3,778	$470,270	$(867)	$736,725	$17,262

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	PIMCO Income -	Royce	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Administrative	Micro-Cap	Total Return	Blue Chip	Blue Chip	Equity
	Class	Service Class	V.I.S. Class 3	Growth - I	Growth - II	Income - I
INVESTMENT INCOME
Dividends	$602,488	$-	$51,361	$-	$-	$107,138
Net Investment Income	602,488	-	51,361	-	-	107,138
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(594,542)	(661,739)	138	(396,965)	7,056,140	51,306
Capital gain distributions	-	-	-	-	-	248,665
Realized Gain (Loss) on Investments	(594,542)	(661,739)	138	(396,965)	7,056,140	299,971
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	732,832	1,259,599	287,396	4,279,579	49,673,328	114,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$740,778	$597,860	$338,895	$3,882,614	$56,729,468	$521,358

	T. Rowe Price	VanEck VIP	Vanguard VIF
	Equity	Global Resources	Global Bond	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Income - II	Initial Class	Index (1)	High Yield Bond	Mid-Cap Index	Real Estate Index
INVESTMENT INCOME
Dividends	$1,721,710	$821,982	$-	$140,769	$265,905	$117,776
Net Investment Income	1,721,710	821,982	-	140,769	265,905	117,776
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(363,104)	953,336	504	(80,014)	(192,492)	(324,196)
Capital gain distributions	3,972,349	-	-	-	333,688	222,192
Realized Gain (Loss) on Investments	3,609,245	953,336	504	(80,014)	141,196	(102,004)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,010,217	(2,841,802)	13,665	404,312	3,502,660	733,153
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,341,172	$(1,066,484)	$14,169	$465,067	$3,909,761	$748,925

	Vanguard VIF	Vanguard VIF
	Total Bond	Total Stock
	Market Index	Market Index
INVESTMENT INCOME
Dividends	$19,063	$3,119
Net Investment Income	19,063	3,119
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13,087)	1,893
Capital gain distributions	-	15,199
Realized Gain (Loss) on Investments	(13,087)	17,092
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	55,796	41,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,772	$61,445

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Core Income		Core Income		Diversified Bond
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(22,030)	4,497	(16)	(1,469)	(8,037)	1,255,229
Change in net unrealized appreciation (depreciation) on investments	665,762	(675,618)	1,121	(261)	2,566,452	(20,185,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	643,732	(671,121)	1,105	(1,730)	2,558,415	(18,930,520)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	317,909	280,899	7,829	5,713	2,246,388	2,372,601
Transfers between variable and fixed accounts, net	5,227,495	268,799	-	2,271	3,891,530	(617,472)
Policy maintenance charges	(293,212)	(197,107)	(2,378)	(2,121)	(2,351,658)	(2,653,850)
Policy benefits and terminations	(146,097)	(351,252)	-	(239)	(981,574)	(12,257,137)
Policy loans and loan repayments	(239,834)	(109,370)	21,150	(19,051)	(496,096)	(417,447)
Other	(774)	1,906	(1)	4	(6,585)	18,599
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,865,487	(106,125)	26,600	(13,423)	2,302,005	(13,554,706)
NET INCREASE (DECREASE) IN NET ASSETS	5,509,219	(777,246)	27,705	(15,153)	4,860,420	(32,485,226)
NET ASSETS
Beginning of Year	4,849,317	5,626,563	146	15,299	69,435,523	101,920,749
End of Year	$10,358,536	$4,849,317	$27,851	$146	$74,295,943	$69,435,523

	Diversified Bond		Floating Rate Income		Floating Rate Income
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(52,874)	(39,994)	1,050,742	971,028	7,126	(814)
Change in net unrealized appreciation (depreciation) on investments	229,443	(414,774)	3,113,884	(1,614,105)	84,814	(3,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	176,569	(454,768)	4,164,626	(643,077)	91,940	(4,045)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,355,603	569,820	1,197,143	1,187,758	279,509	99,733
Transfers between variable and fixed accounts, net	2,415,039	910,653	(949,692)	(3,560,437)	142,906	403,672
Policy maintenance charges	(598,097)	(345,084)	(1,065,915)	(1,210,997)	(79,823)	(66,146)
Policy benefits and terminations	(28,486)	(8,095)	(1,294,373)	(1,145,387)	-	(8,001)
Policy loans and loan repayments	(9,633)	(4,488)	(2,014,985)	(145,152)	(5)	(17,161)
Other	(596)	(621)	(1,988)	(684)	322	(16)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,133,830	1,122,185	(4,129,810)	(4,874,899)	342,909	412,081
NET INCREASE (DECREASE) IN NET ASSETS	3,310,399	667,417	34,816	(5,517,976)	434,849	408,036
NET ASSETS
Beginning of Year	2,854,420	2,187,003	32,758,473	38,276,449	595,962	187,926
End of Year	$6,164,819	$2,854,420	$32,793,289	$32,758,473	$1,030,811	$595,962

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,754,133	2,382,284	5,763	(13,283)	782,139	1,591,968
Change in net unrealized appreciation (depreciation) on investments	7,072,812	(10,991,037)	95,239	(29,904)	1,893,714	(11,025,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,826,945	(8,608,753)	101,002	(43,187)	2,675,853	(9,433,622)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,616,012	2,573,829	334,023	156,881	2,506,955	2,330,967
Transfers between variable and fixed accounts, net	5,109,307	(4,571,760)	502,521	124,065	9,359,620	(345,705)
Policy maintenance charges	(3,073,215)	(3,214,779)	(107,873)	(80,944)	(2,976,728)	(3,009,874)
Policy benefits and terminations	(1,340,570)	(1,820,647)	(2,698)	(1,142)	(1,909,625)	(2,168,376)
Policy loans and loan repayments	(275,474)	(111,867)	(2,573)	(31,540)	(262,552)	(365,060)
Other	(9,527)	2,120	3,707	92	1,505	587
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,026,533	(7,143,104)	727,107	167,412	6,719,175	(3,557,461)
NET INCREASE (DECREASE) IN NET ASSETS	11,853,478	(15,751,857)	828,109	124,225	9,395,028	(12,991,083)
NET ASSETS
Beginning of Year	71,206,687	86,958,544	486,168	361,943	66,089,815	79,080,898
End of Year	$83,060,165	$71,206,687	$1,314,277	$486,168	$75,484,843	$66,089,815

	Inflation Managed		Intermediate Bond		Managed Bond
	Class P		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(35,374)	1,706	9,282	(406)	2,777,666	3,100,080
Change in net unrealized appreciation (depreciation) on investments	96,811	(59,564)	75,637	1,290	13,303,897	(45,076,623)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,437	(57,858)	84,919	884	16,081,563	(41,976,543)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	538,047	536,210	211,921	9,313	8,498,467	8,610,144
Transfers between variable and fixed accounts, net	490,978	228,950	1,540,282	233,759	(4,442,146)	(1,691,097)
Policy maintenance charges	(126,011)	(65,007)	(106,850)	(8,528)	(10,093,014)	(10,131,284)
Policy benefits and terminations	(8,039)	-	-	-	(4,096,984)	(8,993,654)
Policy loans and loan repayments	(52)	(14,098)	(18,107)	-	(377,370)	(569,784)
Other	(881)	(13)	376	(592)	(22,810)	10,091
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	894,042	686,042	1,627,622	233,952	(10,533,857)	(12,765,584)
NET INCREASE (DECREASE) IN NET ASSETS	955,479	628,184	1,712,541	234,836	5,547,706	(54,742,127)
NET ASSETS
Beginning of Year or Period	883,059	254,875	234,836	-	251,020,700	305,762,827
End of Year or Period	$1,838,538	$883,059	$1,947,377	$234,836	$256,568,406	$251,020,700

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Managed Bond		Short Duration Bond		Short Duration Bond
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(58,785)	(19,485)	498,503	1,376,089	(22,372)	(20,359)
Change in net unrealized appreciation (depreciation) on investments	305,595	(177,204)	3,498,280	(5,812,723)	207,430	(35,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	246,810	(196,689)	3,996,783	(4,436,634)	185,058	(55,659)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,521,730	496,953	4,522,257	5,078,791	584,873	604,062
Transfers between variable and fixed accounts, net	786,041	1,226,165	11,354,329	(16,218,002)	1,835,690	1,073,946
Policy maintenance charges	(349,661)	(171,065)	(4,018,992)	(4,146,951)	(414,866)	(262,660)
Policy benefits and terminations	(197)	(1,063)	(3,091,216)	(3,806,175)	(4,995)	-
Policy loans and loan repayments	(20,306)	146	(362,805)	(88,498)	24,522	(22,835)
Other	1,019	(1,318)	(3,049)	166	552	(139)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,938,626	1,549,818	8,400,524	(19,180,669)	2,025,776	1,392,374
NET INCREASE (DECREASE) IN NET ASSETS	2,185,436	1,353,129	12,397,307	(23,617,303)	2,210,834	1,336,715
NET ASSETS
Beginning of Year	2,229,188	876,059	75,123,147	98,740,450	2,380,112	1,043,397
End of Year	$4,414,624	$2,229,188	$87,520,454	$75,123,147	$4,590,946	$2,380,112

	Emerging Markets Debt		Emerging Markets Debt		Dividend Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(5,238)	(27,288)	(1,091)	(2,018)	6,960,826	6,045,525
Change in net unrealized appreciation (depreciation) on investments	626,016	(508,040)	15,281	(2,948)	6,132,462	(18,611,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	620,778	(535,328)	14,190	(4,966)	13,093,288	(12,565,832)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	116,664	142,889	21,593	19,894	2,417,203	2,637,544
Transfers between variable and fixed accounts, net	68,047	(252,618)	32,259	22,219	(1,368,596)	164,730
Policy maintenance charges	(130,838)	(130,732)	(11,640)	(9,249)	(2,941,240)	(3,046,069)
Policy benefits and terminations	(66,305)	(145,815)	-	-	(2,805,373)	(2,894,976)
Policy loans and loan repayments	(6,732)	(19,133)	-	-	(2,405,056)	(693,243)
Other	(25)	717	6	(92)	(17,897)	18,914
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,189)	(404,692)	42,218	32,772	(7,120,959)	(3,813,100)
NET INCREASE (DECREASE) IN NET ASSETS	601,589	(940,020)	56,408	27,806	5,972,329	(16,378,932)
NET ASSETS
Beginning of Year	5,095,350	6,035,370	85,224	57,418	103,027,119	119,406,051
End of Year	$5,696,939	$5,095,350	$141,632	$85,224	$108,999,448	$103,027,119

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Dividend Growth		Equity Index		Equity Index
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	29,402	23,890	46,050,509	58,999,870	63,298	(123,857)
Change in net unrealized appreciation (depreciation) on investments	346,658	(95,525)	189,861,624	(269,338,221)	31,601,911	(8,061,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	376,060	(71,635)	235,912,133	(210,338,351)	31,665,209	(8,185,068)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	433,028	333,502	23,902,597	24,930,904	35,747,323	22,239,478
Transfers between variable and fixed accounts, net	1,751,976	690,586	25,414,192	(15,298,415)	63,071,608	52,437,473
Policy maintenance charges	(261,798)	(155,399)	(26,966,551)	(26,127,030)	(20,124,980)	(9,992,506)
Policy benefits and terminations	-	(3,885)	(21,167,585)	(19,564,413)	(3,764,695)	(236,097)
Policy loans and loan repayments	(2,612)	-	(4,373,745)	(550,453)	3,399,683	(2,362,344)
Other	(1,394)	2,438	19,290	162,300	18,140	(141,444)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,919,200	867,242	(3,171,802)	(36,447,107)	78,347,079	61,944,560
NET INCREASE (DECREASE) IN NET ASSETS	2,295,260	795,607	232,740,331	(246,785,458)	110,012,288	53,759,492
NET ASSETS
Beginning of Year	1,542,558	746,951	922,333,787	1,169,119,245	86,438,308	32,678,816
End of Year	$3,837,818	$1,542,558	$1,155,074,118	$922,333,787	$196,450,596	$86,438,308

	Focused Growth		Growth		Growth
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,017,864	1,992,548	15,945,010	30,816,319	4,639	1,867
Change in net unrealized appreciation (depreciation) on investments	9,437,760	(19,651,268)	69,484,754	(150,433,952)	1,356,711	(856,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,455,624	(17,658,720)	85,429,764	(119,617,633)	1,361,350	(854,951)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,062,278	1,324,600	5,963,555	6,221,471	1,469,586	876,968
Transfers between variable and fixed accounts, net	(1,213,092)	(527,422)	(7,599,931)	(23,871,269)	1,365,276	1,202,055
Policy maintenance charges	(1,234,456)	(1,248,985)	(10,174,986)	(10,106,620)	(689,924)	(444,162)
Policy benefits and terminations	(1,243,946)	(532,163)	(7,383,352)	(9,306,891)	(17,981)	(12,080)
Policy loans and loan repayments	(152,358)	69,845	(665,394)	(248,095)	(45,603)	(15,499)
Other	(4,361)	2,093	3,222	71,376	(1,693)	(6,205)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,785,935)	(912,032)	(19,856,886)	(37,240,028)	2,079,661	1,601,077
NET INCREASE (DECREASE) IN NET ASSETS	9,669,689	(18,570,752)	65,572,878	(156,857,661)	3,441,011	746,126
NET ASSETS
Beginning of Year	33,910,279	52,481,031	247,060,813	403,918,474	3,004,549	2,258,423
End of Year	$43,579,968	$33,910,279	$312,633,691	$247,060,813	$6,445,560	$3,004,549

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Hedged Equity		Large-Cap Core		Large-Cap Core
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	87,064	(27,461)	13,431,181	9,809,877	15,000	(2,857)
Change in net unrealized appreciation (depreciation) on investments	321,110	(5,571)	39,019,288	(64,038,722)	289,318	(173,089)
Net Increase (Decrease) in Net Assets Resulting from Operations	408,174	(33,032)	52,450,469	(54,228,845)	304,318	(175,946)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	840,037	447,175	5,043,643	5,247,217	240,037	193,614
Transfers between variable and fixed accounts, net	1,926,145	1,572,261	(2,827,595)	(1,161,761)	668,496	179,273
Policy maintenance charges	(670,830)	(386,444)	(9,519,863)	(9,465,972)	(203,953)	(125,371)
Policy benefits and terminations	(3,870)	(320)	(9,025,636)	(7,114,172)	-	-
Policy loans and loan repayments	(60,013)	441	(654,831)	37,391	37,629	(17,854)
Other	(401)	2,908	(41,570)	5,695	(1,591)	(96)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,031,068	1,636,021	(17,025,852)	(12,451,602)	740,618	229,566
NET INCREASE (DECREASE) IN NET ASSETS	2,439,242	1,602,989	35,424,617	(66,680,447)	1,044,936	53,620
NET ASSETS
Beginning of Year	2,013,996	411,007	200,983,427	267,663,874	823,738	770,118
End of Year	$4,453,238	$2,013,996	$236,408,044	$200,983,427	$1,868,674	$823,738

	Large-Cap Growth		Large-Cap Growth		Large-Cap Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,515,065	2,856,134	24,526	(175)	8,572,087	10,098,805
Change in net unrealized appreciation (depreciation) on investments	21,727,950	(38,701,208)	219,459	(4,063)	12,833,376	(21,909,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,243,015	(35,845,074)	243,985	(4,238)	21,405,463	(11,810,713)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,149,342	2,315,580	449,343	90,880	3,271,883	3,464,836
Transfers between variable and fixed accounts, net	7,044,690	1,243,583	281,074	65,229	1,662,400	(3,995,694)
Policy maintenance charges	(2,843,810)	(2,687,687)	(55,954)	(3,124)	(4,787,648)	(4,575,934)
Policy benefits and terminations	(1,659,213)	(1,721,444)	-	-	(4,935,876)	(3,770,204)
Policy loans and loan repayments	(766,747)	(163,788)	-	-	(2,466,649)	(569,277)
Other	(282)	(14,133)	(53)	(298)	13,818	(8,654)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,923,980	(1,027,889)	674,410	152,687	(7,242,072)	(9,454,927)
NET INCREASE (DECREASE) IN NET ASSETS	30,166,995	(36,872,963)	918,395	148,449	14,163,391	(21,265,640)
NET ASSETS
Beginning of Year or Period	58,370,883	95,243,846	148,449	-	149,297,080	170,562,720
End of Year or Period	$88,537,878	$58,370,883	$1,066,844	$148,449	$163,460,471	$149,297,080

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Large-Cap Value		Mid-Cap Equity		Mid-Cap Growth
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	15,184	21,169	5,116,866	7,043,356	1,784,202	13,194,351
Change in net unrealized appreciation (depreciation) on investments	398,587	(147,770)	14,814,382	(35,022,716)	12,047,576	(49,668,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	413,771	(126,601)	19,931,248	(27,979,360)	13,831,778	(36,474,524)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	610,319	393,889	3,376,114	3,591,069	2,217,497	2,561,981
Transfers between variable and fixed accounts, net	534,582	313,643	3,278,193	(3,083,268)	3,110,709	(23,510,910)
Policy maintenance charges	(418,818)	(328,347)	(4,138,587)	(4,192,083)	(2,311,585)	(2,484,780)
Policy benefits and terminations	(5,378)	-	(3,550,749)	(3,014,037)	(2,516,564)	(2,100,833)
Policy loans and loan repayments	49,927	2,030	(754,773)	(71,755)	(400,116)	(276,328)
Other	(268)	(660)	1,751	(2,061)	(14,874)	9,724
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	770,364	380,555	(1,788,051)	(6,772,135)	85,067	(25,801,146)
NET INCREASE (DECREASE) IN NET ASSETS	1,184,135	253,954	18,143,197	(34,751,495)	13,916,845	(62,275,670)
NET ASSETS
Beginning of Year	2,207,814	1,953,860	130,557,378	165,308,873	70,847,677	133,123,347
End of Year	$3,391,949	$2,207,814	$148,700,575	$130,557,378	$84,764,522	$70,847,677

	Mid-Cap Growth		Mid-Cap Value		Mid-Cap Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(26,237)	(27,954)	770,560	877,356	5,482	5,349
Change in net unrealized appreciation (depreciation) on investments	193,948	(170,377)	2,353,287	(2,452,367)	82,472	(20,692)
Net Increase (Decrease) in Net Assets Resulting from Operations	167,711	(198,331)	3,123,847	(1,575,011)	87,954	(15,343)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	468,804	325,281	710,774	745,903	215,514	74,498
Transfers between variable and fixed accounts, net	102,585	91,293	638,583	658,676	124,764	188,969
Policy maintenance charges	(149,383)	(125,023)	(642,920)	(678,351)	(61,434)	(31,530)
Policy benefits and terminations	(2,154)	-	(309,744)	(440,731)	(5,668)	(2,114)
Policy loans and loan repayments	(12,753)	1,368	(72,980)	(102,538)	6,125	(5,641)
Other	(572)	(1,345)	4,061	1,651	2,115	121
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	406,527	291,574	327,774	184,610	281,416	224,303
NET INCREASE (DECREASE) IN NET ASSETS	574,238	93,243	3,451,621	(1,390,401)	369,370	208,960
NET ASSETS
Beginning of Year	672,103	578,860	18,877,903	20,268,304	337,077	128,117
End of Year	$1,246,341	$672,103	$22,329,524	$18,877,903	$706,447	$337,077

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Small-Cap Equity		Small-Cap Equity		Small-Cap Growth
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	496,411	1,805,768	12,035	27,336	1,240,757	1,160,337
Change in net unrealized appreciation (depreciation) on investments	3,009,241	(5,882,432)	81,500	(107,999)	1,757,918	(11,118,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,505,652	(4,076,664)	93,535	(80,663)	2,998,675	(9,958,338)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	902,679	950,083	126,995	96,336	-	-
Transfers between variable and fixed accounts, net	2,278,023	(3,092,550)	69,137	117,229	(713,822)	(414,145)
Policy maintenance charges	(942,625)	(1,010,986)	(116,701)	(100,476)	(628,113)	(675,269)
Policy benefits and terminations	(403,105)	(382,984)	(2,690)	(3,441)	(428,583)	(534,494)
Policy loans and loan repayments	(171,506)	(167,691)	(29)	-	(153,495)	(140,079)
Other	(983)	10,438	72	(78)	1,622	(3,170)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,662,483	(3,693,690)	76,784	109,570	(1,922,391)	(1,767,157)
NET INCREASE (DECREASE) IN NET ASSETS	5,168,135	(7,770,354)	170,319	28,907	1,076,284	(11,725,495)
NET ASSETS
Beginning of Year	25,930,826	33,701,180	613,637	584,730	22,056,138	33,781,633
End of Year	$31,098,961	$25,930,826	$783,956	$613,637	$23,132,422	$22,056,138

	Small-Cap Index		Small-Cap Index		Small-Cap Value
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,659,409	9,332,008	(145,714)	(160,499)	2,112,750	6,649,580
Change in net unrealized appreciation (depreciation) on investments	27,588,024	(67,172,932)	3,314,854	(1,593,232)	2,997,591	(21,867,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,247,433	(57,840,924)	3,169,140	(1,753,731)	5,110,341	(15,217,484)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,535,861	6,126,383	4,890,921	2,570,110	2,020,050	2,087,576
Transfers between variable and fixed accounts, net	3,084,148	3,443,300	8,896,139	6,432,043	(1,478,846)	(6,925,843)
Policy maintenance charges	(7,731,375)	(8,034,776)	(2,905,634)	(1,736,383)	(2,060,382)	(2,242,413)
Policy benefits and terminations	(5,491,448)	(9,778,621)	(81,823)	(28,420)	(1,090,852)	(3,198,571)
Policy loans and loan repayments	(467,311)	512,623	(48,449)	(108,129)	(197,897)	(152,288)
Other	16,055	(17,229)	3,393	9,949	3,809	4,068
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,054,070)	(7,748,320)	10,754,547	7,139,170	(2,804,118)	(10,427,471)
NET INCREASE (DECREASE) IN NET ASSETS	29,193,363	(65,589,244)	13,923,687	5,385,439	2,306,223	(25,644,955)
NET ASSETS
Beginning of Year	213,975,691	279,564,935	11,857,027	6,471,588	69,385,448	95,030,403
End of Year	$243,169,054	$213,975,691	$25,780,714	$11,857,027	$71,691,671	$69,385,448

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Small-Cap Value		Value		Value
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(53,643)	15,453	1,589,863	3,388,903	6,409	8,247
Change in net unrealized appreciation (depreciation) on investments	139,105	(104,568)	775,102	(3,858,870)	12,590	(7,165)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,462	(89,115)	2,364,965	(469,967)	18,999	1,082
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	273,688	191,802	3,107,341	3,271,766	83,698	75,686
Transfers between variable and fixed accounts, net	323,063	182,837	(15,932)	(4,493,058)	152,442	61,576
Policy maintenance charges	(140,453)	(106,080)	(2,577,673)	(2,765,724)	(71,728)	(50,907)
Policy benefits and terminations	(1,106)	(34)	(1,715,222)	(1,391,953)	-	-
Policy loans and loan repayments	(8,866)	(7,118)	(194,332)	(363,168)	(1,384)	-
Other	1,366	(547)	480	3,577	35	324
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	447,692	260,860	(1,395,338)	(5,738,560)	163,063	86,679
NET INCREASE (DECREASE) IN NET ASSETS	533,154	171,745	969,627	(6,208,527)	182,062	87,761
NET ASSETS
Beginning of Year	556,397	384,652	64,000,318	70,208,845	231,000	143,239
End of Year	$1,089,551	$556,397	$64,969,945	$64,000,318	$413,062	$231,000

	Value Advantage		Value Advantage		Emerging Markets
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	526,637	2,131,851	30,479	31,492	1,693,157	2,443,225
Change in net unrealized appreciation (depreciation) on investments	426,790	(2,483,043)	112,581	(41,789)	10,180,856	(46,665,017)
Net Increase (Decrease) in Net Assets Resulting from Operations	953,427	(351,192)	143,060	(10,297)	11,874,013	(44,221,792)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	500,804	587,003	183,919	275,243	4,891,971	4,686,719
Transfers between variable and fixed accounts, net	(3,503,308)	(879,218)	206,649	691,331	678,887	5,882,651
Policy maintenance charges	(374,954)	(374,909)	(189,042)	(138,096)	(4,235,674)	(4,214,861)
Policy benefits and terminations	(224,628)	(44,344)	-	(2,453)	(2,389,049)	(4,972,688)
Policy loans and loan repayments	(57,158)	3,139	(1,064)	887	(200,901)	(94,923)
Other	(78)	(88)	(302)	3,016	935	29,498
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,659,322)	(708,417)	200,160	829,928	(1,253,831)	1,316,396
NET INCREASE (DECREASE) IN NET ASSETS	(2,705,895)	(1,059,609)	343,220	819,631	10,620,182	(42,905,396)
NET ASSETS
Beginning of Year	13,159,067	14,218,676	1,216,730	397,099	133,605,498	176,510,894
End of Year	$10,453,172	$13,159,067	$1,559,950	$1,216,730	$144,225,680	$133,605,498

See Notes to Financial Statements	SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Emerging Markets		International Growth		International Large-Cap
	Class P		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(126,812)	(84,136)	3,310	165	7,648,268	8,099,795
Change in net unrealized appreciation (depreciation) on investments	337,079	(327,118)	11,156	9	31,368,214	(46,412,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,267	(411,254)	14,466	174	39,016,482	(38,312,977)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	977,585	440,441	17,396	219	7,295,574	7,576,333
Transfers between variable and fixed accounts, net	1,426,016	738,629	337,121	8,466	3,017,391	(1,575,349)
Policy maintenance charges	(290,236)	(222,067)	(22,064)	(285)	(6,425,994)	(6,290,818)
Policy benefits and terminations	(2,001)	-	-	-	(4,413,653)	(4,747,245)
Policy loans and loan repayments	25,908	(8,394)	(1,369)	-	(707,766)	(334,082)
Other	2,077	(1,939)	(182)	239	(9,644)	12,222
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,139,349	946,670	330,902	8,639	(1,244,092)	(5,358,939)
NET INCREASE (DECREASE) IN NET ASSETS	2,349,616	535,416	345,368	8,813	37,772,390	(43,671,916)
NET ASSETS
Beginning of Year or Period	1,891,307	1,355,891	8,813	-	211,784,324	255,456,240
End of Year or Period	$4,240,923	$1,891,307	$354,181	$8,813	$249,556,714	$211,784,324

	International Large-Cap		International Small-Cap		International Small-Cap
	Class P		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,265	94	503,079	794,074	(12,342)	(7,301)
Change in net unrealized appreciation (depreciation) on investments	562,450	(172,291)	5,302,825	(7,971,975)	165,251	(68,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	570,715	(172,197)	5,805,904	(7,177,901)	152,909	(75,623)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,257,614	397,621	1,006,642	1,054,119	250,643	145,778
Transfers between variable and fixed accounts, net	1,481,220	677,803	88,752	(271,884)	151,873	374,372
Policy maintenance charges	(299,117)	(180,680)	(980,907)	(992,841)	(154,917)	(95,899)
Policy benefits and terminations	(5,528)	(167)	(523,615)	(929,022)	(231)	-
Policy loans and loan repayments	(9,315)	1,057	(90,528)	(62,972)	(1,036)	(4,355)
Other	3,103	56	2,257	3,615	(280)	(227)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,427,977	895,690	(497,399)	(1,198,985)	246,052	419,669
NET INCREASE (DECREASE) IN NET ASSETS	2,998,692	723,493	5,308,505	(8,376,886)	398,961	344,046
NET ASSETS
Beginning of Year	1,885,439	1,161,946	34,069,180	42,446,066	756,801	412,755
End of Year	$4,884,131	$1,885,439	$39,377,685	$34,069,180	$1,155,762	$756,801

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	International Value		Health Sciences		Health Sciences
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	5,756,024	3,175,547	5,644,741	4,519,909	20,624	15,517
Change in net unrealized appreciation (depreciation) on investments	20,437,910	(5,086,859)	(2,854,536)	(10,506,189)	52,862	(72,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,193,934	(1,911,312)	2,790,205	(5,986,280)	73,486	(56,529)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,058,267	5,478,954	2,523,366	2,738,243	582,212	410,016
Transfers between variable and fixed accounts, net	(6,261,217)	(3,132,733)	(3,849,338)	(1,075,521)	269,205	299,595
Policy maintenance charges	(5,725,154)	(5,531,684)	(2,709,741)	(2,771,684)	(327,579)	(264,713)
Policy benefits and terminations	(3,457,737)	(4,813,303)	(2,642,900)	(2,215,207)	(337,630)	(5,563)
Policy loans and loan repayments	(135,087)	36,630	(519,412)	(384,702)	(45,932)	(5,691)
Other	(12,404)	7,259	(18,880)	(14,673)	10	(3,037)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,533,332)	(7,954,877)	(7,216,905)	(3,723,544)	140,286	430,607
NET INCREASE (DECREASE) IN NET ASSETS	15,660,602	(9,866,189)	(4,426,700)	(9,709,824)	213,772	374,078
NET ASSETS
Beginning of Year	134,742,811	144,609,000	90,600,348	100,310,172	1,794,045	1,419,967
End of Year	$150,403,413	$134,742,811	$86,173,648	$90,600,348	$2,007,817	$1,794,045

	Real Estate		Real Estate		Technology
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,082,073	3,845,805	(3,227)	2,328	2,426,903	1,713,863
Change in net unrealized appreciation (depreciation) on investments	8,386,152	(32,806,041)	12,106	(14,551)	14,632,834	(20,176,248)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,468,225	(28,960,236)	8,879	(12,223)	17,059,737	(18,462,385)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,510,842	2,572,665	29,752	14,710	1,318,429	1,400,431
Transfers between variable and fixed accounts, net	1,179,237	(2,509,583)	18,926	23,491	1,178,514	(148,365)
Policy maintenance charges	(2,846,830)	(3,079,668)	(23,524)	(19,025)	(1,287,081)	(1,223,161)
Policy benefits and terminations	(1,598,171)	(1,941,946)	-	-	(2,535,996)	(493,941)
Policy loans and loan repayments	(447,669)	(152,937)	-	-	(362,615)	(156,668)
Other	(15,412)	494	(148)	(7)	(12,199)	371
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,218,003)	(5,110,975)	25,006	19,169	(1,700,948)	(621,333)
NET INCREASE (DECREASE) IN NET ASSETS	9,250,222	(34,071,211)	33,885	6,946	15,358,789	(19,083,718)
NET ASSETS
Beginning of Year	81,247,460	115,318,671	47,644	40,698	32,750,895	51,834,613
End of Year	$90,497,682	$81,247,460	$81,529	$47,644	$48,109,684	$32,750,895

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Technology		ESG Diversified		ESG Diversified Growth
	Class P		Class P		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(10,538)	(3,916)	1,871	(1,066)	35,399	319,264
Change in net unrealized appreciation (depreciation) on investments	700,741	(470,041)	10,309	120	100,685	10,919
Net Increase (Decrease) in Net Assets Resulting from Operations	690,203	(473,957)	12,180	(946)	136,084	330,183
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	661,754	427,687	44,227	4,317	310,031	25,930
Transfers between variable and fixed accounts, net	161,179	170,581	97,954	22,737	626,874	220,623
Policy maintenance charges	(312,139)	(213,263)	(30,165)	(9,010)	(250,133)	(122,197)
Policy benefits and terminations	(12,004)	-	-	-	(1,189)	-
Policy loans and loan repayments	(8,231)	(738)	-	-	22,887	(26,400)
Other	(111)	(1,538)	(158)	(36)	799	(6,524)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	490,448	382,729	111,858	18,008	709,269	91,432
NET INCREASE (DECREASE) IN NET ASSETS	1,180,651	(91,228)	124,038	17,062	845,353	421,615
NET ASSETS
Beginning of Year or Period	1,115,773	1,207,001	23,566	6,504	421,615	-
End of Year or Period	$2,296,424	$1,115,773	$147,604	$23,566	$1,266,968	$421,615

	PSF Avantis		PSF Avantis		Pacific Dynamix -
	Balanced Allocation Class D		Balanced Allocation Class P		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	387,085	129,342	(16,594)	(5,554)	334,066	197,892
Change in net unrealized appreciation (depreciation) on investments	1,119,814	(1,905,534)	133,143	(59,971)	1,410,100	(2,736,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,506,899	(1,776,192)	116,549	(65,525)	1,744,166	(2,538,390)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,162,656	1,191,863	251,535	188,782	887,088	1,062,564
Transfers between variable and fixed accounts, net	(736,268)	632,277	14,523	511,146	(407,185)	804,082
Policy maintenance charges	(752,141)	(775,677)	(172,920)	(137,855)	(927,691)	(980,631)
Policy benefits and terminations	(184,395)	(65,496)	-	-	(387,262)	(204,531)
Policy loans and loan repayments	(112,461)	394	6,211	(10,053)	(63,410)	121,652
Other	(4,822)	865	57	1,607	5,970	(217)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(627,431)	984,226	99,406	553,627	(892,490)	802,919
NET INCREASE (DECREASE) IN NET ASSETS	879,468	(791,966)	215,955	488,102	851,676	(1,735,471)
NET ASSETS
Beginning of Year	10,798,693	11,590,659	757,738	269,636	15,439,824	17,175,295
End of Year	$11,678,161	$10,798,693	$973,693	$757,738	$16,291,500	$15,439,824

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class P		Moderate Growth Class I		Moderate Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(161,407)	(53,170)	1,417,951	1,522,740	(844,708)	(970,233)
Change in net unrealized appreciation (depreciation) on investments	896,838	(430,075)	8,088,410	(13,753,165)	7,100,257	(3,192,272)
Net Increase (Decrease) in Net Assets Resulting from Operations	735,431	(483,245)	9,506,361	(12,230,425)	6,255,549	(4,162,505)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,519,430	759,953	5,056,556	5,340,655	7,069,402	7,898,559
Transfers between variable and fixed accounts, net	2,815,230	2,005,081	(66,313)	(1,662,568)	10,578,412	14,151,091
Policy maintenance charges	(1,292,794)	(547,733)	(4,403,766)	(4,527,155)	(5,819,764)	(4,216,769)
Policy benefits and terminations	(183,755)	(1,174)	(1,486,988)	(1,114,169)	(79,572)	(22,433)
Policy loans and loan repayments	22,930	(33,588)	(482,286)	(234,547)	(22,466)	(139,050)
Other	4,944	122	(859)	22,985	(5,430)	13,059
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,885,985	2,182,661	(1,383,656)	(2,174,799)	11,720,582	17,684,457
NET INCREASE (DECREASE) IN NET ASSETS	3,621,416	1,699,416	8,122,705	(14,405,224)	17,976,131	13,521,952
NET ASSETS
Beginning of Year	4,622,088	2,922,672	64,000,738	78,405,962	35,418,002	21,896,050
End of Year	$8,243,504	$4,622,088	$72,123,443	$64,000,738	$53,394,133	$35,418,002

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Growth Class I		Growth Class P		Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,495,616	1,935,601	(298,536)	108,838	219,903	217,330
Change in net unrealized appreciation (depreciation) on investments	14,035,826	(22,381,564)	5,866,250	(3,483,783)	913,631	(2,348,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,531,442	(20,445,963)	5,567,714	(3,374,945)	1,133,534	(2,131,452)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,041,312	12,913,889	7,742,386	5,130,970	205,218	1,236,016
Transfers between variable and fixed accounts, net	(4,780,443)	2,796,097	12,348,538	10,366,996	220,577	(164,771)
Policy maintenance charges	(5,779,563)	(5,872,887)	(5,419,809)	(3,836,962)	(1,136,889)	(1,178,451)
Policy benefits and terminations	(2,546,137)	(1,419,383)	(278,495)	(140,935)	(1,336,981)	(439,468)
Policy loans and loan repayments	(1,282,975)	(24,141)	(93,243)	30,808	642,095	129,491
Other	10,842	19,656	(5,960)	25,001	(15,325)	592
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,336,964)	8,413,231	14,293,417	11,575,878	(1,421,305)	(416,591)
NET INCREASE (DECREASE) IN NET ASSETS	16,194,478	(12,032,732)	19,861,131	8,200,933	(287,771)	(2,548,043)
NET ASSETS
Beginning of Year	108,939,579	120,972,311	25,579,193	17,378,260	13,353,207	15,901,250
End of Year	$125,134,057	$108,939,579	$45,440,324	$25,579,193	$13,065,436	$13,353,207

See Notes to Financial Statements	SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class P		Moderate-Conservative Class I		Moderate-Conservative Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(5,786)	(238)	1,073,803	1,381,608	2,108	1,326
Change in net unrealized appreciation (depreciation) on investments	8,077	(7,250)	3,735,150	(9,443,360)	10,519	(1,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,291	(7,488)	4,808,953	(8,061,752)	12,627	(338)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,885	14,394	1,424,681	1,811,830	97,428	16,692
Transfers between variable and fixed accounts, net	(40,984)	2,354	(433,237)	(1,509,617)	63,957	(4,224)
Policy maintenance charges	(4,004)	(8,678)	(2,153,175)	(2,126,131)	(11,346)	(4,134)
Policy benefits and terminations	-	-	(648,176)	(722,573)	-	-
Policy loans and loan repayments	-	-	(140,058)	(77,811)	-	-
Other	1	(2)	(185)	(42)	110	(20)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(41,102)	8,068	(1,950,150)	(2,624,344)	150,149	8,314
NET INCREASE (DECREASE) IN NET ASSETS	(38,811)	580	2,858,803	(10,686,096)	162,776	7,976
NET ASSETS
Beginning of Year	56,205	55,625	44,625,880	55,311,976	26,392	18,416
End of Year	$17,394	$56,205	$47,484,683	$44,625,880	$189,168	$26,392

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate Class I		Moderate Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	8,782,616	7,220,680	(910)	912	11,241,876	9,311,143
Change in net unrealized appreciation (depreciation) on investments	19,365,467	(48,586,675)	90,037	(73,664)	36,512,345	(80,003,933)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,148,083	(41,365,995)	89,127	(72,752)	47,754,221	(70,692,790)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,438,742	9,357,202	322,785	235,479	14,387,707	14,319,493
Transfers between variable and fixed accounts, net	(2,256,121)	(3,209,782)	42,314	58,981	(6,525,508)	(8,048,986)
Policy maintenance charges	(11,096,001)	(11,444,380)	(163,437)	(140,802)	(11,569,774)	(11,873,589)
Policy benefits and terminations	(10,140,933)	(6,848,696)	-	-	(11,542,211)	(7,819,215)
Policy loans and loan repayments	(689,519)	(1,430,600)	-	-	(2,062,728)	(100,179)
Other	18,080	1,912	167	19	(4,515)	17,928
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,725,752)	(13,574,344)	201,829	153,677	(17,317,029)	(13,504,548)
NET INCREASE (DECREASE) IN NET ASSETS	12,422,331	(54,940,339)	290,956	80,925	30,437,192	(84,197,338)
NET ASSETS
Beginning of Year	211,350,844	266,291,183	543,228	462,303	339,073,811	423,271,149
End of Year	$223,773,175	$211,350,844	$834,184	$543,228	$369,511,003	$339,073,811

See Notes to Financial Statements	SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Growth Class P		Aggressive-Growth Class I		Aggressive-Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(34,029)	69,329	7,442,083	3,991,833	22,252	8,045
Change in net unrealized appreciation (depreciation) on investments	443,420	(490,327)	18,779,629	(40,717,167)	306,634	(192,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	409,391	(420,998)	26,221,712	(36,725,334)	328,886	(184,811)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,023,328	1,342,665	6,564,887	7,523,983	612,319	525,390
Transfers between variable and fixed accounts, net	213,523	(274,779)	(7,147,966)	(1,811,610)	(16,665)	856,223
Policy maintenance charges	(435,323)	(327,929)	(5,403,751)	(5,567,135)	(280,596)	(196,808)
Policy benefits and terminations	(7,678)	-	(3,734,952)	(2,602,510)	(15,504)	(1,504)
Policy loans and loan repayments	11,574	14,618	(1,088,377)	665,055	(26,191)	140
Other	(592)	(6,627)	(14,192)	(2,289)	(316)	(61)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	804,832	747,948	(10,824,351)	(1,794,506)	273,047	1,183,380
NET INCREASE (DECREASE) IN NET ASSETS	1,214,223	326,950	15,397,361	(38,519,840)	601,933	998,569
NET ASSETS
Beginning of Year	2,410,499	2,083,549	169,788,261	208,308,101	1,835,667	837,098
End of Year	$3,624,722	$2,410,499	$185,185,622	$169,788,261	$2,437,600	$1,835,667

	Invesco V.I. Discovery	Invesco V.I. EQV International		Invesco V.I. EQV International
	Mid Cap Growth Series I (1)	Equity Series I		Equity Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$4,062	$23,227	$-	$398,346
Realized gain (loss) on investments	36	(61,714)	98,929	(297,102)	3,024,471
Change in net unrealized appreciation (depreciation) on investments	153	364,893	(271,212)	5,031,748	(9,784,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	189	307,241	(149,056)	4,734,646	(6,362,019)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	72	489,499	347,210	1,213,349	1,386,615
Transfers between variable and fixed accounts, net	3,384	361,710	614,374	1,731,568	(1,654,137)
Policy maintenance charges	(1,329)	(235,055)	(175,685)	(1,154,278)	(1,148,533)
Policy benefits and terminations	-	(499)	(3,612)	(635,392)	(883,401)
Policy loans and loan repayments	-	(26,615)	(7,199)	(140,074)	(123,692)
Other	-	233	8,107	(4,638)	7,743
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,127	589,273	783,195	1,010,535	(2,415,405)
NET INCREASE (DECREASE) IN NET ASSETS	2,316	896,514	634,139	5,745,181	(8,777,424)
NET ASSETS
Beginning of Year or Period	-	1,412,265	778,126	26,302,221	35,079,645
End of Year or Period	$2,316	$2,308,779	$1,412,265	$32,047,402	$26,302,221

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco V.I.		Invesco V.I.		Invesco V.I. Main Street
	Global Series I		Global Series II		Small Cap Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,781	$-	$-	$-	$116,778	$32,162
Realized gain (loss) on investments	147,560	197,870	984,021	2,583,061	39,165	972,186
Change in net unrealized appreciation (depreciation) on investments	396,522	(666,690)	3,453,763	(9,326,337)	1,330,176	(1,952,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,863	(468,820)	4,437,784	(6,743,276)	1,486,119	(948,232)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	420,297	331,762	566,114	669,514	540,407	441,776
Transfers between variable and fixed accounts, net	358,430	508,348	(3,021,218)	799,969	4,948,131	780,408
Policy maintenance charges	(302,220)	(237,773)	(547,335)	(543,611)	(403,597)	(321,375)
Policy benefits and terminations	(8,731)	(932)	(620,677)	(667,975)	(44,603)	(109,444)
Policy loans and loan repayments	(2,071)	(8,035)	(208,239)	(191,952)	(12,115)	(16,389)
Other	(890)	(74)	3,755	11	252	(1,134)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	464,815	593,296	(3,827,600)	65,956	5,028,475	773,842
NET INCREASE (DECREASE) IN NET ASSETS	1,013,678	124,476	610,184	(6,677,320)	6,514,594	(174,390)
NET ASSETS
Beginning of Year	1,382,878	1,258,402	14,165,128	20,842,448	5,829,894	6,004,284
End of Year	$2,396,556	$1,382,878	$14,775,312	$14,165,128	$12,344,488	$5,829,894

	American Century		American Century		American Century
	Inflation Protection Class I (1)		VP Mid Cap Value Class I		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$833	$-	$37,136	$23,550	$860,338	$819,603
Realized gain (loss) on investments	(7)	12	124,168	129,896	4,006,773	5,245,487
Change in net unrealized appreciation (depreciation) on investments	93	33	(43,664)	(157,194)	(2,514,582)	(6,641,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	919	45	117,640	(3,748)	2,352,529	(576,582)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,264	1,214	614,906	406,209	1,611,710	1,586,039
Transfers between variable and fixed accounts, net	2,074	16,137	388,304	381,463	395,064	(54,147)
Policy maintenance charges	(3,752)	(570)	(300,083)	(219,855)	(1,374,924)	(1,411,432)
Policy benefits and terminations	-	-	(176)	(3,772)	(375,029)	(1,392,782)
Policy loans and loan repayments	-	-	(13,751)	(8,378)	(289,665)	(170,681)
Other	-	71	(814)	555	(2,828)	10,640
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,586	16,852	688,386	556,222	(35,672)	(1,432,363)
NET INCREASE (DECREASE) IN NET ASSETS	12,505	16,897	806,026	552,474	2,316,857	(2,008,945)
NET ASSETS
Beginning of Year or Period	16,897	-	1,256,669	704,195	39,592,203	41,601,148
End of Year or Period	$29,402	$16,897	$2,062,695	$1,256,669	$41,909,060	$39,592,203

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS American		American Funds IS Asset		American Funds IS Asset
	High-Income Trust Class 2		Allocation Class 2		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$99,794	$65,475	$552,862	$262,562	$1,891,627	$1,486,215
Realized gain (loss) on investments	(55,262)	(12,289)	542,404	1,136,445	3,771,147	10,692,515
Change in net unrealized appreciation (depreciation) on investments	109,993	(110,413)	2,026,756	(2,737,158)	6,576,317	(26,374,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,525	(57,227)	3,122,022	(1,338,151)	12,239,091	(14,196,053)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,485	197,765	4,951,515	4,241,993	5,235,484	5,631,710
Transfers between variable and fixed accounts, net	681,007	327,473	6,562,964	6,735,497	5,419,203	(4,806,450)
Policy maintenance charges	(242,447)	(167,221)	(2,800,946)	(1,920,706)	(4,138,537)	(4,159,508)
Policy benefits and terminations	(27,463)	(690)	(236,289)	(48,515)	(1,324,378)	(2,026,774)
Policy loans and loan repayments	(1,512)	(6,649)	(28,172)	(57,870)	(321,884)	121,871
Other	947	345	15,973	1,484	2,021	11,590
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	607,017	351,023	8,465,045	8,951,883	4,871,909	(5,227,561)
NET INCREASE (DECREASE) IN NET ASSETS	761,542	293,796	11,587,067	7,613,732	17,111,000	(19,423,614)
NET ASSETS
Beginning of Year	860,941	567,145	15,932,867	8,319,135	85,146,160	104,569,774
End of Year	$1,622,483	$860,941	$27,519,934	$15,932,867	$102,257,160	$85,146,160

	American Funds IS		American Funds IS		American Funds IS
	Capital World Bond Class 2 (1)		Growth Class 2		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$54,179	$27,132	$249,332	$140,444
Realized gain (loss) on investments	114	9	360,638	681,638	11,090,640	22,384,974
Change in net unrealized appreciation (depreciation) on investments	2,392	670	3,971,443	(3,064,376)	34,413,550	(73,639,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,506	679	4,386,260	(2,355,606)	45,753,522	(51,113,958)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,683	10,392	3,884,102	3,054,644	4,659,743	4,679,251
Transfers between variable and fixed accounts, net	(455)	7,126	3,787,098	3,419,105	(438,335)	3,569,902
Policy maintenance charges	(1,201)	(426)	(2,015,705)	(1,434,504)	(4,486,681)	(4,356,198)
Policy benefits and terminations	-	-	(73,197)	(64,801)	(3,065,760)	(2,838,978)
Policy loans and loan repayments	-	-	41,396	(92,752)	(1,111,574)	(530,358)
Other	-	-	(4,860)	(4,418)	(33,965)	26,028
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	31,027	17,092	5,618,834	4,877,274	(4,476,572)	549,647
NET INCREASE (DECREASE) IN NET ASSETS	33,533	17,771	10,005,094	2,521,668	41,276,950	(50,564,311)
NET ASSETS
Beginning of Year or Period	17,771	-	8,965,364	6,443,696	120,649,493	171,213,804
End of Year or Period	$51,304	$17,771	$18,970,458	$8,965,364	$161,926,443	$120,649,493

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	American Funds IS		American Funds IS		American Funds IS
	Growth-Income Class 2		Growth-Income Class 4		International Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$145,410	$72,418	$1,367,780	$1,200,487	$33,455	$30,890
Realized gain (loss) on investments	460,737	518,273	7,233,631	12,375,983	(150,149)	142,483
Change in net unrealized appreciation (depreciation) on investments	1,655,415	(1,351,384)	17,968,760	(35,642,667)	452,729	(468,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,261,562	(760,693)	26,570,171	(22,066,197)	336,035	(295,570)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,972,648	1,445,875	3,807,679	4,323,872	425,224	478,365
Transfers between variable and fixed accounts, net	2,482,460	3,190,430	145,160	(1,818,697)	671,859	614,173
Policy maintenance charges	(1,242,479)	(932,811)	(4,247,173)	(4,424,979)	(401,827)	(317,488)
Policy benefits and terminations	(11,481)	(60,876)	(4,807,077)	(2,329,216)	(3,454)	-
Policy loans and loan repayments	(22,521)	30,549	(875,904)	(549,183)	375	(1,828)
Other	2,714	(1,382)	11,645	3,680	(1,064)	3,790
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,181,341	3,671,785	(5,965,670)	(4,794,523)	691,113	777,012
NET INCREASE (DECREASE) IN NET ASSETS	5,442,903	2,911,092	20,604,501	(26,860,720)	1,027,148	481,442
NET ASSETS
Beginning of Year	7,003,256	4,092,164	105,963,008	132,823,728	1,814,393	1,332,951
End of Year	$12,446,159	$7,003,256	$126,567,509	$105,963,008	$2,841,541	$1,814,393

	American Funds IS		BlackRock 60/40 Target		BlackRock Basic Value
	New World Fund Class 2		Allocation ETF V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$35,660	$23,350	$474,017	$419,418	$390,328	$291,333
Realized gain (loss) on investments	(121,716)	51,428	(117,085)	68,509	570,793	2,244,094
Change in net unrealized appreciation (depreciation) on investments	422,666	(392,951)	2,836,902	(3,284,201)	2,818,737	(3,865,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	336,610	(318,173)	3,193,834	(2,796,274)	3,779,858	(1,330,335)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	495,011	494,271	1,428,476	2,242,600	691,197	766,323
Transfers between variable and fixed accounts, net	424,827	821,066	2,452,871	5,147,995	1,268,949	298,527
Policy maintenance charges	(478,366)	(386,847)	(2,176,155)	(1,851,865)	(742,801)	(748,117)
Policy benefits and terminations	(30,155)	(3,098)	(260,171)	(188,844)	(542,251)	(276,045)
Policy loans and loan repayments	(8,844)	(5,174)	(12,206)	47,710	(131,649)	(76,753)
Other	(568)	4,396	(10,437)	37,191	615	(410)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	401,905	924,614	1,422,378	5,434,787	544,060	(36,475)
NET INCREASE (DECREASE) IN NET ASSETS	738,515	606,441	4,616,212	2,638,513	4,323,918	(1,366,810)
NET ASSETS
Beginning of Year	1,889,934	1,283,493	19,478,331	16,839,818	23,952,268	25,319,078
End of Year	$2,628,449	$1,889,934	$24,094,543	$19,478,331	$28,276,186	$23,952,268

See Notes to Financial Statements	SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	BlackRock Global Allocation		BlackRock Global Allocation		BNY Mellon VIF
	V.I. Class I		V.I. Class III		Appreciation Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$130,140	$-	$1,702,902	$-	$20,297	$13,142
Realized gain (loss) on investments	(97,782)	(44,068)	(1,376,444)	204,800	(485,396)	898,755
Change in net unrealized appreciation (depreciation) on investments	486,090	(260,784)	7,613,392	(12,967,126)	1,271,507	(1,546,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	518,448	(304,852)	7,939,850	(12,762,326)	806,408	(634,337)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	518,428	439,692	3,459,461	3,343,228	116,820	39,777
Transfers between variable and fixed accounts, net	3,466,270	803,912	(1,850,295)	(722,589)	1,468,547	166,631
Policy maintenance charges	(516,851)	(401,682)	(3,087,249)	(3,153,348)	(78,250)	(59,379)
Policy benefits and terminations	(51,278)	-	(1,479,612)	(1,006,463)	(85,258)	(20,275)
Policy loans and loan repayments	2,611	(5,556)	(18,665)	487,136	41,593	(17,610)
Other	(2,240)	826	(5,393)	4,851	(420)	177
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,416,940	837,192	(2,981,753)	(1,047,185)	1,463,032	109,321
NET INCREASE (DECREASE) IN NET ASSETS	3,935,388	532,340	4,958,097	(13,809,511)	2,269,440	(525,016)
NET ASSETS
Beginning of Year	2,169,541	1,637,201	65,399,810	79,209,321	2,867,155	3,392,171
End of Year	$6,104,929	$2,169,541	$70,357,907	$65,399,810	$5,136,595	$2,867,155

	DFA VA International Small		DFA VA International Value		DFA VA Short-Term Fixed
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$167,175	$66,177	$129,054	$65,143	$291,821	$39,053
Realized gain (loss) on investments	(130,449)	(48,860)	17,248	19,376	17,451	(16,103)
Change in net unrealized appreciation (depreciation) on investments	523,667	(263,121)	234,262	(44,629)	(19,455)	(35,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	560,393	(245,804)	380,564	39,890	289,817	(12,228)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	716,733	654,162	486,609	465,243	1,240,238	446,747
Transfers between variable and fixed accounts, net	2,333,802	1,024,725	705,034	742,452	3,899,630	2,435,177
Policy maintenance charges	(502,366)	(281,439)	(324,296)	(163,210)	(862,329)	(444,089)
Policy benefits and terminations	(10,779)	(397)	(3,589)	-	(11,008)	(1,034)
Policy loans and loan repayments	(36,580)	(5)	(22,239)	(8,378)	49,104	(50,874)
Other	1,213	(40)	781	3,316	343	391
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,502,023	1,397,006	842,300	1,039,423	4,315,978	2,386,318
NET INCREASE (DECREASE) IN NET ASSETS	3,062,416	1,151,202	1,222,864	1,079,313	4,605,795	2,374,090
NET ASSETS
Beginning of Year	2,610,131	1,458,929	1,701,550	622,237	3,312,153	938,063
End of Year	$5,672,547	$2,610,131	$2,924,414	$1,701,550	$7,917,948	$3,312,153

See Notes to Financial Statements	SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	DFA VA US Large Value		DFA VA US Targeted Value		Fidelity VIP Bond Index
	Institutional Class		Institutional Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$131,939	$72,950	$57,204	$24,946	$481,373	$82,055
Realized gain (loss) on investments	28,587	67,097	158,376	166,711	(276,264)	(251,787)
Change in net unrealized appreciation (depreciation) on investments	411,978	(173,440)	394,103	(214,876)	789,199	(336,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	572,504	(33,393)	609,683	(23,219)	994,308	(505,777)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,391,679	928,121	972,777	776,548	2,604,399	1,082,743
Transfers between variable and fixed accounts, net	1,713,355	1,372,512	926,098	651,909	14,426,277	4,675,285
Policy maintenance charges	(596,900)	(319,057)	(426,223)	(259,137)	(1,840,001)	(625,652)
Policy benefits and terminations	(11,447)	(974)	(17,777)	-	(8,408)	(516)
Policy loans and loan repayments	49,452	(85,030)	(8,462)	(28,134)	(37,975)	(8,708)
Other	6,115	(3,918)	2,184	(889)	2,592	10,504
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,552,254	1,891,654	1,448,597	1,140,297	15,146,884	5,133,656
NET INCREASE (DECREASE) IN NET ASSETS	3,124,758	1,858,261	2,058,280	1,117,078	16,141,192	4,627,879
NET ASSETS
Beginning of Year	3,244,814	1,386,553	2,056,079	939,001	7,442,956	2,815,077
End of Year	$6,369,572	$3,244,814	$4,114,359	$2,056,079	$23,584,148	$7,442,956

	Fidelity VIP Bond Index		Fidelity VIP Contrafund		Fidelity VIP Contrafund
	Service Class 2		Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$86,198	$22,504	$11,226	$6,891	$209,992	$202,435
Realized gain (loss) on investments	(77,084)	(24,089)	(10,529)	49,103	4,312,245	4,337,689
Change in net unrealized appreciation (depreciation) on investments	182,710	(179,486)	535,509	(345,428)	17,959,074	(28,732,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,824	(181,071)	536,206	(289,434)	22,481,311	(24,192,467)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	629,041	322,913	745,515	664,900	2,398,215	2,681,612
Transfers between variable and fixed accounts, net	2,280,168	787,458	367,993	411,279	275,534	2,454,193
Policy maintenance charges	(440,485)	(250,207)	(326,474)	(217,958)	(2,419,839)	(2,313,488)
Policy benefits and terminations	(18,793)	(556)	(52,802)	(11,707)	(1,497,282)	(1,143,903)
Policy loans and loan repayments	32,174	(30,213)	(1,515)	(55,666)	(1,919,790)	(179,553)
Other	(1,460)	(67)	157	2,794	(2,281)	45,471
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,480,645	829,328	732,874	793,642	(3,165,443)	1,544,332
NET INCREASE (DECREASE) IN NET ASSETS	2,672,469	648,257	1,269,080	504,208	19,315,868	(22,648,135)
NET ASSETS
Beginning of Year	1,896,545	1,248,288	1,349,090	844,882	69,004,186	91,652,321
End of Year	$4,569,014	$1,896,545	$2,618,170	$1,349,090	$88,320,054	$69,004,186

See Notes to Financial Statements	SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$39,036	$26,312	$87,203	$48,439	$166,104	$110,087
Realized gain (loss) on investments	(58,687)	49,093	32,097	259,681	(19,043)	557,827
Change in net unrealized appreciation (depreciation) on investments	100,823	(333,269)	140,215	(725,773)	508,563	(1,729,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,172	(257,864)	259,515	(417,653)	655,624	(1,062,004)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	89,023	86,996	91,262	144,587	124,717	141,850
Transfers between variable and fixed accounts, net	108,341	(774,737)	19,726	(64,102)	(393,299)	66,029
Policy maintenance charges	(70,743)	(80,161)	(104,126)	(108,709)	(242,759)	(254,238)
Policy benefits and terminations	(42,956)	(64,253)	(41,120)	(2,166)	(91,253)	(14,090)
Policy loans and loan repayments	(2,556)	200	10,893	(10,073)	(159,091)	(79,852)
Other	156	(8)	79	(691)	2,634	1,740
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	81,265	(831,963)	(23,286)	(41,154)	(759,051)	(138,561)
NET INCREASE (DECREASE) IN NET ASSETS	162,437	(1,089,827)	236,229	(458,807)	(103,427)	(1,200,565)
NET ASSETS
Beginning of Year	951,351	2,041,178	2,441,616	2,900,423	5,695,812	6,896,377
End of Year	$1,113,788	$951,351	$2,677,845	$2,441,616	$5,592,385	$5,695,812

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,805	$1,424	$349,910	$251,609	$14,358	$8,639
Realized gain (loss) on investments	(1,470)	(4,076)	(23,902)	945,684	(61,843)	22,157
Change in net unrealized appreciation (depreciation) on investments	17,788	(4,024)	1,368,782	(3,882,722)	124,316	(107,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,123	(6,676)	1,694,790	(2,685,429)	76,831	(77,078)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	83,137	58,764	663,428	856,891	204,894	162,010
Transfers between variable and fixed accounts, net	120,132	29,318	(115,411)	644,458	177,307	12,764
Policy maintenance charges	(10,202)	(8,015)	(640,507)	(655,900)	(21,298)	(15,241)
Policy benefits and terminations	(34,438)	-	(555,366)	(828,914)	(257,094)	-
Policy loans and loan repayments	1,767	(12,541)	(202,897)	(5,398)	-	-
Other	399	73	1,130	683	2,484	(27)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	160,795	67,599	(849,623)	11,820	106,293	159,506
NET INCREASE (DECREASE) IN NET ASSETS	182,918	60,923	845,167	(2,673,609)	183,124	82,428
NET ASSETS
Beginning of Year	81,656	20,733	13,238,328	15,911,937	455,648	373,220
End of Year	$264,574	$81,656	$14,083,495	$13,238,328	$638,772	$455,648

See Notes to Financial Statements	SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Initial Class		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$333,859	$265,284	$72,634	$33,482	$267,444	$217,210
Realized gain (loss) on investments	(56,919)	1,397,386	24,884	(106,710)	222,511	1,169,942
Change in net unrealized appreciation (depreciation) on investments	1,753,034	(4,806,872)	402,520	(37,542)	1,808,690	(4,290,037)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,029,974	(3,144,202)	500,038	(110,770)	2,298,645	(2,902,885)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,029,851	1,199,686	933,721	644,419	1,433,363	1,419,274
Transfers between variable and fixed accounts, net	(167,183)	(1,000,570)	749,432	1,199,804	1,259,847	330,216
Policy maintenance charges	(692,211)	(692,477)	(347,862)	(173,037)	(802,822)	(828,311)
Policy benefits and terminations	(144,592)	(1,021,308)	(25,930)	-	(262,321)	(122,107)
Policy loans and loan repayments	(256,758)	(416,593)	61	(2,244)	(1,511,078)	4,357
Other	(2,797)	287	(1,190)	(5,678)	534	1,984
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(233,690)	(1,930,975)	1,308,232	1,663,264	117,523	805,413
NET INCREASE (DECREASE) IN NET ASSETS	1,796,284	(5,075,177)	1,808,270	1,552,494	2,416,168	(2,097,472)
NET ASSETS
Beginning of Year	14,007,077	19,082,254	2,288,577	736,083	14,193,324	16,290,796
End of Year	$15,803,361	$14,007,077	$4,096,847	$2,288,577	$16,609,492	$14,193,324

	Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2045		Fidelity VIP Freedom 2055
	Portfolio Initial Class		Portfolio Service Class 2		Portfolio Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$59,138	$30,117	$211,603	$201,507	$176	$69
Realized gain (loss) on investments	(63,290)	66,132	453,661	1,280,722	522	35
Change in net unrealized appreciation (depreciation) on investments	604,354	(335,079)	2,153,718	(4,328,450)	916	166
Net Increase (Decrease) in Net Assets Resulting from Operations	600,202	(238,830)	2,818,982	(2,846,221)	1,614	270
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,331,462	697,478	1,494,214	1,604,851	11,484	3,122
Transfers between variable and fixed accounts, net	1,186,700	756,414	853,354	1,612,822	(3,051)	2,189
Policy maintenance charges	(452,397)	(271,835)	(837,887)	(941,698)	(1,260)	(524)
Policy benefits and terminations	(149,213)	(5,105)	(231,855)	(110,077)	-	-
Policy loans and loan repayments	(5,159)	-	(191,941)	25,980	-	-
Other	(306)	1,555	733	1,322	(1)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,911,087	1,178,507	1,086,618	2,193,200	7,172	4,787
NET INCREASE (DECREASE) IN NET ASSETS	2,511,289	939,677	3,905,600	(653,021)	8,786	5,057
NET ASSETS
Beginning of Year or Period	2,066,404	1,126,727	14,296,942	14,949,963	5,057	-
End of Year or Period	$4,577,693	$2,066,404	$18,202,542	$14,296,942	$13,843	$5,057

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-47

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Freedom Income		Fidelity VIP Freedom Income		Fidelity VIP Government
	Portfolio Initial Class		Portfolio Service Class 2		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,551	$4,269	$83,558	$47,687	$14,393,230	$3,879,286
Realized gain (loss) on investments	(15,603)	1,071	(104,084)	23,916	-	-
Change in net unrealized appreciation (depreciation) on investments	22,233	(28,724)	192,847	(405,061)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	17,181	(23,384)	172,321	(333,458)	14,393,230	3,879,286
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	69,617	52,460	45,961	106,065	320,700,962	266,456,954
Transfers between variable and fixed accounts, net	15,843	18,966	(440,408)	2,324	(297,727,532)	(116,041,469)
Policy maintenance charges	(28,429)	(19,521)	(92,128)	(107,333)	(28,255,701)	(23,050,791)
Policy benefits and terminations	-	-	(37,613)	(9,298)	(11,942,883)	(12,593,225)
Policy loans and loan repayments	-	-	(16,600)	499	(7,695,595)	(13,217,131)
Other	(177)	11	60	521	37,905	(5,050)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	56,854	51,916	(540,728)	(7,222)	(24,882,844)	101,549,288
NET INCREASE (DECREASE) IN NET ASSETS	74,035	28,532	(368,407)	(340,680)	(10,489,614)	105,428,574
NET ASSETS
Beginning of Year	195,180	166,648	2,325,271	2,665,951	297,603,125	192,174,551
End of Year	$269,215	$195,180	$1,956,864	$2,325,271	$287,113,511	$297,603,125

	Fidelity VIP		Fidelity VIP		Fidelity VIP
	Growth Initial Class (1)		Growth Service Class 2		International Index Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$214	$132	$1,476	$98,106	$556,069	$200,445
Realized gain (loss) on investments	7,050	559	2,766,630	2,917,435	(208,393)	(240,318)
Change in net unrealized appreciation (depreciation) on investments	35,837	(9,330)	10,134,342	(11,952,108)	2,010,701	(865,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,101	(8,639)	12,902,448	(8,936,567)	2,358,377	(905,230)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	41,405	43,900	1,001,351	1,050,894	3,332,852	1,972,564
Transfers between variable and fixed accounts, net	58,214	19,177	13,523,902	8,750,137	10,799,627	5,253,906
Policy maintenance charges	(1,695)	(1,413)	(867,890)	(666,936)	(2,485,707)	(1,394,269)
Policy benefits and terminations	-	-	(946,719)	(658,552)	(35,456)	(819)
Policy loans and loan repayments	-	-	(515,547)	(138,975)	(49,007)	(7,999)
Other	(1)	(176)	(7,419)	5,847	(2,249)	9,367
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	97,923	61,488	12,187,678	8,342,415	11,560,060	5,832,750
NET INCREASE (DECREASE) IN NET ASSETS	141,024	52,849	25,090,126	(594,152)	13,918,437	4,927,520
NET ASSETS
Beginning of Year or Period	52,849	-	33,765,959	34,360,111	9,367,983	4,440,463
End of Year or Period	$193,873	$52,849	$58,856,085	$33,765,959	$23,286,420	$9,367,983

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP		Fidelity VIP		Fidelity VIP
	International Index Service Class 2		Mid Cap Initial Class		Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$90,938	$35,339	$23,646	$11,688	$161,577	$107,540
Realized gain (loss) on investments	(79,171)	(57,795)	64,312	163,722	1,198,705	2,768,958
Change in net unrealized appreciation (depreciation) on investments	411,933	(147,079)	410,252	(439,599)	4,309,152	(9,598,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	423,700	(169,535)	498,210	(264,189)	5,669,434	(6,721,856)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	577,609	695,056	901,028	479,082	1,971,000	1,940,625
Transfers between variable and fixed accounts, net	1,744,028	752,035	1,004,309	894,192	1,049,424	(150,663)
Policy maintenance charges	(446,342)	(313,653)	(586,910)	(388,614)	(1,541,758)	(1,537,513)
Policy benefits and terminations	(19,260)	(5,020)	(33,460)	(13,449)	(745,311)	(612,038)
Policy loans and loan repayments	117,053	(116,547)	(2,639)	(7,152)	(116,070)	5,400
Other	3,423	2,497	(2,948)	-	(370)	(1,110)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,976,511	1,014,368	1,279,380	964,059	616,915	(355,299)
NET INCREASE (DECREASE) IN NET ASSETS	2,400,211	844,833	1,777,590	699,870	6,286,349	(7,077,155)
NET ASSETS
Beginning of Year	1,712,573	867,740	2,421,640	1,721,770	38,088,746	45,165,901
End of Year	$4,112,784	$1,712,573	$4,199,230	$2,421,640	$44,375,095	$38,088,746

	Fidelity VIP Total Market Index		Fidelity VIP Total Market Index		Fidelity VIP Value
	Initial Class		Service Class 2		Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$571,165	$459,195	$50,650	$39,862	$108,327	$110,274
Realized gain (loss) on investments	(586,794)	(659,828)	(13,168)	31,086	1,163,261	897,734
Change in net unrealized appreciation (depreciation) on investments	10,686,754	(4,410,341)	1,126,087	(654,494)	1,021,317	(1,959,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,671,125	(4,610,974)	1,163,569	(583,546)	2,292,905	(951,888)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,735,689	5,687,178	1,767,036	1,090,882	385,229	443,837
Transfers between variable and fixed accounts, net	16,753,703	22,071,082	1,579,582	986,668	(774,101)	1,638,476
Policy maintenance charges	(7,298,862)	(4,333,151)	(952,869)	(521,604)	(380,798)	(374,415)
Policy benefits and terminations	(42,370)	(3,393)	(10,271)	(37,107)	(790,816)	(265,055)
Policy loans and loan repayments	(199,416)	(32,937)	34,886	(48,516)	(103,417)	(57,855)
Other	9,205	80,291	2,696	1,478	6,811	1,170
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,957,949	23,469,070	2,421,060	1,471,801	(1,657,092)	1,386,158
NET INCREASE (DECREASE) IN NET ASSETS	30,629,074	18,858,096	3,584,629	888,255	635,813	434,270
NET ASSETS
Beginning of Year	33,264,322	14,406,226	3,121,803	2,233,548	12,202,623	11,768,353
End of Year	$63,893,396	$33,264,322	$6,706,432	$3,121,803	$12,838,436	$12,202,623

See Notes to Financial Statements	SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Templeton		Templeton		Templeton
	Foreign VIP Class 1		Foreign VIP Class 2		Global Bond VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,932	$16,076	$590,907	$615,879	$-	$-
Realized gain (loss) on investments	(7,968)	4,254	(500,434)	(515,478)	(6,031)	(4,077)
Change in net unrealized appreciation (depreciation) on investments	120,809	(48,532)	3,387,369	(1,876,269)	23,603	(6,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	136,773	(28,202)	3,477,842	(1,775,868)	17,572	(10,535)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	274,990	211,622	1,126,031	1,258,715	111,133	93,595
Transfers between variable and fixed accounts, net	30,023	143,999	710,071	(3,644,998)	171,330	102,176
Policy maintenance charges	(156,681)	(128,757)	(1,011,092)	(1,024,501)	(101,912)	(72,804)
Policy benefits and terminations	(2,701)	(3,383)	(2,347,536)	(142,863)	(2,655)	(2,138)
Policy loans and loan repayments	1,827	(1,597)	(373,263)	(47,805)	2,356	(5,445)
Other	77	50	4,887	(25,601)	(304)	206
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	147,535	221,934	(1,890,902)	(3,627,053)	179,948	115,590
NET INCREASE (DECREASE) IN NET ASSETS	284,308	193,732	1,586,940	(5,402,921)	197,520	105,055
NET ASSETS
Beginning of Year	614,757	421,025	17,777,563	23,180,484	321,127	216,072
End of Year	$899,065	$614,757	$19,364,503	$17,777,563	$518,647	$321,127

	Templeton		Goldman Sachs VIT Multi-Strategy		Janus Henderson
	Global Bond VIP Class 2		Alternatives Institutional Shares (1)		Enterprise Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$3,374		$1,215	$567
Realized gain (loss) on investments	(555,648)	(1,092,613)	20		4,705	19,532
Change in net unrealized appreciation (depreciation) on investments	1,182,553	(144,551)	(434)		92,761	(63,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	626,905	(1,237,164)	2,960		98,681	(43,567)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,117,249	1,199,015	-		327,725	183,336
Transfers between variable and fixed accounts, net	135,083	(1,110,416)	50,000		47,389	132,764
Policy maintenance charges	(883,661)	(933,956)	(1,802)		(94,483)	(55,254)
Policy benefits and terminations	(472,801)	(1,416,291)	-		(9,234)	(997)
Policy loans and loan repayments	(246,107)	61	-		(7,873)	711
Other	(2,524)	(166)	(1)		(375)	971
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(352,761)	(2,261,753)	48,197		263,149	261,531
NET INCREASE (DECREASE) IN NET ASSETS	274,144	(3,498,917)	51,157		361,830	217,964
NET ASSETS
Beginning of Year or Period	21,796,156	25,295,073	-		469,295	251,331
End of Year or Period	$22,070,300	$21,796,156	$51,157		$831,125	$469,295

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Janus Henderson		Janus Henderson		Janus Henderson
	Enterprise Service Shares		Overseas Institutional Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28,000	$26,687	$14,737	$10,482	$374,537	$418,676
Realized gain (loss) on investments	2,306,642	6,089,786	(16,444)	(15,910)	472,618	431,099
Change in net unrealized appreciation (depreciation) on investments	3,071,710	(12,410,327)	100,994	(39,364)	1,789,922	(3,345,465)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,406,352	(6,293,854)	99,287	(44,792)	2,637,077	(2,495,690)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	929,882	983,463	294,003	176,294	1,053,220	948,411
Transfers between variable and fixed accounts, net	(3,687,271)	(163,422)	452,208	87,883	(466,131)	(259,360)
Policy maintenance charges	(881,382)	(885,695)	(175,246)	(118,510)	(673,458)	(640,704)
Policy benefits and terminations	(1,422,268)	(907,682)	(1,899)	-	(226,462)	(402,893)
Policy loans and loan repayments	(385,034)	(276,774)	(10,797)	(10)	(143,965)	(37,628)
Other	7,867	3,623	42	192	(1,666)	4,829
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,438,206)	(1,246,487)	558,311	145,849	(458,462)	(387,345)
NET INCREASE (DECREASE) IN NET ASSETS	(31,854)	(7,540,341)	657,598	101,057	2,178,615	(2,883,035)
NET ASSETS
Beginning of Year	32,106,111	39,646,452	630,271	529,214	24,975,436	27,858,471
End of Year	$32,074,257	$32,106,111	$1,287,869	$630,271	$27,154,051	$24,975,436

	Lazard Retirement Global		Lazard Retirement Global		Lazard Retirement
	Dynamic Multi-Asset Investor Shares		Dynamic Multi-Asset Service Shares		International Equity Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$565	$-	$1,187	$31,653	$79,691
Realized gain (loss) on investments	6,349	9,176	45,551	81,467	(56,910)	232,406
Change in net unrealized appreciation (depreciation) on investments	22,790	(55,589)	100,694	(364,193)	382,565	(646,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,139	(45,848)	146,245	(281,539)	357,308	(334,256)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	52,732	60,649	115,284	121,118	302,810	280,617
Transfers between variable and fixed accounts, net	(2,901)	11,350	(74,626)	(60,554)	(56,362)	283,273
Policy maintenance charges	(36,644)	(33,393)	(50,493)	(50,666)	(154,506)	(138,082)
Policy benefits and terminations	-	-	(72,952)	1,532	(63,745)	(4,287)
Policy loans and loan repayments	-	-	6,538	(46,340)	3,414	7,527
Other	4	(48)	3	(62)	(291)	(510)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,191	38,558	(76,246)	(34,972)	31,320	428,538
NET INCREASE (DECREASE) IN NET ASSETS	42,330	(7,290)	69,999	(316,511)	388,628	94,282
NET ASSETS
Beginning of Year	248,052	255,342	1,362,686	1,679,197	2,258,317	2,164,035
End of Year	$290,382	$248,052	$1,432,685	$1,362,686	$2,646,945	$2,258,317

See Notes to Financial Statements	SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Aggressive Growth - Class I		Aggressive Growth - Class II		Mid Cap - Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$937	$1,124	$14,650	$-	$2,385	$5,600
Realized gain (loss) on investments	(11,209)	5,913	1,356,124	2,519,333	(72,628)	41,116
Change in net unrealized appreciation (depreciation) on investments	77,885	(66,739)	3,499,243	(9,560,928)	289,940	(325,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,613	(59,702)	4,870,017	(7,041,595)	219,697	(279,079)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	115,484	111,548	1,689,138	1,809,917	330,562	324,244
Transfers between variable and fixed accounts, net	2,435	168,790	28,218	747,368	185,163	880,351
Policy maintenance charges	(83,834)	(78,138)	(1,217,074)	(1,270,444)	(287,799)	(210,684)
Policy benefits and terminations	(2,735)	-	(584,304)	(255,342)	(4,290)	(3,748)
Policy loans and loan repayments	(3,617)	(7,192)	(135,304)	(146,213)	(1,728)	(6,251)
Other	(105)	(488)	6,742	542	(874)	550
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	27,628	194,520	(212,584)	885,828	221,034	984,462
NET INCREASE (DECREASE) IN NET ASSETS	95,241	134,818	4,657,433	(6,155,767)	440,731	705,383
NET ASSETS
Beginning of Year	272,831	138,013	20,194,583	26,350,350	1,580,762	875,379
End of Year	$368,072	$272,831	$24,852,016	$20,194,583	$2,021,493	$1,580,762

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable
	Mid Cap - Class II		Small Cap Growth - Class I		Global High Yield Bond - Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,825	$13,005	$-	$-	$28,603	$508
Realized gain (loss) on investments	(17,613)	891,287	(87,461)	(45,970)	(799)	(14)
Change in net unrealized appreciation (depreciation) on investments	1,557,908	(5,195,403)	198,295	(89,395)	7,615	(153)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,543,120	(4,291,111)	110,834	(135,365)	35,419	341
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	441,590	433,193	292,581	125,264	19,718	7,880
Transfers between variable and fixed accounts, net	(105,145)	171,837	694,942	508,822	506,507	-
Policy maintenance charges	(358,048)	(388,902)	(263,065)	(132,219)	(10,335)	(932)
Policy benefits and terminations	(678,064)	(230,369)	(209)	-	-	-
Policy loans and loan repayments	(83,350)	(11,538)	60,854	(2,681)	-	-
Other	(4,339)	906	(2,167)	1,109	519	(52)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(787,356)	(24,873)	782,936	500,295	516,409	6,896
NET INCREASE (DECREASE) IN NET ASSETS	755,764	(4,315,984)	893,770	364,930	551,828	7,237
NET ASSETS
Beginning of Year or Period	12,588,974	16,904,958	781,961	417,031	7,237	-
End of Year or Period	$13,344,738	$12,588,974	$1,675,731	$781,961	$559,065	$7,237

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Western Asset Variable		Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II		Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,758	$47,150	$1,274,340	$974,570	$-	$-
Realized gain (loss) on investments	(53,379)	(12,448)	(118,077)	(159,762)	(1,657,473)	(1,700,478)
Change in net unrealized appreciation (depreciation) on investments	84,927	(137,815)	358,061	(3,837,700)	2,673,436	(6,444,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,306	(103,113)	1,514,324	(3,022,892)	1,015,963	(8,144,728)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	38,202	38,894	2,140,242	2,071,437	(953)	-
Transfers between variable and fixed accounts, net	(67,242)	39,141	2,703,027	1,037,206	(596,614)	(1,318,060)
Policy maintenance charges	(40,065)	(39,643)	(1,695,264)	(1,487,918)	(412,329)	(516,428)
Policy benefits and terminations	744	(208)	(335,370)	(2,440,066)	(366,850)	(206,943)
Policy loans and loan repayments	(50,405)	706	(92,601)	(248,471)	(53,992)	(155,457)
Other	(10)	-	2,102	406	(2,461)	(4,996)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(118,776)	38,890	2,722,136	(1,067,406)	(1,433,199)	(2,201,884)
NET INCREASE (DECREASE) IN NET ASSETS	(53,470)	(64,223)	4,236,460	(4,090,298)	(417,236)	(10,346,612)
NET ASSETS
Beginning of Year	731,994	796,217	21,128,277	25,218,575	13,191,514	23,538,126
End of Year	$678,524	$731,994	$25,364,737	$21,128,277	$12,774,278	$13,191,514

	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38,391	$69,594	$3,600,979	$2,052,298	$333,008	$-
Realized gain (loss) on investments	108,546	867,701	(1,546,300)	(718,583)	3,825,253	4,898,250
Change in net unrealized appreciation (depreciation) on investments	754,667	(1,792,189)	2,959,972	(11,321,122)	11,271,063	(19,204,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	901,604	(854,894)	5,014,651	(9,987,407)	15,429,324	(14,306,662)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	246,728	246,984	6,157,056	5,674,494	2,554,542	2,139,709
Transfers between variable and fixed accounts, net	(132,472)	(96,266)	1,315,848	19,438,658	2,608,291	573,971
Policy maintenance charges	(251,356)	(266,506)	(4,096,885)	(3,884,513)	(2,286,670)	(2,085,601)
Policy benefits and terminations	(74,734)	(31,737)	(2,642,972)	(1,126,689)	(482,051)	(593,859)
Policy loans and loan repayments	(41,748)	(3,513)	(9,655)	(372,957)	(503,921)	68,071
Other	(2,553)	311	(3,544)	(4,190)	2,439	3,262
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(256,135)	(150,727)	719,848	19,724,803	1,892,630	105,553
NET INCREASE (DECREASE) IN NET ASSETS	645,469	(1,005,621)	5,734,499	9,737,396	17,321,954	(14,201,109)
NET ASSETS
Beginning of Year	6,241,468	7,247,089	78,988,980	69,251,584	64,703,779	78,904,888
End of Year	$6,886,937	$6,241,468	$84,723,479	$78,988,980	$82,025,733	$64,703,779

See Notes to Financial Statements	SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	M International Equity		M Large Cap Growth		M Large Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,530,862	$2,046,221	$-	$-	$928,488	$845,759
Realized gain (loss) on investments	131,191	91,491	4,890,101	5,791,719	1,343,586	2,729,001
Change in net unrealized appreciation (depreciation) on investments	9,342,011	(14,154,442)	15,415,590	(27,305,200)	803,599	(4,232,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,004,064	(12,016,730)	20,305,691	(21,513,481)	3,075,673	(657,657)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,441,597	2,740,976	2,852,074	2,315,603	1,780,712	1,402,899
Transfers between variable and fixed accounts, net	4,107,413	(1,802,102)	2,164,317	1,572,218	(313,979)	1,025,167
Policy maintenance charges	(2,039,660)	(1,837,093)	(2,715,987)	(2,261,329)	(1,626,915)	(1,351,414)
Policy benefits and terminations	(899,422)	(995,925)	(1,101,090)	(946,459)	(625,181)	(678,659)
Policy loans and loan repayments	(639,827)	(63,212)	(2,328,464)	(205,281)	(309,619)	(91,002)
Other	8,820	8,752	16,031	6,608	(3,034)	10,248
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,978,921	(1,948,604)	(1,113,119)	481,360	(1,098,016)	317,239
NET INCREASE (DECREASE) IN NET ASSETS	15,982,985	(13,965,334)	19,192,572	(21,032,121)	1,977,657	(340,418)
NET ASSETS
Beginning of Year	73,430,733	87,396,067	63,830,638	84,862,759	41,227,881	41,568,299
End of Year	$89,413,718	$73,430,733	$83,023,210	$63,830,638	$43,205,538	$41,227,881

	MFS New Discovery Series -		MFS New Discovery Series -		MFS Total Return Series -
	Initial Class		Service Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$22,859	$16,327
Realized gain (loss) on investments	(267,252)	258,728	(4,583,213)	3,804,442	17,122	77,898
Change in net unrealized appreciation (depreciation) on investments	486,487	(686,008)	7,450,569	(13,406,799)	78,087	(174,557)
Net Increase (Decrease) in Net Assets Resulting from Operations	219,235	(427,280)	2,867,356	(9,602,357)	118,068	(80,332)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	540,191	393,023	1,346,750	1,481,872	249,322	158,521
Transfers between variable and fixed accounts, net	109,676	383,593	(257,913)	(3,308,492)	169,931	279,429
Policy maintenance charges	(316,923)	(270,880)	(907,246)	(960,033)	(165,526)	(137,149)
Policy benefits and terminations	(3,878)	(100)	(535,968)	(269,650)	(54,852)	-
Policy loans and loan repayments	(244)	854	(141,479)	(217,807)	(13,319)	2,869
Other	(177)	363	8,888	103	(1,093)	415
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	328,645	506,853	(486,968)	(3,274,007)	184,463	304,085
NET INCREASE (DECREASE) IN NET ASSETS	547,880	79,573	2,380,388	(12,876,364)	302,531	223,753
NET ASSETS
Beginning of Year	1,374,861	1,295,288	20,360,331	33,236,695	1,005,966	782,213
End of Year	$1,922,741	$1,374,861	$22,740,719	$20,360,331	$1,308,497	$1,005,966

See Notes to Financial Statements	SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS Utilities Series -		MFS Utilities Series -		MFS Value Series -
	Initial Class		Service Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,605	$1,689	$466,280	$353,034	$78,260	$43,408
Realized gain (loss) on investments	(1)	3,651	1,148,076	1,187,490	311,443	215,555
Change in net unrealized appreciation (depreciation) on investments	(4,626)	(6,065)	(1,962,916)	(1,479,197)	8,692	(358,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,022)	(725)	(348,560)	61,327	398,395	(99,861)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	46,191	23,057	681,179	619,615	861,003	719,804
Transfers between variable and fixed accounts, net	33,682	49,600	(1,727,691)	1,209,452	1,215,154	1,006,767
Policy maintenance charges	(36,026)	(23,123)	(628,884)	(523,189)	(473,769)	(351,762)
Policy benefits and terminations	(1,762)	-	(199,796)	(495,382)	(5,395)	(1,701)
Policy loans and loan repayments	(1,834)	-	(105,854)	(166,588)	(26,583)	(12,107)
Other	(97)	415	137	(11)	(1,962)	7,139
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	40,154	49,949	(1,980,909)	643,897	1,568,448	1,368,140
NET INCREASE (DECREASE) IN NET ASSETS	39,132	49,224	(2,329,469)	705,224	1,966,843	1,268,279
NET ASSETS
Beginning of Year	90,123	40,899	16,287,049	15,581,825	3,674,149	2,405,870
End of Year	$129,255	$90,123	$13,957,580	$16,287,049	$5,640,992	$3,674,149

	MFS Value Series -		MFS Government		MFS Research
	Service Class		Securities - Initial Class		International - Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$407,790	$342,613	$962	$59	$613	$-
Realized gain (loss) on investments	2,298,202	2,223,462	(67)	(4,878)	277	118
Change in net unrealized appreciation (depreciation) on investments	(551,350)	(4,713,916)	(109)	673	5,831	293
Net Increase (Decrease) in Net Assets Resulting from Operations	2,154,642	(2,147,841)	786	(4,146)	6,721	411
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,481,568	1,546,720	18,267	13,331	31,149	3,466
Transfers between variable and fixed accounts, net	329,770	(2,180,306)	-	4,896	6,998	34,110
Policy maintenance charges	(1,154,867)	(1,215,130)	(2,756)	(2,121)	(4,758)	(1,094)
Policy benefits and terminations	(404,191)	(1,629,390)	-	(625)	-	-
Policy loans and loan repayments	(100,010)	(161,389)	49,330	(47,482)	-	-
Other	(641)	10,968	-	24	-	420
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	151,629	(3,628,527)	64,841	(31,977)	33,389	36,902
NET INCREASE (DECREASE) IN NET ASSETS	2,306,271	(5,776,368)	65,627	(36,123)	40,110	37,313
NET ASSETS
Beginning of Year or Period	27,984,916	33,761,284	348	36,471	37,313	-
End of Year or Period	$30,291,187	$27,984,916	$65,975	$348	$77,423	$37,313

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS Blended Research		MFS Global		Neuberger Berman
	Small Cap Equity - Initial Class (1)		Real Estate - Initial Class (1)		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$260	$31	$262	$-	$6,536	$6,659
Realized gain (loss) on investments	1,104	(334)	1,747	10	(120,874)	136,122
Change in net unrealized appreciation (depreciation) on investments	4,903	(306)	1,769	(420)	584,608	(487,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,267	(609)	3,778	(410)	470,270	(344,482)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	16,510	5,231	17,412	1,651	244,638	127,625
Transfers between variable and fixed accounts, net	1,971	13,739	(1,791)	22,299	218,746	(267,102)
Policy maintenance charges	(1,832)	(1,111)	(3,498)	(570)	(123,772)	(93,498)
Policy benefits and terminations	-	-	-	-	(32,812)	(29,649)
Policy loans and loan repayments	12,177	(11,290)	-	-	12,333	3,133
Other	2	(128)	2	156	(261)	(369)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	28,828	6,441	12,125	23,536	318,872	(259,860)
NET INCREASE (DECREASE) IN NET ASSETS	35,095	5,832	15,903	23,126	789,142	(604,342)
NET ASSETS
Beginning of Year or Period	5,832	-	23,126	-	1,516,850	2,121,192
End of Year or Period	$40,927	$5,832	$39,029	$23,126	$2,305,992	$1,516,850

	PIMCO CommodityRealReturn		PIMCO Global Managed		PIMCO Global Managed
	Strategy - Institutional Class (1)		Asset Allocation - Advisor Class		Asset Allocation - Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,592	$-	$147,996	$122,533	$5,038	$3,074
Realized gain (loss) on investments	(413)	(2)	(541,359)	1,111,109	(39,436)	19,289
Change in net unrealized appreciation (depreciation) on investments	(3,046)	67	1,130,088	(2,603,451)	51,660	(49,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	(867)	65	736,725	(1,369,809)	17,262	(27,377)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	-	-	362,463	279,157	36,994	4,354
Transfers between variable and fixed accounts, net	11,983	7,754	80,473	(52,227)	(231)	47,007
Policy maintenance charges	(2,322)	(148)	(259,735)	(289,073)	(13,407)	(10,965)
Policy benefits and terminations	-	-	(192,515)	(71,205)	-	-
Policy loans and loan repayments	-	-	(15,157)	(402)	-	-
Other	-	(1)	(372)	68	-	(3)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,661	7,605	(24,843)	(133,682)	23,356	40,393
NET INCREASE (DECREASE) IN NET ASSETS	8,794	7,670	711,882	(1,503,491)	40,618	13,016
NET ASSETS
Beginning of Year or Period	7,670	-	6,024,403	7,527,894	140,165	127,149
End of Year or Period	$16,464	$7,670	$6,736,285	$6,024,403	$180,783	$140,165

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	PIMCO Income -		Royce		State Street
	Administrative Class		Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$602,488	$255,744	$-	$-	$51,361	$9,451
Realized gain (loss) on investments	(594,542)	(75,724)	(661,739)	857,742	138	(2,159)
Change in net unrealized appreciation (depreciation) on investments	732,832	(600,020)	1,259,599	(2,180,118)	287,396	(430,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	740,778	(420,000)	597,860	(1,322,376)	338,895	(423,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	564,940	417,658	205,796	201,042	199,975	215,143
Transfers between variable and fixed accounts, net	9,804,374	9,062,794	26,329	(2,155,331)	55,878	(478)
Policy maintenance charges	(646,258)	(423,171)	(117,571)	(131,640)	(129,418)	(131,164)
Policy benefits and terminations	(272,807)	(35,369)	(253,034)	(46,409)	(8,464)	(31,147)
Policy loans and loan repayments	(13,175,441)	(461,249)	(47,461)	(15,398)	2,580	(889)
Other	430	37	(1,428)	(117)	87	(128)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,724,762)	8,560,700	(187,369)	(2,147,853)	120,638	51,337
NET INCREASE (DECREASE) IN NET ASSETS	(2,983,984)	8,140,700	410,491	(3,470,229)	459,533	(372,241)
NET ASSETS
Beginning of Year	13,876,684	5,735,954	3,429,781	6,900,010	2,168,740	2,540,981
End of Year	$10,892,700	$13,876,654	$3,840,272	$3,429,781	$2,628,273	$2,168,740

	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Blue Chip Growth - I		Blue Chip Growth - II		Equity Income - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$107,138	$55,728
Realized gain (loss) on investments	(396,965)	167,525	7,056,140	13,759,366	299,971	278,673
Change in net unrealized appreciation (depreciation) on investments	4,279,579	(2,998,188)	49,673,328	(89,820,267)	114,249	(411,704)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,882,614	(2,830,663)	56,729,468	(76,060,901)	521,358	(77,303)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,718,982	1,904,063	6,311,260	7,034,860	739,016	466,479
Transfers between variable and fixed accounts, net	1,823,963	2,375,876	(1,587,425)	3,379,788	2,043,821	1,179,265
Policy maintenance charges	(1,537,687)	(1,173,452)	(5,201,248)	(5,114,878)	(594,647)	(365,570)
Policy benefits and terminations	(46,433)	(9,091)	(4,783,952)	(3,568,705)	(64,806)	(18,285)
Policy loans and loan repayments	(38,480)	(10,520)	(891,755)	(660,394)	(4,358)	49
Other	(698)	16,667	11,370	(6,970)	(5,220)	1,216
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,919,647	3,103,543	(6,141,750)	1,063,701	2,113,806	1,263,154
NET INCREASE (DECREASE) IN NET ASSETS	6,802,261	272,880	50,587,718	(74,997,200)	2,635,164	1,185,851
NET ASSETS
Beginning of Year	6,532,340	6,259,460	117,917,811	192,915,011	3,485,947	2,300,096
End of Year	$13,334,601	$6,532,340	$168,505,529	$117,917,811	$6,121,111	$3,485,947

See Notes to Financial Statements	SA-57

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	T. Rowe Price		VanEck VIP		Vanguard VIF
	Equity Income - II		Global Resources Initial Class		Global Bond Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,721,710	$1,563,655	$821,982	$526,893	$-
Realized gain (loss) on investments	3,609,245	4,991,207	953,336	1,460,436	504
Change in net unrealized appreciation (depreciation) on investments	3,010,217	(10,113,897)	(2,841,802)	459,946	13,665
Net Increase (Decrease) in Net Assets Resulting from Operations	8,341,172	(3,559,035)	(1,066,484)	2,447,275	14,169
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,710,107	4,034,920	1,479,295	1,194,081	28,272
Transfers between variable and fixed accounts, net	(1,718,869)	(21,134)	(1,260,394)	(2,453,428)	245,231
Policy maintenance charges	(3,136,286)	(3,357,906)	(1,114,451)	(1,132,121)	(12,139)
Policy benefits and terminations	(1,521,740)	(1,356,117)	(865,833)	(747,197)	-
Policy loans and loan repayments	(323,505)	(250,358)	102,676	(195,503)	-
Other	(16,046)	(7,375)	5,045	(4,756)	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,006,339)	(957,970)	(1,653,662)	(3,338,924)	261,362
NET INCREASE (DECREASE) IN NET ASSETS	5,334,833	(4,517,005)	(2,720,146)	(891,649)	275,531
NET ASSETS
Beginning of Year or Period	91,180,905	95,697,910	31,071,404	31,963,053	-
End of Year or Period	$96,515,738	$91,180,905	$28,351,258	$31,071,404	$275,531

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	High Yield Bond		Mid-Cap Index		Real Estate Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$140,769	$75,071	$265,905	$100,366	$117,776	$46,638
Realized gain (loss) on investments	(80,014)	(64,220)	141,196	832,152	(102,004)	85,842
Change in net unrealized appreciation (depreciation) on investments	404,312	(135,667)	3,502,660	(2,795,235)	733,153	(1,012,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,067	(124,816)	3,909,761	(1,862,717)	748,925	(879,843)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,003,761	581,572	6,308,202	3,022,225	1,431,101	1,000,401
Transfers between variable and fixed accounts, net	2,000,489	1,172,587	11,342,035	9,270,488	1,860,174	2,641,912
Policy maintenance charges	(580,744)	(342,576)	(4,051,799)	(2,342,152)	(918,774)	(669,125)
Policy benefits and terminations	(786)	(294)	(119,730)	(29,415)	(34,509)	(9,151)
Policy loans and loan repayments	(1,521)	(1,479)	34,938	(120,597)	(14,183)	(2,011)
Other	2,461	(893)	17,779	5,253	3,914	(593)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,423,660	1,408,917	13,531,425	9,805,802	2,327,723	2,961,433
NET INCREASE (DECREASE) IN NET ASSETS	2,888,727	1,284,101	17,441,186	7,943,085	3,076,648	2,081,590
NET ASSETS
Beginning of Year	2,575,713	1,291,612	15,860,941	7,917,856	4,166,142	2,084,552
End of Year	$5,464,440	$2,575,713	$33,302,127	$15,860,941	$7,242,790	$4,166,142

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022

	Vanguard VIF		Vanguard VIF
	Total Bond Market Index (1)		Total Stock Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,063	$-	$3,119	$-
Realized gain (loss) on investments	(13,087)	(583)	17,092	(10)
Change in net unrealized appreciation (depreciation) on investments	55,796	(9,020)	41,234	203
Net Increase (Decrease) in Net Assets Resulting from Operations	61,772	(9,603)	61,445	193
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	561,279	659,147	140,021	18,883
Transfers between variable and fixed accounts, net	569,990	-	272,012	11,957
Policy maintenance charges	(127,507)	(17,130)	(40,453)	(2,964)
Policy benefits and terminations	-	-	-	-
Policy loans and loan repayments	-	-	-	-
Other	240	805	1,055	(325)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,004,002	642,822	372,635	27,551
NET INCREASE (DECREASE) IN NET ASSETS	1,065,774	633,219	434,080	27,744
NET ASSETS
Beginning of Year or Period	633,219	-	27,744	-
End of Year or Period	$1,698,993	$633,219	$461,824	$27,744

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

     A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2023	$12.06	859,138	$10,358,536	0.00%	0.00%	7.98%
2022	11.17	434,293	4,849,317	0.00%	0.00%	(12.40)%
2021	12.75	441,405	5,626,563	0.00%	0.00%	(0.39)%
2020	12.80	499,894	6,397,271	0.00%	0.00%	9.58%
2019	11.68	416,898	4,868,941	0.00%	0.00%	10.92%
Core Income Class P
2023	$9.92	2,807	$27,851	0.00%	0.00%	8.19%
2022	9.17	16	146	0.00%	0.00%	(12.23)%
05/19/2021 - 12/31/2021	10.45	1,464	15,299	0.00%	0.00%	1.79%
Diversified Bond Class I
2023	$17.09	4,348,153	$74,295,943	0.00%	0.00%	3.60%
2022	16.49	4,210,060	69,435,523	0.00%	0.00%	(18.62)%
2021	20.27	5,029,050	101,920,749	0.00%	0.00%	(1.93)%
2020	20.66	4,751,437	98,187,388	0.00%	0.00%	10.35%
2019	18.73	4,750,329	88,954,434	0.00%	0.00%	13.00%
Diversified Bond Class P
2023	$9.35	659,653	$6,164,819	0.00%	0.00%	3.81%
2022	9.00	317,064	2,854,420	0.00%	0.00%	(18.46)%
2021	11.04	198,091	2,187,003	0.00%	0.00%	(1.73)%
01/23/2020 - 12/31/2020	11.23	40,143	451,002	0.00%	0.00%	9.31%
Floating Rate Income Class I
2023	$15.43	2,125,736	$32,793,289	0.00%	0.00%	13.66%
2022	13.57	2,413,477	32,758,473	0.00%	0.00%	(1.54)%
2021	13.79	2,776,498	38,276,449	0.00%	0.00%	4.62%
2020	13.18	2,103,143	27,712,971	0.00%	0.00%	4.71%
2019	12.58	2,626,548	33,054,004	0.00%	0.00%	8.11%
Floating Rate Income Class P
2023	$12.59	81,867	$1,030,811	0.00%	0.00%	13.76%
2022	11.07	53,846	595,962	0.00%	0.00%	(1.35)%
2021	11.22	16,750	187,926	0.00%	0.00%	4.83%
01/29/2020 - 12/31/2020	10.70	564	6,039	0.00%	0.00%	4.70%
High Yield Bond Class I
2023	$93.61	887,306	$83,060,165	0.00%	0.00%	12.22%
2022	83.42	853,642	71,206,687	0.00%	0.00%	(10.35)%
2021	93.04	934,610	86,958,544	0.00%	0.00%	5.42%
2020	88.26	880,521	77,713,482	0.00%	0.00%	5.74%
2019	83.46	924,934	77,198,296	0.00%	0.00%	13.98%
High Yield Bond Class P
2023	$11.68	112,518	$1,314,277	0.00%	0.00%	12.45%
2022	10.39	46,802	486,168	0.00%	0.00%	(10.17)%
2021	11.56	31,300	361,943	0.00%	0.00%	5.63%
2020	10.95	4,861	53,219	0.00%	0.00%	5.96%
12/20/2019 - 12/31/2019	10.33	8	85	0.00%	0.00%	0.09%
Inflation Managed Class I
2023	$69.66	1,083,563	$75,484,843	0.00%	0.00%	3.67%
2022	67.20	983,506	66,089,815	0.00%	0.00%	(11.87)%
2021	76.25	1,037,110	79,080,898	0.00%	0.00%	5.69%
2020	72.15	985,790	71,121,228	0.00%	0.00%	11.42%
2019	64.75	1,078,327	69,823,639	0.00%	0.00%	8.64%
Inflation Managed Class P
2023	$10.88	168,959	$1,838,538	0.00%	0.00%	3.88%
2022	10.48	84,298	883,059	0.00%	0.00%	(11.70)%
2021	11.86	21,485	254,875	0.00%	0.00%	5.90%
02/03/2020 - 12/31/2020	11.20	3,493	39,125	0.00%	0.00%	9.62%
Intermediate Bond Class P
2023	$10.14	192,026	$1,947,377	0.00%	0.00%	5.95%
08/04/2022 - 12/31/2022	9.57	24,534	234,836	0.00%	0.00%	(5.11)%

See Notes to Financial Statements	SA-60	See explanation of references on page SA-77

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Managed Bond Class I
2023	$73.81	3,476,149	$256,568,406	0.00%	0.00%	6.55%
2022	69.27	3,623,777	251,020,700	0.00%	0.00%	(14.02)%
2021	80.57	3,795,129	305,762,827	0.00%	0.00%	(1.13)%
2020	81.49	3,672,883	299,302,631	0.00%	0.00%	8.34%
2019	75.22	3,396,868	255,502,200	0.00%	0.00%	8.49%
Managed Bond Class P
2023	$9.87	447,120	$4,414,624	0.00%	0.00%	6.76%
2022	9.25	241,047	2,229,188	0.00%	0.00%	(13.85)%
2021	10.73	81,611	876,059	0.00%	0.00%	(0.93)%
2020	10.84	14,222	154,108	0.00%	0.00%	8.56%
12/20/2019 - 12/31/2019	9.98	23	234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2023	$14.27	6,133,357	$87,520,454	0.00%	0.00%	4.87%
2022	13.61	5,521,198	75,123,147	0.00%	0.00%	(4.58)%
2021	14.26	6,924,820	98,740,450	0.00%	0.00%	(0.45)%
2020	14.32	7,577,343	108,534,436	0.00%	0.00%	3.73%
2019	13.81	6,308,357	87,104,910	0.00%	0.00%	4.22%
Short Duration Bond Class P
2023	$10.49	437,731	$4,590,946	0.00%	0.00%	5.08%
2022	9.98	238,475	2,380,112	0.00%	0.00%	(4.39)%
2021	10.44	99,958	1,043,397	0.00%	0.00%	(0.25)%
01/17/2020 - 12/31/2020	10.46	26,431	276,594	0.00%	0.00%	3.73%
Emerging Markets Debt Class I
2023	$12.69	448,848	$5,696,939	0.00%	0.00%	12.35%
2022	11.30	451,033	5,095,350	0.00%	0.00%	(9.27)%
2021	12.45	484,728	6,035,370	0.00%	0.00%	(6.12)%
2020	13.26	444,906	5,900,885	0.00%	0.00%	1.75%
2019	13.03	820,079	10,689,519	0.00%	0.00%	9.52%
Emerging Markets Debt Class P
2023	$10.08	14,049	$141,632	0.00%	0.00%	12.57%
2022	8.96	9,516	85,224	0.00%	0.00%	(9.08)%
2021	9.85	5,829	57,418	0.00%	0.00%	(5.94)%
03/09/2020 - 12/31/2020	10.47	998	10,455	0.00%	0.00%	10.19%
Dividend Growth Class I
2023	$57.56	1,893,598	$108,999,448	0.00%	0.00%	13.32%
2022	50.80	2,028,217	103,027,119	0.00%	0.00%	(10.49)%
2021	56.75	2,104,046	119,406,051	0.00%	0.00%	25.80%
2020	45.11	2,130,471	96,110,636	0.00%	0.00%	13.44%
2019	39.77	2,207,768	87,800,331	0.00%	0.00%	30.64%
Dividend Growth Class P
2023	$16.16	237,555	$3,837,818	0.00%	0.00%	13.54%
2022	14.23	108,415	1,542,558	0.00%	0.00%	(10.31)%
2021	15.86	47,084	746,951	0.00%	0.00%	26.05%
01/17/2020 - 12/31/2020	12.59	15,799	198,834	0.00%	0.00%	10.47%
Equity Index Class I
2023	$243.54	4,742,868	$1,155,074,118	0.00%	0.00%	25.93%
2022	193.39	4,769,399	922,333,787	0.00%	0.00%	(18.31)%
2021	236.73	4,938,614	1,169,119,245	0.00%	0.00%	28.37%
2020	184.41	5,094,685	939,526,761	0.00%	0.00%	18.11%
2019	156.14	5,233,653	817,172,061	0.00%	0.00%	31.10%
Equity Index Class P
2023	$17.96	10,938,798	$196,450,596	0.00%	0.00%	26.19%
2022	14.23	6,073,436	86,438,308	0.00%	0.00%	(18.15)%
2021	17.39	1,879,469	32,678,816	0.00%	0.00%	28.63%
2020	13.52	207,723	2,807,925	0.00%	0.00%	18.35%
12/05/2019 - 12/31/2019	11.42	171	1,955	0.00%	0.00%	3.74%

See Notes to Financial Statements	SA-61	See explanation of references on page SA-77

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Focused Growth Class I
2023	$69.83	624,081	$43,579,968	0.00%	0.00%	37.96%
2022	50.62	669,958	33,910,279	0.00%	0.00%	(33.80)%
2021	76.46	686,421	52,481,031	0.00%	0.00%	19.79%
2020	63.83	734,685	46,892,974	0.00%	0.00%	38.29%
2019	46.15	882,612	40,736,219	0.00%	0.00%	35.46%
Growth Class I
2023	$227.82	1,372,312	$312,633,691	0.00%	0.00%	35.55%
2022	168.07	1,469,956	247,060,813	0.00%	0.00%	(31.21)%
2021	244.34	1,653,122	403,918,474	0.00%	0.00%	23.42%
2020	197.97	1,628,439	322,375,433	0.00%	0.00%	31.56%
2019	150.48	1,916,770	288,429,171	0.00%	0.00%	38.13%
Growth Class P
2023	$16.88	381,864	$6,445,560	0.00%	0.00%	35.82%
2022	12.43	241,756	3,004,549	0.00%	0.00%	(31.07)%
2021	18.03	125,252	2,258,423	0.00%	0.00%	23.67%
01/15/2020 - 12/31/2020	14.58	49,360	719,664	0.00%	0.00%	27.07%
Hedged Equity Class P
2023	$11.29	394,371	$4,453,238	0.00%	0.00%	15.92%
2022	9.74	206,747	2,013,996	0.00%	0.00%	(7.76)%
06/02/2021 - 12/31/2021	10.56	38,917	411,007	0.00%	0.00%	4.86%
Large-Cap Core Class I
2023	$211.08	1,120,006	$236,408,044	0.00%	0.00%	27.06%
2022	166.12	1,209,833	200,983,427	0.00%	0.00%	(20.61)%
2021	209.26	1,279,073	267,663,874	0.00%	0.00%	27.76%
2020	163.79	1,363,467	223,326,153	0.00%	0.00%	13.94%
2019	143.76	1,519,570	218,453,104	0.00%	0.00%	32.13%
Large-Cap Core Class P
2023	$16.44	113,652	$1,868,674	0.00%	0.00%	27.31%
2022	12.91	63,783	823,738	0.00%	0.00%	(20.46)%
2021	16.24	47,433	770,118	0.00%	0.00%	28.02%
01/27/2020 - 12/31/2020	12.68	7,287	92,415	0.00%	0.00%	13.62%
Large-Cap Growth Class I
2023	$37.11	2,385,505	$88,537,878	0.00%	0.00%	45.12%
2022	25.58	2,282,241	58,370,883	0.00%	0.00%	(37.90)%
2021	41.18	2,312,587	95,243,846	0.00%	0.00%	20.27%
2020	34.24	2,738,015	93,758,985	0.00%	0.00%	38.35%
2019	24.75	2,812,419	69,613,091	0.00%	0.00%	32.34%
Large-Cap Growth Class P
2023	$13.65	78,180	$1,066,844	0.00%	0.00%	45.41%
07/22/2022 - 12/31/2022	9.38	15,818	148,449	0.00%	0.00%	(12.15)%
Large-Cap Value Class I
2023	$56.88	2,873,762	$163,460,471	0.00%	0.00%	14.91%
2022	49.50	3,016,157	149,297,080	0.00%	0.00%	(6.63)%
2021	53.01	3,217,307	170,562,720	0.00%	0.00%	26.12%
2020	42.04	3,261,543	137,101,538	0.00%	0.00%	5.87%
2019	39.70	3,301,612	131,089,688	0.00%	0.00%	28.46%
Large-Cap Value Class P
2023	$16.27	208,457	$3,391,949	0.00%	0.00%	15.14%
2022	14.13	156,229	2,207,814	0.00%	0.00%	(6.44)%
2021	15.11	129,350	1,953,860	0.00%	0.00%	26.37%
2020	11.95	12,188	145,690	0.00%	0.00%	6.08%
12/20/2019 - 12/31/2019	11.27	25	277	0.00%	0.00%	0.33%
Mid-Cap Equity Class I
2023	$86.77	1,713,717	$148,700,575	0.00%	0.00%	15.35%
2022	75.23	1,735,544	130,557,378	0.00%	0.00%	(17.26)%
2021	90.91	1,818,299	165,308,873	0.00%	0.00%	16.40%
2020	78.10	2,047,589	159,926,831	0.00%	0.00%	27.51%
2019	61.25	2,160,175	132,314,856	0.00%	0.00%	20.84%

See Notes to Financial Statements	SA-62	See explanation of references on page SA-77

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Growth Class I
2023	$42.39	1,999,781	$84,764,522	0.00%	0.00%	19.62%
2022	35.43	1,999,378	70,847,677	0.00%	0.00%	(30.72)%
2021	51.15	2,602,565	133,123,347	0.00%	0.00%	16.67%
2020	43.84	2,288,591	100,338,327	0.00%	0.00%	50.14%
2019	29.20	2,846,759	83,131,496	0.00%	0.00%	38.45%
Mid-Cap Growth Class P
2023	$16.24	76,731	$1,246,341	0.00%	0.00%	19.86%
2022	13.55	49,595	672,103	0.00%	0.00%	(30.59)%
2021	19.52	29,650	578,860	0.00%	0.00%	16.90%
01/21/2020 - 12/31/2020	16.70	7,357	122,860	0.00%	0.00%	44.86%
Mid-Cap Value Class I
2023	$57.78	386,436	$22,329,524	0.00%	0.00%	16.39%
2022	49.65	380,243	18,877,903	0.00%	0.00%	(7.26)%
2021	53.54	378,591	20,268,304	0.00%	0.00%	27.03%
2020	42.14	376,647	15,873,340	0.00%	0.00%	5.52%
2019	39.94	351,564	14,041,545	0.00%	0.00%	29.94%
Mid-Cap Value Class P
2023	$16.40	43,085	$706,447	0.00%	0.00%	16.62%
2022	14.06	23,975	337,077	0.00%	0.00%	(7.08)%
2021	15.13	8,467	128,117	0.00%	0.00%	27.29%
2020	11.89	3,800	45,172	0.00%	0.00%	5.73%
12/05/2019 - 12/31/2019	11.24	23	253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2023	$47.93	648,870	$31,098,961	0.00%	0.00%	12.97%
2022	42.43	611,206	25,930,826	0.00%	0.00%	(12.92)%
2021	48.72	691,738	33,701,180	0.00%	0.00%	26.46%
2020	38.53	711,468	27,410,364	0.00%	0.00%	5.42%
2019	36.55	691,300	25,264,681	0.00%	0.00%	23.96%
Small-Cap Equity Class P
2023	$15.52	50,512	$783,956	0.00%	0.00%	13.20%
2022	13.71	44,755	613,637	0.00%	0.00%	(12.74)%
2021	15.71	37,212	584,730	0.00%	0.00%	26.71%
01/29/2020 - 12/31/2020	12.40	12,845	159,298	0.00%	0.00%	8.71%
Small-Cap Growth Class I
2023	$46.31	499,467	$23,132,422	0.00%	0.00%	14.20%
2022	40.56	543,845	22,056,138	0.00%	0.00%	(29.92)%
2021	57.87	583,726	33,781,633	0.00%	0.00%	1.69%
2020	56.91	614,710	34,983,226	0.00%	0.00%	55.58%
2019	36.58	673,172	24,624,848	0.00%	0.00%	31.90%
Small-Cap Index Class I
2023	$57.49	4,230,079	$243,169,054	0.00%	0.00%	16.20%
2022	49.47	4,325,265	213,975,691	0.00%	0.00%	(20.86)%
2021	62.51	4,472,064	279,564,935	0.00%	0.00%	14.24%
2020	54.72	4,716,091	258,077,471	0.00%	0.00%	19.16%
2019	45.93	5,121,812	235,221,748	0.00%	0.00%	24.80%
Small-Cap Index Class P
2023	$14.49	1,779,220	$25,780,714	0.00%	0.00%	16.43%
2022	12.44	952,767	11,857,027	0.00%	0.00%	(20.70)%
2021	15.69	412,353	6,471,588	0.00%	0.00%	14.47%
2020	13.71	43,361	594,521	0.00%	0.00%	19.39%
12/05/2019 - 12/31/2019	11.48	22	254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2023	$69.96	1,024,687	$71,691,671	0.00%	0.00%	7.53%
2022	65.07	1,066,375	69,385,448	0.00%	0.00%	(16.81)%
2021	78.21	1,214,998	95,030,403	0.00%	0.00%	35.61%
2020	57.68	1,222,962	70,537,176	0.00%	0.00%	3.44%
2019	55.76	1,220,268	68,043,066	0.00%	0.00%	22.58%

See Notes to Financial Statements	SA-63	See explanation of references on page SA-77

 PACIFIC SELECT EXEC SEPARATE ACCOUNT

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Value Class P
2023	$14.66	74,326	$1,089,551	0.00%	0.00%	7.74%
2022	13.61	40,894	556,397	0.00%	0.00%	(16.64)%
2021	16.32	23,566	384,652	0.00%	0.00%	35.88%
2020	12.01	8,934	107,321	0.00%	0.00%	3.64%
12/31/2019 - 12/31/2019	11.59	110	1,275	0.00%	0.00%	(0.39)%
Value Class I
2023	$33.29	1,951,447	$64,969,945	0.00%	0.00%	3.77%
2022	32.08	1,994,777	64,000,318	0.00%	0.00%	(0.53)%
2021	32.26	2,176,582	70,208,845	0.00%	0.00%	21.64%
2020	26.52	2,224,404	58,984,616	0.00%	0.00%	(6.94)%
2019	28.49	2,220,468	63,269,136	0.00%	0.00%	24.72%
Value Class P
2023	$13.71	30,130	$413,062	0.00%	0.00%	3.98%
2022	13.19	17,520	231,000	0.00%	0.00%	(0.34)%
2021	13.23	10,827	143,239	0.00%	0.00%	21.89%
01/21/2020 - 12/31/2020	10.85	5,457	59,227	0.00%	0.00%	(6.79)%
Value Advantage Class I
2023	$25.67	407,226	$10,453,172	0.00%	0.00%	9.60%
2022	23.42	561,871	13,159,067	0.00%	0.00%	(4.07)%
2021	24.41	582,422	14,218,676	0.00%	0.00%	28.52%
2020	18.99	338,926	6,437,851	0.00%	0.00%	(2.78)%
2019	19.54	287,948	5,625,687	0.00%	0.00%	26.96%
Value Advantage Class P
2023	$15.25	102,273	$1,559,950	0.00%	0.00%	9.82%
2022	13.89	87,606	1,216,730	0.00%	0.00%	(3.87)%
2021	14.45	27,484	397,099	0.00%	0.00%	28.78%
01/17/2020 - 12/31/2020	11.22	17,208	193,058	0.00%	0.00%	(3.30)%
Emerging Markets Class I
2023	$49.47	2,915,227	$144,225,680	0.00%	0.00%	8.95%
2022	45.41	2,942,304	133,605,498	0.00%	0.00%	(25.27)%
2021	60.77	2,904,791	176,510,894	0.00%	0.00%	(8.28)%
2020	66.25	2,828,376	187,390,846	0.00%	0.00%	17.33%
2019	56.47	3,072,067	173,475,670	0.00%	0.00%	25.60%
Emerging Markets Class P
2023	$10.36	409,498	$4,240,923	0.00%	0.00%	9.17%
2022	9.49	199,368	1,891,307	0.00%	0.00%	(25.12)%
2021	12.67	107,021	1,355,891	0.00%	0.00%	(8.10)%
2020	13.79	19,963	275,214	0.00%	0.00%	17.56%
12/20/2019 - 12/31/2019	11.73	289	3,394	0.00%	0.00%	0.18%
International Growth Class P
2023	$11.19	31,647	$354,181	0.00%	0.00%	14.16%
11/02/2022 - 12/31/2022	9.80	899	8,813	0.00%	0.00%	9.25%
International Large-Cap Class I
2023	$27.66	9,020,775	$249,556,714	0.00%	0.00%	18.65%
2022	23.32	9,083,211	211,784,324	0.00%	0.00%	(15.19)%
2021	27.49	9,291,527	255,456,240	0.00%	0.00%	14.78%
2020	23.95	9,954,397	238,444,383	0.00%	0.00%	10.74%
2019	21.63	9,991,096	216,113,684	0.00%	0.00%	28.03%
International Large-Cap Class P
2023	$14.57	335,229	$4,884,131	0.00%	0.00%	18.89%
2022	12.25	153,853	1,885,439	0.00%	0.00%	(15.02)%
2021	14.42	80,570	1,161,946	0.00%	0.00%	15.01%
2020	12.54	17,794	223,134	0.00%	0.00%	10.96%
12/20/2019 - 12/31/2019	11.30	729	8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2022	$19.54	2,015,162	$39,377,685	0.00%	0.00%	17.23%
2022	16.67	2,043,904	34,069,180	0.00%	0.00%	(17.09)%
2021	20.10	2,111,329	42,446,066	0.00%	0.00%	13.87%
2020	17.65	2,233,322	39,429,037	0.00%	0.00%	8.42%
2019	16.28	2,709,524	44,120,555	0.00%	0.00%	20.07%

See Notes to Financial Statements	SA-64	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Small-Cap Class P
2023	$13.90	83,155	$1,155,762	0.00%	0.00%	17.46%
2022	11.83	63,960	756,801	0.00%	0.00%	(16.92)%
2021	14.24	28,981	412,755	0.00%	0.00%	14.10%
2020	12.48	5,893	73,560	0.00%	0.00%	8.64%
12/20/2019 - 12/31/2019	11.49	229	2,636	0.00%	0.00%	0.92%
International Value Class I
2023	$42.70	3,522,357	$150,403,413	0.00%	0.00%	20.20%
2022	35.52	3,793,170	134,742,811	0.00%	0.00%	(1.26)%
2021	35.98	4,019,454	144,609,000	0.00%	0.00%	20.36%
2020	29.89	4,162,321	124,416,910	0.00%	0.00%	(7.17)%
2019	32.20	4,156,543	133,840,159	0.00%	0.00%	16.60%
Health Sciences Class I
2023	$106.44	809,629	$86,173,648	0.00%	0.00%	3.42%
2022	102.91	880,344	90,600,348	0.00%	0.00%	(5.80)%
2021	109.26	918,119	100,310,172	0.00%	0.00%	12.38%
2020	97.22	927,859	90,203,729	0.00%	0.00%	18.79%
2019	81.84	969,508	79,347,224	0.00%	0.00%	25.77%
Health Sciences Class P
2023	$15.09	133,078	$2,007,817	0.00%	0.00%	3.63%
2022	14.56	123,224	1,794,045	0.00%	0.00%	(5.61)%
2021	15.43	92,055	1,419,967	0.00%	0.00%	12.61%
03/11/2020 - 12/31/2020	13.70	35,114	480,989	0.00%	0.00%	30.88%
Real Estate Class I
2023	$96.49	937,930	$90,497,682	0.00%	0.00%	13.01%
2022	85.38	951,629	81,247,460	0.00%	0.00%	(25.64)%
2021	114.82	1,004,376	115,318,671	0.00%	0.00%	40.32%
2020	81.82	1,019,829	83,446,833	0.00%	0.00%	(3.28)%
2019	84.60	1,097,955	92,882,541	0.00%	0.00%	31.28%
Real Estate Class P
2023	$12.02	6,784	$81,529	0.00%	0.00%	13.24%
2022	10.61	4,489	47,644	0.00%	0.00%	(25.49)%
2021	14.24	2,857	40,698	0.00%	0.00%	40.60%
03/04/2020 - 12/31/2020	10.13	2,133	21,610	0.00%	0.00%	(4.71)%
Technology Class I
2023	$28.50	1,688,057	$48,109,684	0.00%	0.00%	53.68%
2022	18.55	1,765,977	32,750,895	0.00%	0.00%	(36.06)%
2021	29.00	1,787,109	51,834,613	0.00%	0.00%	13.86%
2020	25.47	2,088,789	53,209,091	0.00%	0.00%	47.24%
2019	17.30	1,784,422	30,872,221	0.00%	0.00%	36.32%
Technology Class P
2023	$18.42	124,702	$2,296,424	0.00%	0.00%	53.98%
2022	11.96	93,298	1,115,773	0.00%	0.00%	(35.93)%
2021	18.67	64,662	1,207,001	0.00%	0.00%	14.09%
2020	16.36	27,415	448,532	0.00%	0.00%	47.54%
12/31/2019 - 12/31/2019	11.09	230	2,551	0.00%	0.00%	1.83%
ESG Diversified Class P
2023	$10.37	14,240	$147,604	0.00%	0.00%	16.01%
2022	8.93	2,638	23,566	0.00%	0.00%	(16.43)%
10/04/2021 - 12/31/2021	10.69	608	6,504	0.00%	0.00%	5.21%
ESG Diversified Growth Class P
2023	$11.09	114,290	$1,266,968	0.00%	0.00%	17.90%
06/01/2022 - 12/31/2022	9.40	44,839	421,615	0.00%	0.00%	(4.98)%
PSF Avantis Balanced Allocation Class D
2023	$16.33	715,343	$11,678,161	0.00%	0.00%	13.83%
2022	14.34	752,956	10,798,693	0.00%	0.00%	(14.99)%
2021	16.87	687,015	11,590,659	0.00%	0.00%	12.50%
2020	15.00	704,036	10,558,160	0.00%	0.00%	12.11%
2019	13.38	678,497	9,076,243	0.00%	0.00%	19.75%

See Notes to Financial Statements	SA-65	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PSF Avantis Balanced Allocation Class P
2023	$12.77	76,244	$973,693	0.00%	0.00%	14.12%
2022	11.19	67,709	757,738	0.00%	0.00%	(14.78)%
2021	13.13	20,533	269,636	0.00%	0.00%	12.78%
03/09/2020 - 12/31/2020	11.64	6,281	73,136	0.00%	0.00%	23.74%
Pacific Dynamix - Conservative Growth Class I
2023	$24.12	675,329	$16,291,500	0.00%	0.00%	11.68%
2022	21.60	714,793	15,439,824	0.00%	0.00%	(14.38)%
2021	25.23	680,836	17,175,295	0.00%	0.00%	6.44%
2020	23.70	648,379	15,366,499	0.00%	0.00%	12.21%
2019	21.12	579,729	12,244,024	0.00%	0.00%	15.47%
Pacific Dynamix - Conservative Growth Class P
2023	$11.83	697,023	$8,243,504	0.00%	0.00%	11.91%
2022	10.57	437,347	4,622,088	0.00%	0.00%	(14.20)%
2021	12.32	237,267	2,922,672	0.00%	0.00%	6.66%
01/27/2020 - 12/31/2020	11.55	43,308	500,162	0.00%	0.00%	11.97%
Pacific Dynamix - Moderate Growth Class I
2023	$30.50	2,364,646	$72,123,443	0.00%	0.00%	15.04%
2022	26.51	2,413,963	64,000,738	0.00%	0.00%	(15.69)%
2021	31.45	2,493,186	78,405,962	0.00%	0.00%	10.62%
2020	28.43	2,463,729	70,042,996	0.00%	0.00%	14.58%
2019	24.81	2,619,824	65,004,271	0.00%	0.00%	18.94%
Pacific Dynamix - Moderate Growth Class P
2023	$12.87	4,147,496	$53,394,133	0.00%	0.00%	15.27%
2022	11.17	3,171,323	35,418,002	0.00%	0.00%	(15.52)%
2021	13.22	1,656,196	21,896,050	0.00%	0.00%	10.85%
2020	11.93	88,015	1,049,750	0.00%	0.00%	14.81%
12/23/2019 - 12/31/2019	10.39	4,556	47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2023	$37.44	3,342,062	$125,134,057	0.00%	0.00%	16.98%
2022	32.01	3,403,642	108,939,579	0.00%	0.00%	(16.69)%
2021	38.42	3,148,866	120,972,311	0.00%	0.00%	14.33%
2020	33.60	3,087,728	103,751,133	0.00%	0.00%	15.79%
2019	29.02	2,924,588	84,870,166	0.00%	0.00%	22.94%
Pacific Dynamix - Growth Class P
2023	$13.66	3,326,491	$45,440,324	0.00%	0.00%	17.22%
2022	11.65	2,194,922	25,579,193	0.00%	0.00%	(16.52)%
2021	13.96	1,244,853	17,378,260	0.00%	0.00%	14.57%
01/08/2020 - 12/31/2020	12.18	245,207	2,987,787	0.00%	0.00%	15.56%
Portfolio Optimization Conservative Class I
2023	$14.94	874,457	$13,065,436	0.00%	0.00%	9.22%
2022	13.68	976,146	13,353,207	0.00%	0.00%	(13.67)%
2021	15.85	1,003,548	15,901,250	0.00%	0.00%	2.20%
2020	15.50	1,124,746	17,437,289	0.00%	0.00%	7.88%
2019	14.37	1,144,298	16,443,939	0.00%	0.00%	12.20%
Portfolio Optimization Conservative Class P
2023	$10.63	1,637	$17,394	0.00%	0.00%	9.44%
2022	9.71	5,788	56,205	0.00%	0.00%	(13.49)%
2021	11.23	4,955	55,625	0.00%	0.00%	2.41%
03/09/2020 - 12/31/2020	10.96	607	6,657	0.00%	0.00%	10.30%
Portfolio Optimization Moderate-Conservative Class I
2023	$17.33	2,740,547	$47,484,683	0.00%	0.00%	11.06%
2022	15.60	2,860,354	44,625,880	0.00%	0.00%	(14.90)%
2021	18.33	3,016,948	55,311,976	0.00%	0.00%	6.28%
2020	17.25	3,138,211	54,135,722	0.00%	0.00%	9.97%
2019	15.69	3,430,829	53,817,810	0.00%	0.00%	15.28%
Portfolio Optimization Moderate-Conservative Class P
2023	$11.41	16,576	$189,168	0.00%	0.00%	11.28%
2022	10.26	2,574	26,392	0.00%	0.00%	(14.73)%
2021	12.03	1,531	18,416	0.00%	0.00%	6.49%
03/09/2020 - 12/31/2020	11.29	1,426	16,100	0.00%	0.00%	16.74%

See Notes to Financial Statements	SA-66	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Moderate Class I
2023	$19.80	11,298,893	$223,773,175	0.00%	0.00%	13.88%
2022	17.39	12,152,414	211,350,844	0.00%	0.00%	(15.72)%
2021	20.63	12,905,053	266,291,183	0.00%	0.00%	9.18%
2020	18.90	13,311,873	251,587,848	0.00%	0.00%	11.83%
2019	16.90	14,309,533	241,840,587	0.00%	0.00%	18.46%
Portfolio Optimization Moderate Class P
2023	$12.20	68,383	$834,184	0.00%	0.00%	14.10%
2022	10.69	50,812	543,228	0.00%	0.00%	(15.55)%
2021	12.66	36,520	462,303	0.00%	0.00%	9.40%
01/09/2020 - 12/31/2020	11.57	22,515	260,533	0.00%	0.00%	11.30%
Portfolio Optimization Growth Class I
2023	$22.00	16,797,425	$369,511,003	0.00%	0.00%	14.45%
2022	19.22	17,640,667	339,073,811	0.00%	0.00%	(16.88)%
2021	23.12	18,304,643	423,271,149	0.00%	0.00%	13.12%
2020	20.44	18,690,684	382,080,784	0.00%	0.00%	12.72%
2019	18.13	19,347,325	350,862,318	0.00%	0.00%	21.65%
Portfolio Optimization Growth Class P
2023	$12.75	284,185	$3,624,722	0.00%	0.00%	14.68%
2022	11.12	216,724	2,410,499	0.00%	0.00%	(16.71)%
2021	13.35	156,026	2,083,549	0.00%	0.00%	13.34%
01/27/2020 - 12/31/2020	11.78	83,963	989,233	0.00%	0.00%	13.10%
Portfolio Optimization Aggressive-Growth Class I
2023	$23.29	7,952,729	$185,185,622	0.00%	0.00%	15.96%
2022	20.08	8,455,306	169,788,261	0.00%	0.00%	(17.51)%
2021	24.34	8,557,598	208,308,101	0.00%	0.00%	15.68%
2020	21.04	8,901,060	187,292,082	0.00%	0.00%	12.46%
2019	18.71	9,136,572	170,953,835	0.00%	0.00%	23.76%
Portfolio Optimization Aggressive-Growth Class P
2023	$13.18	185,002	$2,437,600	0.00%	0.00%	16.19%
2022	11.34	161,878	1,835,667	0.00%	0.00%	(17.34)%
2021	13.72	61,019	837,098	0.00%	0.00%	15.92%
02/26/2020 - 12/31/2020	11.83	29,566	349,916	0.00%	0.00%	17.52%
Invesco V.I. Discovery Mid Cap Growth Series I (4)
01/20/2023 - 12/31/2023	$14.08	164	$2,316	0.00%	0.00%	11.66%
Invesco V.I. EQV International Equity Series I
2023	$13.00	177,592	$2,308,779	0.23%	0.00%	18.15%
2022	11.00	128,343	1,412,265	2.40%	0.00%	(18.31)%
2021	13.47	57,770	778,126	1.87%	0.00%	5.89%
2020	12.72	19,790	251,734	4.42%	0.00%	14.00%
12/31/2019 - 12/31/2019	11.16	190	2,126	0.00%	0.00%	0.00%
Invesco V.I. EQV International Equity Series II
2023	$18.53	1,729,410	$32,047,402	0.00%	0.00%	17.87%
2022	15.72	1,672,964	26,302,221	1.43%	0.00%	(18.50)%
2021	19.29	1,818,385	35,079,645	1.05%	0.00%	5.61%
2020	18.27	1,879,345	34,331,022	2.17%	0.00%	13.74%
2019	16.06	1,978,911	31,782,959	1.29%	0.00%	28.24%
Invesco V.I. Global Series I
2023	$15.70	152,651	$2,396,556	0.25%	0.00%	34.73%
2022	11.65	118,679	1,382,878	0.00%	0.00%	(31.76)%
2021	17.08	73,692	1,258,402	0.00%	0.00%	15.49%
01/23/2020 - 12/31/2020	14.79	16,937	250,437	1.16%	0.00%	23.57%
Invesco V.I. Global Series II
2023	$25.37	582,436	$14,775,312	0.00%	0.00%	34.45%
2022	18.87	750,722	14,165,128	0.00%	0.00%	(31.94)%
2021	27.72	751,836	20,842,448	0.00%	0.00%	15.17%
2020	24.07	708,959	17,064,953	0.45%	0.00%	27.34%
2019	18.90	736,252	13,917,335	0.65%	0.00%	31.45%

See Notes to Financial Statements	SA-67	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. Main Street Small Cap Fund Series I
2023	$16.46	749,753	$12,344,488	1.52%	0.00%	18.13%
2022	13.94	418,275	5,829,894	0.61%	0.00%	(15.83)%
2021	16.56	362,576	6,004,284	0.41%	0.00%	22.55%
2020	13.51	239,949	3,242,332	0.75%	0.00%	19.93%
2019	11.27	79,010	890,220	0.21%	0.00%	26.47%
American Century Inflation Protection Class I
2023	$10.48	2,805	$29,402	3.85%	0.00%	3.60%
11/22/2022 - 12/31/2022	10.12	1,670	16,897	0.00%	0.00%	0.21%
American Century VP Mid Cap Value Class I
2023	$15.06	136,941	$2,062,695	2.36%	0.00%	6.13%
2022	14.19	88,547	1,256,669	2.33%	0.00%	(1.19)%
2021	14.36	49,027	704,195	1.44%	0.00%	23.20%
2020	11.66	14,722	171,630	2.20%	0.00%	1.21%
12/31/2019 - 12/31/2019	11.52	148	1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2023	$31.53	1,329,129	$41,909,060	2.17%	0.00%	6.03%
2022	29.74	1,331,319	39,592,203	2.10%	0.00%	(1.38)%
2021	30.16	1,379,498	41,601,148	1.02%	0.00%	23.02%
2020	24.51	1,473,310	36,117,545	1.69%	0.00%	1.11%
2019	24.25	1,432,391	34,728,746	1.91%	0.00%	28.99%
American Funds IS American High-Income Trust Class 2
2023	$12.33	131,641	$1,622,483	8.04%	0.00%	12.45%
2022	10.96	78,552	860,941	9.35%	0.00%	(9.26)%
2021	12.08	46,952	567,145	7.96%	0.00%	8.42%
01/29/2020 - 12/31/2020	11.14	8,461	94,272	15.95%	0.00%	7.50%
American Funds IS Asset Allocation Class 2
2023	$13.97	1,969,867	$27,519,934	2.58%	0.00%	14.27%
2022	12.23	1,303,203	15,932,867	2.33%	0.00%	(13.40)%
2021	14.12	589,241	8,319,135	1.87%	0.00%	15.10%
2020	12.27	260,888	3,200,086	2.78%	0.00%	12.46%
12/27/2019 - 12/31/2019	10.91	1,674	18,254	0.00%	0.00%	(0.34)%
American Funds IS Asset Allocation Class 4
2023	$41.12	2,486,647	$102,257,160	2.07%	0.00%	14.02%
2022	36.06	2,360,923	85,146,160	1.65%	0.00%	(13.66)%
2021	41.77	2,503,361	104,569,774	1.38%	0.00%	14.84%
2020	36.37	2,408,347	87,599,605	1.50%	0.00%	12.16%
2019	32.43	2,317,682	75,162,694	1.85%	0.00%	20.93%
American Funds IS Capital World Bond Class 2
2023	$10.12	5,070	$51,304	0.00%	0.00%	6.14%
09/29/2022 - 12/31/2022	9.53	1,864	17,771	0.00%	0.00%	5.82%
American Funds IS Growth Class 2
2023	$20.86	909,490	$18,970,458	0.39%	0.00%	38.48%
2022	15.06	595,222	8,965,364	0.39%	0.00%	(29.94)%
2021	21.50	299,735	6,443,696	0.28%	0.00%	21.99%
2020	17.62	81,789	1,441,354	0.32%	0.00%	52.08%
12/20/2019 - 12/31/2019	11.59	1,103	12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2023	$73.15	2,213,596	$161,926,443	0.18%	0.00%	38.14%
2022	52.96	2,278,326	120,649,493	0.11%	0.00%	(30.11)%
2021	75.77	2,259,531	171,213,804	0.06%	0.00%	21.68%
2020	62.27	2,196,682	136,790,246	0.21%	0.00%	51.71%
2019	41.05	2,277,276	93,471,721	0.57%	0.00%	30.44%
American Funds IS Growth-Income Class 2
2023	$16.67	746,541	$12,446,159	1.54%	0.00%	26.14%
2022	13.22	529,860	7,003,256	1.51%	0.00%	(16.49)%
2021	15.83	258,546	4,092,164	1.50%	0.00%	24.10%
2020	12.75	73,571	938,359	2.26%	0.00%	13.55%
12/20/2019 - 12/31/2019	11.23	284	3,195	0.00%	0.00%	0.06%

See Notes to Financial Statements	SA-68	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Growth-Income Class 4
2023	$49.59	2,552,068	$126,567,509	1.19%	0.00%	25.82%
2022	39.42	2,688,378	105,963,008	1.07%	0.00%	(16.71)%
2021	47.32	2,806,895	132,823,728	0.96%	0.00%	23.80%
2020	38.22	2,870,552	109,722,745	1.18%	0.00%	13.25%
2019	33.75	3,036,847	102,500,031	1.52%	0.00%	25.85%
American Funds IS International Class 2
2023	$11.71	242,680	$2,841,541	1.46%	0.00%	15.84%
2022	10.11	179,509	1,814,393	2.05%	0.00%	(20.79)%
2021	12.76	104,466	1,332,951	4.11%	0.00%	(1.50)%
01/16/2020 - 12/31/2020	12.95	28,182	365,051	1.02%	0.00%	12.03%
American Funds IS New World Fund Class 2
2023	$13.25	198,381	$2,628,449	1.55%	0.00%	16.00%
2022	11.42	165,458	1,889,934	1.55%	0.00%	(22.10)%
2021	14.66	87,538	1,283,493	1.22%	0.00%	4.92%
01/09/2020 - 12/31/2020	13.97	18,681	261,060	0.06%	0.00%	22.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2023	$16.60	1,451,447	$24,094,543	2.25%	0.00%	15.62%
2022	14.36	1,356,591	19,478,331	2.37%	0.00%	(14.82)%
2021	16.86	998,968	16,839,818	2.37%	0.00%	11.99%
2020	15.05	667,393	10,045,689	2.47%	0.00%	14.67%
2019	13.13	250,553	3,288,960	3.81%	0.00%	21.41%
BlackRock Basic Value V.I. Class III
2023	$36.62	772,207	$28,276,186	1.56%	0.00%	16.24%
2022	31.50	760,358	23,952,268	1.19%	0.00%	(5.12)%
2021	33.20	762,559	25,319,078	1.12%	0.00%	21.34%
2020	27.36	780,279	21,351,585	2.08%	0.00%	3.13%
2019	26.53	778,206	20,648,537	2.19%	0.00%	23.53%
BlackRock Global Allocation V.I. Class I
2023	$13.28	459,608	$6,104,929	4.34%	0.00%	12.83%
2022	11.77	184,286	2,169,541	0.00%	0.00%	(15.86)%
2021	13.99	117,014	1,637,201	1.26%	0.00%	6.67%
01/15/2020 - 12/31/2020	13.12	36,869	483,578	2.96%	0.00%	19.54%
BlackRock Global Allocation V.I. Class III
2023	$30.18	2,331,554	$70,357,907	2.55%	0.00%	12.49%
2022	26.83	2,437,935	65,399,810	0.00%	0.00%	(16.07)%
2021	31.96	2,478,104	79,209,321	0.83%	0.00%	6.42%
2020	30.04	2,468,204	74,136,590	1.32%	0.00%	20.71%
2019	24.88	2,562,814	63,772,435	1.27%	0.00%	17.75%
BNY Mellon VIF Appreciation Service Shares
2023	$30.86	166,470	$5,136,595	0.50%	0.00%	20.67%
2022	25.57	112,125	2,867,155	0.44%	0.00%	(18.25)%
2021	31.28	108,442	3,392,171	0.17%	0.00%	26.77%
2020	24.68	70,603	1,742,139	0.55%	0.00%	23.38%
2019	20.00	58,055	1,161,046	0.89%	0.00%	35.78%
DFA VA International Small Institutional Class
2023	$14.07	403,074	$5,672,547	4.08%	0.00%	14.11%
2022	12.33	211,639	2,610,131	3.57%	0.00%	(17.64)%
01/29/2021 - 12/31/2021	14.98	97,424	1,458,929	7.79%	0.00%	15.35%
DFA VA International Value Institutional Class
2023	$15.28	191,361	$2,924,414	5.93%	0.00%	17.86%
2022	12.97	131,227	1,701,550	6.38%	0.00%	(3.46)%
2021	13.43	46,329	622,237	9.18%	0.00%	18.11%
2020	11.37	7,478	85,032	5.67%	0.00%	(1.76)%
12/20/2019 - 12/31/2019	11.58	11	128	0.00%	0.00%	0.33%
DFA VA Short-Term Fixed Institutional Class
2023	$10.36	764,419	$7,917,948	5.04%	0.00%	4.98%
2022	9.87	335,692	3,312,153	2.07%	0.00%	(1.16)%
01/29/2021 - 12/31/2021	9.98	93,975	938,063	0.01%	0.00%	(0.19)%

See Notes to Financial Statements	SA-69	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
DFA VA US Large Value Institutional Class
2023	$15.49	411,314	$6,369,572	2.92%	0.00%	10.92%
2022	13.96	232,418	3,244,814	3.38%	0.00%	(4.88)%
2021	14.68	94,470	1,386,553	3.49%	0.00%	27.04%
01/29/2020 - 12/31/2020	11.55	21,979	253,935	5.63%	0.00%	1.40%
DFA VA US Targeted Value Institutional Class
2023	$19.86	207,218	$4,114,359	1.94%	0.00%	20.03%
2022	16.54	124,298	2,056,079	1.77%	0.00%	(4.21)%
2021	17.27	54,375	939,001	3.19%	0.00%	39.68%
03/30/2020 - 12/31/2020	12.36	10,798	133,495	5.08%	0.00%	72.00%
Fidelity VIP Bond Index Initial Class
2023	$9.07	2,600,870	$23,584,148	3.32%	0.00%	5.47%
2022	8.60	865,735	7,442,956	2.04%	0.00%	(13.19)%
01/29/2021 - 12/31/2021	9.90	284,249	2,815,077	2.23%	0.00%	(1.17)%
Fidelity VIP Bond Index Service Class 2
2023	$9.50	480,781	$4,569,014	2.85%	0.00%	5.13%
2022	9.04	209,800	1,896,545	1.70%	0.00%	(13.38)%
2021	10.44	119,613	1,248,288	1.32%	0.00%	(2.24)%
01/09/2020 - 12/31/2020	10.68	25,461	271,803	2.35%	0.00%	6.96%
Fidelity VIP Contrafund Initial Class
2023	$18.30	143,092	$2,618,170	0.60%	0.00%	33.45%
2022	13.71	98,396	1,349,090	0.65%	0.00%	(26.31)%
2021	18.61	45,407	844,882	0.04%	0.00%	27.83%
2020	14.56	20,132	293,026	0.23%	0.00%	30.57%
12/20/2019 - 12/31/2019	11.15	574	6,394	0.00%	0.00%	0.19%
Fidelity VIP Contrafund Service Class 2
2023	$58.98	1,497,423	$88,320,054	0.26%	0.00%	33.12%
2022	44.31	1,557,366	69,004,186	0.28%	0.00%	(26.49)%
2021	60.27	1,520,612	91,652,321	0.03%	0.00%	27.51%
2020	47.27	1,595,287	75,408,138	0.08%	0.00%	30.23%
2019	36.30	1,714,933	62,244,855	0.22%	0.00%	31.27%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2023	$19.80	56,249	$1,113,788	3.76%	0.00%	9.08%
2022	18.15	52,410	951,351	1.77%	0.00%	(13.66)%
2021	21.02	97,086	2,041,178	0.97%	0.00%	5.60%
2020	19.91	93,137	1,854,381	1.03%	0.00%	12.24%
2019	17.74	88,951	1,577,897	1.91%	0.00%	15.75%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2023	$20.82	128,616	$2,677,845	3.43%	0.00%	10.64%
2022	18.82	129,749	2,441,616	1.91%	0.00%	(14.79)%
2021	22.08	131,337	2,900,423	0.87%	0.00%	7.39%
2020	20.56	132,576	2,726,252	1.07%	0.00%	13.56%
2019	18.11	132,674	2,402,373	1.88%	0.00%	17.97%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2023	$21.36	261,833	$5,592,385	2.94%	0.00%	12.22%
2022	19.03	299,268	5,695,812	1.89%	0.00%	(15.97)%
2021	22.65	304,488	6,896,377	0.84%	0.00%	9.26%
2020	20.73	340,986	7,068,269	0.96%	0.00%	14.72%
2019	18.07	446,994	8,076,758	1.76%	0.00%	19.88%
Fidelity VIP Freedom 2025 Portfolio Initial Class
2023	$12.39	21,355	$264,574	3.28%	0.00%	13.62%
2022	10.90	7,488	81,656	2.48%	0.00%	(16.43)%
11/03/2021 - 12/31/2021	13.05	1,589	20,733	6.30%	0.00%	0.01%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2023	$23.04	611,331	$14,083,495	2.58%	0.00%	13.32%
2022	20.33	651,209	13,238,328	1.82%	0.00%	(16.64)%
2021	24.39	652,495	15,911,937	0.84%	0.00%	10.55%
2020	22.06	651,352	14,368,350	0.99%	0.00%	15.68%
2019	19.07	699,574	13,340,689	1.98%	0.00%	21.51%

See Notes to Financial Statements	SA-70	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2030 Portfolio Initial Class
2023	$13.73	46,512	$638,772	2.40%	0.00%	14.70%
2022	11.97	38,054	455,648	1.97%	0.00%	(16.87)%
2021	14.40	25,911	373,220	1.34%	0.00%	12.37%
01/28/2020 - 12/31/2020	12.82	8,184	104,900	1.35%	0.00%	16.05%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2023	$23.60	669,645	$15,803,361	2.26%	0.00%	14.46%
2022	20.62	679,338	14,007,077	1.73%	0.00%	(17.09)%
2021	24.87	767,355	19,082,254	0.92%	0.00%	12.07%
2020	22.19	676,116	15,002,539	0.99%	0.00%	16.64%
2019	19.02	705,639	13,423,558	1.88%	0.00%	24.11%
Fidelity VIP Freedom 2035 Portfolio Initial Class
2023	$14.68	279,164	$4,096,847	2.23%	0.00%	16.85%
2022	12.56	182,222	2,288,577	2.76%	0.00%	(17.69)%
2021	15.26	48,239	736,083	1.57%	0.00%	15.46%
02/10/2020 - 12/31/2020	13.22	14,876	196,612	2.74%	0.00%	16.38%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2023	$26.51	626,574	$16,609,492	1.77%	0.00%	16.53%
2022	22.75	623,923	14,193,324	1.53%	0.00%	(17.89)%
2021	27.70	588,023	16,290,796	0.80%	0.00%	15.18%
2020	24.05	587,688	14,136,214	0.91%	0.00%	17.96%
2019	20.39	564,887	11,519,396	1.74%	0.00%	27.13%
Fidelity VIP Freedom 2045 Portfolio Initial Class
2023	$15.47	295,867	$4,577,693	1.82%	0.00%	19.46%
2022	12.95	159,552	2,066,404	2.00%	0.00%	(18.25)%
2021	15.84	71,119	1,126,727	1.56%	0.00%	17.83%
01/21/2020 - 12/31/2020	13.45	10,512	141,337	2.46%	0.00%	16.84%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2023	$28.12	647,351	$18,202,542	1.31%	0.00%	19.18%
2022	23.59	605,979	14,296,942	1.45%	0.00%	(18.45)%
2021	28.93	516,728	14,949,963	0.70%	0.00%	17.53%
2020	24.62	509,138	12,533,196	0.79%	0.00%	18.97%
2019	20.69	493,443	10,210,423	1.70%	0.00%	28.25%
Fidelity VIP Freedom 2055 Portfolio Initial Class
2023	$11.38	1,217	$13,843	1.98%	0.00%	19.48%
09/29/2022 - 12/31/2022	9.52	531	5,057	7.92%	0.00%	10.02%
Fidelity VIP Freedom Income Portfolio Initial Class
2023	$11.14	24,160	$269,215	4.21%	0.00%	7.91%
2022	10.33	18,902	195,180	2.30%	0.00%	(12.05)%
2021	11.74	14,195	166,648	1.27%	0.00%	3.35%
01/15/2020 - 12/31/2020	11.36	5,783	65,689	2.24%	0.00%	9.55%
Fidelity VIP Freedom Income Portfolio Service Class 2
2023	$16.98	115,269	$1,956,864	3.51%	0.00%	7.65%
2022	15.77	147,446	2,325,271	1.99%	0.00%	(12.26)%
2021	17.97	148,323	2,665,951	0.82%	0.00%	3.03%
2020	17.45	156,764	2,734,872	1.20%	0.00%	10.29%
2019	15.82	91,392	1,445,712	1.85%	0.00%	11.63%
Fidelity VIP Government Money Market Service Class
2023	$11.10	25,857,232	$287,113,511	4.69%	0.00%	4.80%
2022	10.60	28,088,730	297,603,125	1.43%	0.00%	1.36%
2021	10.45	18,385,177	192,174,551	0.01%	0.00%	0.01%
2020	10.45	22,555,301	235,739,053	0.23%	0.00%	0.28%
2019	10.42	15,544,800	162,012,845	1.89%	0.00%	1.92%
Fidelity VIP Growth Initial Class
2023	$16.45	11,788	$193,873	0.16%	0.00%	36.24%
02/23/2022 - 12/31/2022	12.07	4,378	52,849	0.42%	0.00%	(10.71)%
Fidelity VIP Growth Service Class 2
2023	$72.44	812,465	$58,856,085	0.00%	0.00%	35.89%
2022	53.31	633,394	33,765,959	0.32%	0.00%	(24.64)%
2021	70.74	485,699	34,360,111	0.00%	0.00%	22.90%
2020	57.56	407,079	23,431,734	0.03%	0.00%	43.55%
2019	40.10	282,546	11,329,627	0.05%	0.00%	33.98%

See Notes to Financial Statements	SA-71	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP International Index Initial Class
2023	$13.11	1,776,787	$23,286,420	3.55%	0.00%	16.16%
2022	11.28	830,276	9,367,983	2.97%	0.00%	(16.02)%
01/08/2021 - 12/31/2021	13.43	330,515	4,440,463	7.07%	0.00%	3.92%
Fidelity VIP International Index Service Class 2
2023	$13.11	313,608	$4,112,784	3.02%	0.00%	15.88%
2022	11.32	151,323	1,712,573	2.90%	0.00%	(16.21)%
2021	13.51	64,244	867,740	4.17%	0.00%	7.48%
2020	12.57	15,287	192,121	2.38%	0.00%	10.34%
12/13/2019 - 12/31/2019	11.39	253	2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Initial Class
2023	$16.48	254,882	$4,199,230	0.74%	0.00%	15.08%
2022	14.32	169,146	2,421,640	0.64%	0.00%	(14.74)%
2021	16.79	102,531	1,721,770	0.94%	0.00%	25.60%
01/09/2020 - 12/31/2020	13.37	41,645	556,783	0.81%	0.00%	18.23%
Fidelity VIP Mid Cap Service Class 2
2023	$48.23	920,151	$44,375,095	0.40%	0.00%	14.80%
2022	42.01	906,703	38,088,746	0.27%	0.00%	(14.97)%
2021	49.40	914,255	45,165,901	0.37%	0.00%	25.31%
2020	39.42	961,905	37,923,043	0.40%	0.00%	17.87%
2019	33.45	948,657	31,731,256	0.68%	0.00%	23.17%
Fidelity VIP Total Market Index Initial Class
2023	$16.49	3,874,765	$63,893,396	1.25%	0.00%	26.07%
2022	13.08	2,543,208	33,264,322	1.89%	0.00%	(19.22)%
01/08/2021 - 12/31/2021	16.19	889,753	14,406,226	3.73%	0.00%	22.81%
Fidelity VIP Total Market Index Service Class 2
2023	$17.36	386,367	$6,706,432	1.01%	0.00%	25.71%
2022	13.81	226,084	3,121,803	1.37%	0.00%	(19.41)%
2021	17.13	130,356	2,233,548	1.50%	0.00%	25.38%
01/07/2020 - 12/31/2020	13.67	20,080	274,414	3.14%	0.00%	19.77%
Fidelity VIP Value Strategies Service Class 2
2023	$44.84	286,340	$12,838,436	0.88%	0.00%	20.61%
2022	37.18	328,243	12,202,623	0.93%	0.00%	(7.35)%
2021	40.12	293,299	11,768,353	1.33%	0.00%	33.34%
2020	30.09	221,860	6,676,066	1.08%	0.00%	8.02%
2019	27.86	210,186	5,855,139	1.48%	0.00%	34.10%
Templeton Foreign VIP Class 1
2023	$13.27	67,727	$899,065	3.29%	0.00%	21.09%
2022	10.96	56,077	614,757	3.26%	0.00%	(7.39)%
2021	11.84	35,569	421,025	1.77%	0.00%	4.44%
01/27/2020 - 12/31/2020	11.33	13,918	157,744	3.16%	0.00%	1.95%
Templeton Foreign VIP Class 2
2023	$15.33	1,263,062	$19,364,503	3.22%	0.00%	20.76%
2022	12.70	1,400,234	17,777,563	3.02%	0.00%	(7.61)%
2021	13.74	1,686,933	23,180,484	1.88%	0.00%	4.16%
2020	13.19	1,726,026	22,770,787	3.38%	0.00%	(1.16)%
2019	13.35	1,551,281	20,705,105	1.73%	0.00%	12.53%
Templeton Global Bond VIP Class 1
2023	$9.01	57,537	$518,647	0.00%	0.00%	3.19%
2022	8.74	36,762	321,127	0.00%	0.00%	(4.85)%
2021	9.18	23,537	216,072	0.00%	0.00%	(4.62)%
2020	9.63	9,809	94,414	7.63%	0.00%	(5.07)%
12/13/2019 - 12/31/2019	10.14	284	2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2023	$11.39	1,937,934	$22,070,300	0.00%	0.00%	2.88%
2022	11.07	1,969,071	21,796,156	0.00%	0.00%	(4.95)%
2021	11.65	2,172,036	25,295,073	0.00%	0.00%	(4.99)%
2020	12.26	2,329,588	28,555,604	8.34%	0.00%	(5.28)%
2019	12.94	3,215,145	41,607,808	7.09%	0.00%	2.01%
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares (4)
03/06/2023 - 12/31/2023	$10.21	5,008	$51,157	8.26%	0.00%	6.10%

See Notes to Financial Statements	SA-72	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Institutional Shares
2023	$15.11	55,021	$831,125	0.20%	0.00%	18.07%
2022	12.79	36,682	469,295	0.19%	0.00%	(15.94)%
2021	15.22	16,513	251,331	0.28%	0.00%	16.83%
2020	13.03	7,943	103,470	0.06%	0.00%	19.47%
12/31/2019 - 12/31/2019	10.90	195	2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2023	$52.34	612,801	$32,074,257	0.08%	0.00%	17.78%
2022	44.44	722,444	32,106,111	0.08%	0.00%	(16.15)%
2021	53.00	748,043	39,646,452	0.24%	0.00%	16.54%
2020	45.48	826,116	37,569,643	0.00%	0.00%	19.18%
2019	38.16	888,143	33,889,504	0.05%	0.00%	35.16%
Janus Henderson Overseas Institutional Shares
2023	$16.01	80,459	$1,287,869	1.66%	0.00%	10.87%
2022	14.44	43,658	630,271	1.93%	0.00%	(8.60)%
2021	15.80	33,503	529,214	2.46%	0.00%	13.58%
02/28/2020 - 12/31/2020	13.91	1,548	21,529	2.22%	0.00%	29.70%
Janus Henderson Overseas Service Shares
2023	$15.61	1,739,316	$27,154,051	1.44%	0.00%	10.58%
2022	14.12	1,769,088	24,975,436	1.69%	0.00%	(8.84)%
2021	15.49	1,798,949	27,858,471	1.10%	0.00%	13.29%
2020	13.67	1,354,016	18,508,941	1.22%	0.00%	16.02%
2019	11.78	1,412,667	16,643,856	1.84%	0.00%	26.71%
Lazard Retirement Global Dynamic Multi-Asset Investor Shares
2023	$11.22	25,889	$290,382	0.00%	0.00%	11.06%
2022	10.10	24,562	248,052	0.24%	0.00%	(17.28)%
03/16/2021 - 12/31/2021	12.21	20,914	255,342	4.24%	0.00%	11.09%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2023	$14.35	99,866	$1,432,685	0.00%	0.00%	10.81%
2022	12.95	105,258	1,362,686	0.08%	0.00%	(17.38)%
2021	15.67	107,169	1,679,197	2.75%	0.00%	11.94%
2020	14.00	107,429	1,503,771	0.61%	0.00%	0.81%
2019	13.89	106,485	1,478,601	0.05%	0.00%	17.79%
Lazard Retirement International Equity Service Shares
2023	$11.84	223,556	$2,646,945	1.30%	0.00%	15.88%
2022	10.22	221,020	2,258,317	3.82%	0.00%	(15.01)%
2021	12.02	180,005	2,164,035	0.99%	0.00%	5.83%
2020	11.36	153,907	1,748,302	2.40%	0.00%	8.24%
2019	10.49	100,044	1,049,940	0.40%	0.00%	21.00%
ClearBridge Variable Aggressive Growth - Class I
2023	$13.59	27,080	$368,072	0.31%	0.00%	24.42%
2022	10.92	24,976	272,831	0.52%	0.00%	(26.41)%
2021	14.84	9,297	138,013	0.16%	0.00%	10.30%
01/21/2020 - 12/31/2020	13.46	3,395	45,692	2.65%	0.00%	14.99%
ClearBridge Variable Aggressive Growth - Class II
2023	$31.99	776,847	$24,852,016	0.07%	0.00%	24.13%
2022	25.77	783,592	20,194,583	0.00%	0.00%	(26.59)%
2021	35.10	750,617	26,350,350	0.17%	0.00%	10.04%
2020	31.90	768,784	24,525,441	0.59%	0.00%	17.73%
2019	27.10	831,329	22,526,620	0.78%	0.00%	24.75%
ClearBridge Variable Mid-Cap - Class I
2023	$14.02	144,206	$2,021,493	0.14%	0.00%	12.92%
2022	12.41	127,333	1,580,762	0.49%	0.00%	(25.31)%
2021	16.62	52,664	875,379	0.02%	0.00%	28.71%
01/07/2020 - 12/31/2020	12.91	5,857	75,643	0.59%	0.00%	15.05%
ClearBridge Variable Mid Cap - Class II
2023	$31.31	426,162	$13,344,738	0.02%	0.00%	12.62%
2022	27.81	452,756	12,588,974	0.10%	0.00%	(25.50)%
2021	37.32	452,923	16,904,958	0.03%	0.00%	28.39%
2020	29.07	489,764	14,238,324	0.03%	0.00%	15.10%
2019	25.26	805,291	20,339,440	0.36%	0.00%	32.65%

See Notes to Financial Statements	SA-73	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
ClearBridge Variable Small Cap Growth - Class I
2023	$14.57	115,008	$1,675,731	0.00%	0.00%	8.40%
2022	13.44	58,177	781,961	0.00%	0.00%	(28.85)%
05/20/2021 - 12/31/2021	18.89	22,077	417,031	0.00%	0.00%	6.78%
Western Asset Variable Global High Yield Bond - Class I
2023	$10.61	52,705	$559,065	11.20%	0.00%	10.26%
09/01/2022 - 12/31/2022	9.62	752	7,237	See Note (5)	0.00%	1.17%
Western Asset Variable Global High Yield Bond - Class II
2023	$12.74	53,262	$678,524	4.86%	0.00%	9.96%
2022	11.59	63,180	731,994	6.77%	0.00%	(13.87)%
2021	13.45	59,194	796,217	4.69%	0.00%	1.04%
2020	13.31	51,140	680,779	4.58%	0.00%	7.12%
2019	12.43	40,942	508,800	5.07%	0.00%	14.01%
Lord Abbett Bond Debenture Class VC
2023	$13.66	1,856,434	$25,364,737	5.54%	0.00%	6.55%
2022	12.82	1,647,692	21,128,277	4.62%	0.00%	(12.80)%
2021	14.71	1,714,906	25,218,575	3.18%	0.00%	3.28%
2020	14.24	1,615,840	23,007,706	4.09%	0.00%	7.30%
2019	13.27	1,428,573	18,956,660	4.33%	0.00%	13.35%
Lord Abbett Developing Growth Class VC
2023	$30.13	423,997	$12,774,278	0.00%	0.00%	8.17%
2022	27.85	473,624	13,191,514	0.00%	0.00%	(35.98)%
2021	43.51	541,014	23,538,126	0.00%	0.00%	(2.75)%
2020	44.74	994,259	44,479,268	0.00%	0.00%	72.60%
2019	25.92	952,892	24,698,255	0.00%	0.00%	31.77%
Lord Abbett Fundamental Equity Class VC
2023	$30.07	229,035	$6,886,937	0.59%	0.00%	14.63%
2022	26.23	237,945	6,241,468	1.10%	0.00%	(11.98)%
2021	29.80	243,177	7,247,089	0.87%	0.00%	27.31%
2020	23.41	249,608	5,842,896	1.27%	0.00%	1.77%
2019	23.00	283,051	6,510,284	1.27%	0.00%	21.51%
Lord Abbett Total Return Class VC
2023	$11.67	7,262,675	$84,723,479	4.57%	0.00%	6.34%
2022	10.97	7,200,099	78,988,980	3.27%	0.00%	(14.05)%
2021	12.76	5,425,740	69,251,584	2.08%	0.00%	(0.24)%
2020	12.79	4,694,892	60,070,342	2.44%	0.00%	7.43%
2019	11.91	4,631,369	55,161,023	2.83%	0.00%	8.41%
M Capital Appreciation
2023	$148.37	552,842	$82,025,733	0.46%	0.00%	23.56%
2022	120.08	538,829	64,703,779	0.00%	0.00%	(18.14)%
2021	146.69	537,901	78,904,888	0.00%	0.00%	17.74%
2020	124.59	566,253	70,550,131	0.00%	0.00%	17.73%
2019	105.83	573,228	60,664,838	0.33%	0.00%	28.85%
M International Equity
2023	$45.94	1,946,177	$89,413,718	3.18%	0.00%	16.00%
2022	39.60	1,854,090	73,430,733	2.72%	0.00%	(14.16)%
2021	46.14	1,894,291	87,396,067	2.48%	0.00%	11.05%
2020	41.55	1,853,817	77,020,686	1.81%	0.00%	8.90%
2019	38.15	1,757,542	67,054,924	2.95%	0.00%	20.32%
M Large Cap Growth
2023	$124.32	667,817	$83,023,210	0.00%	0.00%	32.04%
2022	94.16	677,928	63,830,638	0.00%	0.00%	(25.41)%
2021	126.23	672,284	84,862,759	0.00%	0.00%	21.49%
2020	103.90	682,386	70,898,715	0.00%	0.00%	28.89%
2019	80.61	770,602	62,116,514	0.00%	0.00%	36.09%
M Large Cap Value
2023	$44.71	966,442	$43,205,538	2.22%	0.00%	7.60%
2022	41.55	992,337	41,227,881	2.06%	0.00%	(1.45)%
2021	42.16	986,020	41,568,299	1.70%	0.00%	30.01%
2020	32.43	891,099	28,895,941	2.08%	0.00%	(3.16)%
2019	33.49	863,778	28,924,514	1.73%	0.00%	21.52%

See Notes to Financial Statements	SA-74	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS New Discovery Series - Initial Class
2023	$13.48	142,599	$1,922,741	0.00%	0.00%	14.41%
2022	11.79	116,661	1,374,861	0.00%	0.00%	(29.76)%
2021	16.78	77,203	1,295,288	0.00%	0.00%	1.80%
2020	16.48	21,541	355,012	0.00%	0.00%	45.89%
12/13/2019 - 12/31/2019	11.30	385	4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2023	$39.84	570,731	$22,740,719	0.00%	0.00%	14.25%
2022	34.87	583,823	20,360,331	0.00%	0.00%	(29.99)%
2021	49.82	667,183	33,236,695	0.00%	0.00%	1.57%
2020	49.05	606,632	29,752,274	0.00%	0.00%	45.58%
2019	33.69	876,290	29,521,030	0.00%	0.00%	41.27%
MFS Total Return Series - Initial Class
2023	$13.54	96,669	$1,308,497	2.07%	0.00%	10.44%
2022	12.26	82,080	1,005,966	1.91%	0.00%	(9.58)%
2021	13.55	57,707	782,213	1.50%	0.00%	14.12%
01/08/2020 - 12/31/2020	11.88	22,457	266,752	3.11%	0.00%	9.59%
MFS Utilities Series - Initial Class
2023	$12.79	10,104	$129,255	3.57%	0.00%	(2.11)%
2022	13.07	6,896	90,123	3.03%	0.00%	0.76%
2021	12.97	3,153	40,899	1.66%	0.00%	14.09%
02/24/2020 - 12/31/2020	11.37	1,839	20,910	3.15%	0.00%	0.39%
MFS Utilities Series - Service Class
2023	$27.44	508,647	$13,957,580	3.24%	0.00%	(2.33)%
2022	28.10	579,708	16,287,049	2.24%	0.00%	0.48%
2021	27.96	557,262	15,581,825	1.53%	0.00%	13.82%
2020	24.57	558,416	13,717,885	2.18%	0.00%	5.62%
2019	23.26	599,411	13,941,187	3.80%	0.00%	24.80%
MFS Value Series - Initial Class
2023	$14.84	380,150	$5,640,992	1.72%	0.00%	7.93%
2022	13.75	267,243	3,674,149	1.51%	0.00%	(5.91)%
2021	14.61	164,655	2,405,870	1.84%	0.00%	25.45%
2020	11.65	36,938	430,224	1.74%	0.00%	3.48%
12/13/2019 - 12/31/2019	11.26	384	4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2023	$19.67	1,540,197	$30,291,187	1.44%	0.00%	7.63%
2022	18.27	1,531,545	27,984,916	1.16%	0.00%	(6.14)%
2021	19.47	1,734,171	33,761,284	1.14%	0.00%	25.16%
2020	15.56	1,750,462	27,228,478	1.31%	0.00%	3.22%
2019	15.07	1,517,487	22,867,919	2.00%	0.00%	29.51%
MFS Government Securities - Initial Class
2023	$9.03	7,306	$65,975	2.18%	0.00%	4.15%
2022	8.67	40	348	0.17%	0.00%	(12.26)%
05/19/2021 - 12/31/2021	9.88	3,691	36,471	3.60%	0.00%	0.38%
MFS Research International - Initial Class
2023	$13.99	5,534	$77,423	1.14%	0.00%	13.01%
09/29/2022 - 12/31/2022	12.38	3,014	37,313	0.00%	0.00%	15.27%
MFS Blended Research Small Cap Equity - Initial Class
2023	$17.63	2,321	$40,927	1.01%	0.00%	18.96%
02/23/2022 - 12/31/2022	14.82	393	5,832	0.40%	0.00%	(10.17)%
MFS Global Real Estate - Initial Class
2023	$13.39	2,915	$39,029	0.91%	0.00%	11.46%
11/22/2022 - 12/31/2022	12.01	1,925	23,126	0.00%	0.00%	(1.92)%
Neuberger Berman Sustainable Equity Class I
2023	$31.29	73,693	$2,305,992	0.35%	0.00%	26.90%
2022	24.66	61,513	1,516,850	0.42%	0.00%	(18.45)%
2021	30.24	70,149	2,121,192	0.39%	0.00%	23.48%
2020	24.49	31,392	768,762	0.65%	0.00%	19.56%
2019	20.48	28,899	591,916	0.39%	0.00%	25.88%
PIMCO CommodityRealReturn Strategy - Institutional Class
2023	$18.54	888	$16,464	17.71%	0.00%	(7.74)%
12/20/2022 - 12/31/2022	20.09	382	7,670	0.00%	0.00%	0.88%

See Notes to Financial Statements	SA-75	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Managed Asset Allocation - Advisor Class
2023	$15.13	445,261	$6,736,285	2.22%	0.00%	12.85%
2022	13.41	449,370	6,024,403	1.92%	0.00%	(18.40)%
2021	16.43	458,217	7,527,894	2.34%	0.00%	12.60%
2020	14.59	500,806	7,306,765	7.86%	0.00%	16.71%
2019	12.50	544,179	6,802,653	2.08%	0.00%	16.96%
PIMCO Global Managed Asset Allocation - Institutional Class
2023	$13.14	13,757	$180,783	2.60%	0.00%	13.12%
2022	11.62	12,066	140,165	2.28%	0.00%	(18.17)%
2021	14.20	8,956	127,149	2.17%	0.00%	12.77%
03/31/2020 - 12/31/2020	12.59	1,244	15,665	5.99%	0.00%	35.99%
PIMCO Income - Administrative Class
2023	$11.91	914,741	$10,892,700	5.18%	0.00%	8.27%
2022	11.00	1,261,667	13,876,684	3.93%	0.00%	(7.69)%
2021	11.92	481,383	5,735,954	2.90%	0.00%	2.00%
2020	11.68	365,721	4,272,481	4.62%	0.00%	6.52%
2019	10.97	281,310	3,085,100	3.52%	0.00%	8.58%
Royce Micro-Cap Service Class
2023	$22.04	174,245	$3,840,272	0.00%	0.00%	18.56%
2022	18.59	184,500	3,429,781	0.00%	0.00%	(22.65)%
2021	24.03	287,104	6,900,010	0.00%	0.00%	29.52%
2020	18.56	154,444	2,865,750	0.00%	0.00%	23.55%
2019	15.02	150,104	2,254,252	0.00%	0.00%	19.24%
State Street Total Return V.I.S. Class 3
2023	$20.83	126,157	$2,628,273	2.19%	0.00%	15.21%
2022	18.08	119,929	2,168,740	0.42%	0.00%	(16.72)%
2021	21.71	117,021	2,540,981	1.89%	0.00%	13.20%
2020	19.18	112,832	2,164,302	1.73%	0.00%	6.14%
2019	18.07	114,403	2,067,528	3.28%	0.00%	15.57%
T. Rowe Price Blue Chip Growth - I
2023	$16.04	831,469	$13,334,601	0.00%	0.00%	49.29%
2022	10.74	608,082	6,532,340	0.00%	0.00%	(38.50)%
2021	17.47	358,337	6,259,460	0.00%	0.00%	17.62%
2020	14.85	133,197	1,978,125	0.00%	0.00%	34.28%
12/05/2019 - 12/31/2019	11.06	679	7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2023	$65.25	2,582,644	$168,505,529	0.00%	0.00%	48.96%
2022	43.80	2,692,089	117,917,811	0.00%	0.00%	(38.66)%
2021	71.41	2,701,478	192,915,011	0.00%	0.00%	17.33%
2020	60.86	2,952,258	179,684,418	0.00%	0.00%	33.92%
2019	45.45	3,267,610	148,508,466	0.00%	0.00%	29.58%
T. Rowe Price Equity Income - I
2023	$15.32	399,596	$6,121,111	2.21%	0.00%	9.54%
2022	13.98	249,279	3,485,947	2.03%	0.00%	(3.34)%
2021	14.47	158,982	2,300,096	1.73%	0.00%	25.55%
2020	11.52	72,266	832,759	2.91%	0.00%	1.18%
12/05/2019 - 12/31/2019	11.39	519	5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2023	$35.91	2,687,628	$96,515,738	1.89%	0.00%	9.31%
2022	32.85	2,775,532	91,180,905	1.67%	0.00%	(3.59)%
2021	34.07	2,808,577	95,697,910	1.38%	0.00%	25.22%
2020	27.21	3,012,637	81,979,353	2.10%	0.00%	0.96%
2019	26.95	3,107,815	83,767,750	2.11%	0.00%	26.04%
VanEck VIP Global Resources Initial Class
2023	$24.56	1,154,516	$28,351,258	2.83%	0.00%	(3.58)%
2022	25.47	1,219,933	31,071,404	1.62%	0.00%	8.39%
2021	23.50	1,360,277	31,963,053	0.43%	0.00%	18.92%
2020	19.76	1,360,028	26,873,203	0.95%	0.00%	19.11%
2019	16.59	1,438,768	23,867,490	0.00%	0.00%	11.87%
Vanguard VIF Global Bond Index (4)
05/17/2023 - 12/31/2023	$10.27	26,827	$275,531	0.00%	0.00%	3.39%

See Notes to Financial Statements	SA-76	See explanation of references on page SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Vanguard VIF High Yield Bond
2023	$11.42	478,424	$5,464,440	3.68%	0.00%	11.67%
2022	10.23	251,818	2,575,713	4.12%	0.00%	(9.36)%
01/13/2021 - 12/31/2021	11.29	114,453	1,291,612	0.14%	0.00%	3.81%
Vanguard VIF Mid-Cap Index
2023	$14.60	2,281,602	$33,302,127	1.15%	0.00%	15.83%
2022	12.60	1,258,689	15,860,941	0.90%	0.00%	(18.82)%
2021	15.52	510,086	7,917,856	0.31%	0.00%	24.36%
2020	12.48	42,997	536,700	0.59%	0.00%	18.07%
12/20/2019 - 12/31/2019	10.57	24	256	0.00%	0.00%	0.29%
Vanguard VIF Real Estate Index
2023	$10.93	662,369	$7,242,790	2.11%	0.00%	11.70%
2022	9.79	425,573	4,166,142	1.51%	0.00%	(26.30)%
2021	13.28	156,943	2,084,552	0.80%	0.00%	40.21%
02/03/2020 - 12/31/2020	9.47	22,735	215,375	0.29%	0.00%	(6.22)%
Vanguard VIF Total Bond Market Index
2023	$9.66	175,943	$1,698,993	1.58%	0.00%	5.58%
09/02/2022 - 12/31/2022	9.15	69,232	633,219	0.00%	0.00%	(2.37)%
Vanguard VIF Total Stock Market Index
2023	$17.47	26,436	$461,824	1.26%	0.00%	25.95%
09/01/2022 - 12/31/2022	13.87	2,000	27,744	0.00%	0.00%	(2.91)%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2023 (See Note 1 in Notes to Financial Statements).
(5)	The annualized investment income ratio for the Western Asset Variable Global High Yield Bond - Class I Variable Account was 28.86%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.

See Notes to Financial Statements	SA-77

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2023, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2023 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Invesco V.I. Discovery Mid Cap Growth Series I, Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares and Vanguard VIF Global Bond Index variable accounts commenced or resumed operations on January 20, 2023, March 6, 2023 and May 17, 2023 respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios"). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2023.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2023, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2023, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	592,188	(167,343)	424,845	96,288	(103,400)	(7,112)
Core Income Class P	3,043	(252)	2,791	862	(2,310)	(1,448)
Diversified Bond Class I	1,019,494	(881,401)	138,093	934,705	(1,753,695)	(818,990)
Diversified Bond Class P	413,851	(71,262)	342,589	168,895	(49,922)	118,973
Floating Rate Income Class I	273,301	(561,042)	(287,741)	453,663	(816,684)	(363,021)
Floating Rate Income Class P	42,205	(14,184)	28,021	47,354	(10,258)	37,096
High Yield Bond Class I	363,294	(329,630)	33,664	256,842	(337,810)	(80,968)
High Yield Bond Class P	84,281	(18,565)	65,716	37,131	(21,629)	15,502
Inflation Managed Class I	239,415	(139,358)	100,057	139,184	(192,788)	(53,604)
Inflation Managed Class P	107,689	(23,028)	84,661	75,216	(12,403)	62,813
Intermediate Bond Class P	180,822	(13,330)	167,492	25,427	(893)	24,534
Managed Bond Class I	384,035	(531,663)	(147,628)	378,502	(549,854)	(171,352)
Managed Bond Class P	263,147	(57,074)	206,073	186,434	(26,998)	159,436
Short Duration Bond Class I	1,660,028	(1,047,869)	612,159	1,033,160	(2,436,782)	(1,403,622)
Short Duration Bond Class P	264,042	(64,786)	199,256	194,464	(55,947)	138,517
Emerging Markets Debt Class I	28,312	(30,497)	(2,185)	26,587	(60,282)	(33,695)
Emerging Markets Debt Class P	6,163	(1,630)	4,533	4,912	(1,225)	3,687
Dividend Growth Class I	181,580	(316,199)	(134,619)	215,105	(290,934)	(75,829)
Dividend Growth Class P	152,606	(23,466)	129,140	74,119	(12,788)	61,331
Equity Index Class I	493,584	(520,115)	(26,531)	454,140	(623,355)	(169,215)
Equity Index Class P	6,632,744	(1,767,382)	4,865,362	5,200,383	(1,006,416)	4,193,967
Focused Growth Class I	59,511	(105,388)	(45,877)	76,616	(93,079)	(16,463)
Growth Class I	45,302	(142,946)	(97,644)	70,299	(253,465)	(183,166)
Growth Class P	200,758	(60,650)	140,108	162,033	(45,529)	116,504
Hedged Equity Class P	287,611	(99,987)	187,624	212,732	(44,902)	167,830
Large-Cap Core Class I	46,474	(136,301)	(89,827)	44,933	(114,173)	(69,240)
Large-Cap Core Class P	67,457	(17,588)	49,869	29,195	(12,845)	16,350
Large-Cap Growth Class I	451,416	(348,152)	103,264	261,047	(291,393)	(30,346)
Large-Cap Growth Class P	69,323	(6,961)	62,362	16,132	(314)	15,818
Large-Cap Value Class I	241,733	(384,128)	(142,395)	298,223	(499,373)	(201,150)
Large-Cap Value Class P	96,956	(44,728)	52,228	67,214	(40,335)	26,879
Mid-Cap Equity Class I	135,667	(157,494)	(21,827)	101,497	(184,252)	(82,755)
Mid-Cap Growth Class I	286,629	(286,226)	403	264,178	(867,365)	(603,187)
Mid-Cap Growth Class P	44,599	(17,463)	27,136	40,007	(20,062)	19,945
Mid-Cap Value Class I	60,445	(54,252)	6,193	69,735	(68,083)	1,652
Mid-Cap Value Class P	27,294	(8,184)	19,110	21,623	(6,115)	15,508
Small-Cap Equity Class I	122,418	(84,754)	37,664	68,565	(149,097)	(80,532)
Small-Cap Equity Class P	20,799	(15,042)	5,757	15,035	(7,492)	7,543
Small-Cap Growth Class I	17	(44,395)	(44,378)	33	(39,914)	(39,881)
Small-Cap Index Class I	299,036	(394,222)	(95,186)	354,657	(501,456)	(146,799)
Small-Cap Index Class P	1,116,095	(289,642)	826,453	720,685	(180,271)	540,414
Small-Cap Value Class I	91,197	(132,885)	(41,688)	98,455	(247,078)	(148,623)
Small-Cap Value Class P	55,751	(22,319)	33,432	29,430	(12,102)	17,328
Value Class I	174,908	(218,238)	(43,330)	179,089	(360,894)	(181,805)
Value Class P	19,099	(6,489)	12,610	12,496	(5,803)	6,693
Value Advantage Class I	107,795	(262,440)	(154,645)	254,806	(275,357)	(20,551)
Value Advantage Class P	35,545	(20,878)	14,667	71,420	(11,298)	60,122
Emerging Markets Class I	356,842	(383,919)	(27,077)	468,515	(431,002)	37,513
Emerging Markets Class P	267,386	(57,256)	210,130	128,493	(36,146)	92,347
International Growth Class P	33,170	(2,422)	30,748	927	(28)	899
International Large-Cap Class I	1,071,407	(1,133,843)	(62,436)	1,089,054	(1,297,370)	(208,316)
International Large-Cap Class P	229,983	(48,607)	181,376	105,890	(32,607)	73,283
International Small-Cap Class I	130,209	(158,951)	(28,742)	169,097	(236,522)	(67,425)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Small-Cap Class P	37,755	(18,560)	19,195	43,885	(8,906)	34,979
International Value Class I	240,200	(511,013)	(270,813)	377,431	(603,715)	(226,284)
Health Sciences Class I	84,287	(155,002)	(70,715)	82,235	(120,010)	(37,775)
Health Sciences Class P	69,005	(59,151)	9,854	57,092	(25,923)	31,169
Real Estate Class I	106,990	(120,689)	(13,699)	81,664	(134,411)	(52,747)
Real Estate Class P	4,562	(2,267)	2,295	3,252	(1,620)	1,632
Technology Class I	339,337	(417,257)	(77,920)	280,648	(301,780)	(21,132)
Technology Class P	64,253	(32,849)	31,404	48,002	(19,366)	28,636
ESG Diversified Class P	15,160	(3,558)	11,602	3,026	(996)	2,030
ESG Diversified Growth Class P	97,255	(27,804)	69,451	349,659	(304,820)	44,839
PSF Avantis Balanced Allocation Class D	89,047	(126,660)	(37,613)	137,234	(71,293)	65,941
PSF Avantis Balanced Allocation Class P	23,951	(15,416)	8,535	60,086	(12,910)	47,176
Pacific Dynamix - Conservative Growth Class I	41,083	(80,547)	(39,464)	94,611	(60,654)	33,957
Pacific Dynamix - Conservative Growth Class P	451,514	(191,838)	259,676	264,284	(64,204)	200,080
Pacific Dynamix - Moderate Growth Class I	194,795	(244,112)	(49,317)	204,982	(284,205)	(79,223)
Pacific Dynamix - Moderate Growth Class P	1,903,130	(926,957)	976,173	2,155,853	(640,726)	1,515,127
Pacific Dynamix - Growth Class I	402,138	(463,718)	(61,580)	562,454	(307,678)	254,776
Pacific Dynamix - Growth Class P	1,685,509	(553,940)	1,131,569	1,397,629	(447,560)	950,069
Portfolio Optimization Conservative Class I	108,108	(209,797)	(101,689)	107,415	(134,817)	(27,402)
Portfolio Optimization Conservative Class P	400	(4,551)	(4,151)	1,698	(865)	833
Portfolio Optimization Moderate-Conservative Class I	106,354	(226,161)	(119,807)	123,841	(280,435)	(156,594)
Portfolio Optimization Moderate-Conservative Class P	15,168	(1,166)	14,002	2,679	(1,636)	1,043
Portfolio Optimization Moderate Class I	578,787	(1,432,308)	(853,521)	567,751	(1,320,390)	(752,639)
Portfolio Optimization Moderate Class P	31,976	(14,405)	17,571	27,071	(12,779)	14,292
Portfolio Optimization Growth Class I	750,022	(1,593,264)	(843,242)	764,308	(1,428,284)	(663,976)
Portfolio Optimization Growth Class P	104,840	(37,379)	67,461	131,458	(70,760)	60,698
Portfolio Optimization Aggressive-Growth Class I	330,379	(832,956)	(502,577)	470,323	(572,615)	(102,292)
Portfolio Optimization Aggressive-Growth Class P	55,690	(32,566)	23,124	117,834	(16,975)	100,859
Invesco V.I. Discovery Mid Cap Growth Series I	265	(101)	164
Invesco V.I. EQV International Equity Series I	72,578	(23,329)	49,249	91,911	(21,338)	70,573
Invesco V.I. EQV International Equity Series II	293,359	(236,913)	56,446	197,193	(342,614)	(145,421)
Invesco V.I. Global Series I	57,435	(23,463)	33,972	68,137	(23,150)	44,987
Invesco V.I. Global Series II	112,120	(280,406)	(168,286)	125,001	(126,115)	(1,114)
Invesco V.I. Main Street Small Cap Fund Series I	399,124	(67,646)	331,478	200,221	(144,522)	55,699
American Century Inflation Protection Class I	1,647	(512)	1,135	1,725	(55)	1,670
American Century VP Mid Cap Value Class I	73,070	(24,676)	48,394	60,669	(21,149)	39,520
American Century VP Mid Cap Value Class II	358,384	(360,574)	(2,190)	238,123	(286,302)	(48,179)
American Funds IS American High-Income Trust Class 2	77,914	(24,825)	53,089	47,823	(16,223)	31,600
American Funds IS Asset Allocation Class 2	923,631	(256,967)	666,664	892,976	(179,014)	713,962
American Funds IS Asset Allocation Class 4	356,093	(230,369)	125,724	234,663	(377,101)	(142,438)
American Funds IS Capital World Bond Class 2	3,421	(215)	3,206	1,910	(46)	1,864
American Funds IS Growth Class 2	475,947	(161,679)	314,268	406,981	(111,494)	295,487
American Funds IS Growth Class 4	300,792	(365,522)	(64,730)	301,976	(283,181)	18,795
American Funds IS Growth-Income Class 2	312,061	(95,380)	216,681	357,302	(85,988)	271,314
American Funds IS Growth-Income Class 4	173,459	(309,769)	(136,310)	221,885	(340,402)	(118,517)
American Funds IS International Class 2	102,508	(39,337)	63,171	106,420	(31,377)	75,043
American Funds IS New World Fund Class 2	80,288	(47,365)	32,923	117,060	(39,140)	77,920
BlackRock 60/40 Target Allocation ETF V.I. Class I	321,895	(227,039)	94,856	520,249	(162,626)	357,623
BlackRock Basic Value V.I. Class III	113,241	(101,392)	11,849	103,305	(105,506)	(2,201)
BlackRock Global Allocation V.I. Class I	322,742	(47,420)	275,322	101,957	(34,685)	67,272
BlackRock Global Allocation V.I. Class III	161,484	(267,865)	(106,381)	210,501	(250,670)	(40,169)
BNY Mellon VIF Appreciation Service Shares	147,971	(93,626)	54,345	43,356	(39,673)	3,683
DFA VA International Small Institutional Class	242,778	(51,343)	191,435	148,659	(34,444)	114,215
DFA VA International Value Institutional Class	107,728	(47,594)	60,134	103,630	(18,732)	84,898
DFA VA Short-Term Fixed Institutional Class	551,998	(123,271)	428,727	332,586	(90,869)	241,717
DFA VA US Large Value Institutional Class	240,700	(61,804)	178,896	172,008	(34,060)	137,948

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA VA US Targeted Value Institutional Class	119,181	(36,261)	82,920	90,920	(20,997)	69,923
Fidelity VIP Bond Index Initial Class	1,982,066	(246,931)	1,735,135	789,999	(208,513)	581,486
Fidelity VIP Bond Index Service Class 2	339,623	(68,642)	270,981	121,005	(30,818)	90,187
Fidelity VIP Contrafund Initial Class	78,231	(33,535)	44,696	81,142	(28,153)	52,989
Fidelity VIP Contrafund Service Class 2	136,540	(196,483)	(59,943)	172,671	(135,917)	36,754
Fidelity VIP Freedom 2010 Portfolio Service Class 2	27,327	(23,488)	3,839	6,939	(51,615)	(44,676)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	6,816	(7,949)	(1,133)	13,784	(15,372)	(1,588)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	17,180	(54,615)	(37,435)	36,105	(41,325)	(5,220)
Fidelity VIP Freedom 2025 Portfolio Initial Class	18,262	(4,395)	13,867	7,963	(2,064)	5,899
Fidelity VIP Freedom 2025 Portfolio Service Class 2	66,081	(105,959)	(39,878)	122,816	(124,102)	(1,286)
Fidelity VIP Freedom 2030 Portfolio Initial Class	40,327	(31,869)	8,458	19,121	(6,978)	12,143
Fidelity VIP Freedom 2030 Portfolio Service Class 2	137,669	(147,362)	(9,693)	92,706	(180,723)	(88,017)
Fidelity VIP Freedom 2035 Portfolio Initial Class	134,898	(37,956)	96,942	155,997	(22,014)	133,983
Fidelity VIP Freedom 2035 Portfolio Service Class 2	129,718	(127,067)	2,651	90,253	(54,353)	35,900
Fidelity VIP Freedom 2045 Portfolio Initial Class	184,625	(48,310)	136,315	113,901	(25,468)	88,433
Fidelity VIP Freedom 2045 Portfolio Service Class 2	148,969	(107,597)	41,372	145,806	(56,555)	89,251
Fidelity VIP Freedom 2055 Portfolio Initial Class	1,106	(420)	686	593	(62)	531
Fidelity VIP Freedom Income Portfolio Initial Class	11,053	(5,795)	5,258	6,572	(1,865)	4,707
Fidelity VIP Freedom Income Portfolio Service Class 2	55,877	(88,054)	(32,177)	56,580	(57,457)	(877)
Fidelity VIP Government Money Market Service Class	44,394,652	(46,626,150)	(2,231,498)	46,531,112	(36,827,559)	9,703,553
Fidelity VIP Growth Initial Class	7,531	(121)	7,410	6,853	(2,475)	4,378
Fidelity VIP Growth Service Class 2	339,510	(160,439)	179,071	240,600	(92,905)	147,695
Fidelity VIP International Index Initial Class	1,206,037	(259,526)	946,511	673,697	(173,936)	499,761
Fidelity VIP International Index Service Class 2	218,163	(55,878)	162,285	130,154	(43,075)	87,079
Fidelity VIP Mid Cap Initial Class	136,549	(50,813)	85,736	97,271	(30,656)	66,615
Fidelity VIP Mid Cap Service Class 2	96,647	(83,199)	13,448	83,071	(90,623)	(7,552)
Fidelity VIP Total Market Index Initial Class	2,013,892	(682,335)	1,331,557	2,017,856	(364,401)	1,653,455
Fidelity VIP Total Market Index Service Class 2	224,294	(64,011)	160,283	140,793	(45,065)	95,728
Fidelity VIP Value Strategies Service Class 2	49,130	(91,033)	(41,903)	104,503	(69,559)	34,944
Templeton Foreign VIP Class 1	30,790	(19,140)	11,650	35,547	(15,039)	20,508
Templeton Foreign VIP Class 2	185,125	(322,297)	(137,172)	207,763	(494,462)	(286,699)
Templeton Global Bond VIP Class 1	36,282	(15,507)	20,775	22,766	(9,541)	13,225
Templeton Global Bond VIP Class 2	227,842	(258,979)	(31,137)	206,170	(409,135)	(202,965)
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	5,193	(185)	5,008
Janus Henderson Enterprise Institutional Shares	30,958	(12,619)	18,339	31,195	(11,026)	20,169
Janus Henderson Enterprise Service Shares	78,981	(188,624)	(109,643)	117,890	(143,489)	(25,599)
Janus Henderson Overseas Institutional Shares	76,059	(39,258)	36,801	24,019	(13,864)	10,155
Janus Henderson Overseas Service Shares	309,984	(339,756)	(29,772)	313,540	(343,401)	(29,861)
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	5,221	(3,894)	1,327	6,882	(3,234)	3,648
Lazard Retirement Global Dynamic Multi-Asset Service Shares	12,189	(17,581)	(5,392)	10,543	(12,454)	(1,911)
Lazard Retirement International Equity Service Shares	61,255	(58,719)	2,536	55,841	(14,826)	41,015
ClearBridge Variable Aggressive Growth - Class I	10,050	(7,946)	2,104	22,859	(7,180)	15,679
ClearBridge Variable Aggressive Growth - Class II	115,237	(121,982)	(6,745)	124,941	(91,966)	32,975
ClearBridge Variable Mid Cap - Class I	41,489	(24,616)	16,873	93,723	(19,054)	74,669
ClearBridge Variable Mid Cap - Class II	29,951	(56,545)	(26,594)	40,805	(40,972)	(167)
ClearBridge Variable Small Cap Growth - Class I	76,807	(19,976)	56,831	45,724	(9,624)	36,100
Western Asset Variable Global High Yield Bond - Class I	58,408	(6,455)	51,953	850	(98)	752
Western Asset Variable Global High Yield Bond - Class II	12,406	(22,324)	(9,918)	19,368	(15,382)	3,986
Lord Abbett Bond Debenture Class VC	416,942	(208,200)	208,742	365,813	(433,027)	(67,214)
Lord Abbett Developing Growth Class VC	-	(49,627)	(49,627)	-	(67,390)	(67,390)
Lord Abbett Fundamental Equity Class VC	16,968	(25,878)	(8,910)	18,028	(23,260)	(5,232)
Lord Abbett Total Return Class VC	1,310,713	(1,248,137)	62,576	2,923,314	(1,148,955)	1,774,359
M Capital Appreciation	88,169	(74,156)	14,013	58,665	(57,737)	928
M International Equity	356,823	(264,736)	92,087	260,043	(300,244)	(40,201)
M Large Cap Growth	127,133	(137,244)	(10,111)	113,760	(108,116)	5,644
M Large Cap Value	310,428	(336,323)	(25,895)	279,340	(273,023)	6,317

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS New Discovery Series - Initial Class	59,792	(33,854)	25,938	66,037	(26,579)	39,458
MFS New Discovery Series - Service Class	95,263	(108,355)	(13,092)	156,138	(239,498)	(83,360)
MFS Total Return Series - Initial Class	33,214	(18,625)	14,589	35,861	(11,488)	24,373
MFS Utilities Series - Initial Class	7,385	(4,177)	3,208	5,677	(1,934)	3,743
MFS Utilities Series - Service Class	67,626	(138,687)	(71,061)	161,598	(139,152)	22,446
MFS Value Series - Initial Class	154,632	(41,725)	112,907	140,323	(37,735)	102,588
MFS Value Series - Service Class	284,215	(275,563)	8,652	239,380	(442,006)	(202,626)
MFS Government Securities - Initial Class	7,581	(315)	7,266	2,030	(5,681)	(3,651)
MFS Research International - Initial Class	3,086	(566)	2,520	3,105	(91)	3,014
MFS Blended Research Small Cap Equity - Initial Class	2,045	(117)	1,928	1,595	(1,202)	393
MFS Global Real Estate - Initial Class	1,617	(627)	990	1,971	(46)	1,925
Neuberger Berman Sustainable Equity Class I	46,226	(34,046)	12,180	19,492	(28,128)	(8,636)
PIMCO CommodityRealReturn Strategy - Institutional Class	628	(122)	506	408	(26)	382
PIMCO Global Managed Asset Allocation - Advisor Class	105,560	(109,669)	(4,109)	30,316	(39,163)	(8,847)
PIMCO Global Managed Asset Allocation - Institutional Class	9,298	(7,607)	1,691	5,720	(2,610)	3,110
PIMCO Income - Administrative Class	972,978	(1,319,904)	(346,926)	949,563	(169,279)	780,284
Royce Micro-Cap Service Class	39,651	(49,906)	(10,255)	24,066	(126,670)	(102,604)
State Street Total Return V.I.S. Class 3	16,754	(10,526)	6,228	12,419	(9,511)	2,908
T. Rowe Price Blue Chip Growth - I	412,483	(189,096)	223,387	356,667	(106,922)	249,745
T. Rowe Price Blue Chip Growth - II	380,397	(489,842)	(109,445)	487,596	(496,985)	(9,389)
T. Rowe Price Equity Income - I	208,889	(58,572)	150,317	125,465	(35,168)	90,297
T. Rowe Price Equity Income - II	228,457	(316,361)	(87,904)	431,073	(464,118)	(33,045)
VanEck VIP Global Resources Initial Class	240,804	(306,221)	(65,417)	353,795	(494,139)	(140,344)
Vanguard VIF Global Bond Index	28,074	(1,247)	26,827
Vanguard VIF High Yield Bond	293,672	(67,066)	226,606	191,439	(54,074)	137,365
Vanguard VIF Mid-Cap Index	1,376,522	(353,609)	1,022,913	960,142	(211,539)	748,603
Vanguard VIF Real Estate Index	383,111	(146,315)	236,796	358,925	(90,295)	268,630
Vanguard VIF Total Bond Market Index	120,847	(14,136)	106,711	71,125	(1,893)	69,232
Vanguard VIF Total Stock Market Index	26,646	(2,210)	24,436	2,213	(213)	2,000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2023, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2023, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2024

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Core Income Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
Diversified Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Diversified Bond Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
High Yield Bond Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Inflation Managed Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Inflation Managed Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 3, 2020 (commencement of operations) through December 31, 2020
Intermediate Bond Class P	For the year ended December 31, 2023	For the year ended December 31,2023 and the period from August 4, 2022 (commencement of operations) through December 31, 2022
Managed Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Managed Bond Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Short Duration Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Short Duration Bond Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Debt Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Dividend Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Equity Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Equity Index Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Focused Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Hedged Equity Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from June 2, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Core Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Large-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Growth Class P	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from July 22, 2022 (commencement of operations) through December 31, 2022
Large-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Value Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Mid-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Value Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Equity Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
Small-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Index Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Small-Cap Value Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Value Advantage Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Advantage Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 17, 2020 (commencement of operations) through December 31, 2020
Emerging Markets Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Growth Class P	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from November 2, 2022 (commencement of operations) through December 31, 2022
International Large-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Large-Cap Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Small-Cap Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Health Sciences Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Health Sciences Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 11, 2020 (commencement of operations) through December 31, 2020
Real Estate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Real Estate Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 4, 2020 (commencement of operations) through December 31, 2020
Technology Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Technology Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
ESG Diversified Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from October 14, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
ESG Diversified Growth Class P	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from June 1, 2022 (commencement of operations) through December 31, 2022
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 23, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Conservative Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate-Conservative Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Aggressive-Growth Class P	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 26, 2020 (commencement of operations) through December 31, 2020
Invesco® V.I. Discovery Mid Cap Growth Series I	For the period January 20, 2023 (commencement of operations) through December 31, 2023
Invesco V.I. EQV International Equity Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Invesco V.I. EQV International Equity Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Global Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 23, 2020 (commencement of operations) through December 31, 2020
Invesco® V.I. Global Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Main Street Small Cap Fund Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Century Inflation Protection Class I	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from November 22, 2022 (commencement of operations) through December 31, 2022
American Century VP Mid Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS American High-Income Trust Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 29, 2020 (commencement of operations) through December 31, 2020
American Funds IS Asset Allocation Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Capital World Bond Class 2	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from September 22, 2022 (commencement of operations) through December 31, 2022
American Funds IS Growth Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth-Income Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS International Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 16, 2020 (commencement of operations) through December 31, 2020
American Funds IS New World Fund® Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
DFA VA International Small Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA International Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA US Large Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 29, 2021 (commencement of operations) through December 31, 2021
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 30, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Bond Index Investor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 29, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Bond Index Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020 and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2010 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from November 3, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 28, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 10, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from September 29, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Freedom Income Portfolio℠ Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 15, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Freedom Income Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Growth Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from February 23, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP International Index Investor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 8, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP International Index Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Fidelity® VIP Mid Cap Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Total Market Index Investor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 8, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Total Market Index Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Templeton Foreign VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 27, 2020 (commencement of operations) through December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Templeton Global Bond VIP Class 1	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Goldman Sachs VIT Multi-Strategy Alternatives Institutional Shares	For the period March 6, 2023 (commencement of operations) through December 31, 2023
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 31, 2019 (commencement of operations) through December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Overseas Institutional Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 28, 2020 (commencement of operations) through December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lazard Retirement Global Dynamic Multi-Asset Investor Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from March 16, 2021 (commencement of operations) through December 31, 2021
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Aggressive Growth - Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 21, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Mid Cap - Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 7, 2020 (commencement of operations) through December 31, 2020
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Small Cap Growth - Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Western Asset Variable Global High Yield Bond - Class I	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from September 1, 2022 (commencement of operations) through December 31, 2022
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Total Return Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M Capital Appreciation	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M International Equity	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M Large Cap Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M Large Cap Value	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® New Discovery Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® Total Return Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from January 8, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 24, 2020 (commencement of operations) through December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Value Series - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS® Value Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Government Securities - Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
MFS® Research International - Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period September 29, 2022 (commencement of operations) through December 31, 2022
MFS® Blended Research Small Cap Equity - Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period February 23, 2022 (commencement of operations) through December 31, 2022
MFS® Global Real Estate - Initial Class	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period November 22, 2022 (commencement of operations) through December 31, 2022
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PIMCO CommodityRealReturn® Strategy - Institutional Class	For the year ended December 31, 2023	For the year ended December 31, 2023, and the period from December 20, 2022 (commencement of operations) through December 31, 2022
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PIMCO Global Managed Asset Allocation - Institutional Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from March 31, 2020 (commencement of operations) through December 31, 2020
PIMCO Income - Administrative Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Royce Micro-Cap Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Equity Income - I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2021, 2022, 2020, and the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income - II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Vanguard® VIF Global Bond Index	For the period May 17, 2023 (commencement of operations) through December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Vanguard® VIF High Yield Bond	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, and the period from January 13, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from December 20, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Real Estate Index	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from February 3, 2020 (commencement of operations) through December 31, 2020
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2023	For the period September 2, 2022 (commencement of operations) through December 31, 2023
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2023	For the period September 1, 2022 (commencement of operations) through December 31, 2023

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2023 and 2022 and

for the years ended December 31, 2023, 2022 and 2021,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2023,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2023

and Independent Auditor's Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2023 are presented for purposes of additional analysis and are not a required part of the 2023 statutory- basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 19, 2024

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2023	2022
ADMITTED ASSETS
Bonds	$76,921	$73,845
Preferred stocks	1	4
Common stocks	687	669
Mortgage loans	18,648	19,028
Real estate	120	153
Cash, cash equivalents and short-term investments	3,018	888
Contract loans	8,187	7,597
Derivatives	2,530	1,434
Securities lending reinvested collateral assets	3,096	2,828
Other invested assets	10,710	10,026
Investment income due and accrued	957	908
Net deferred tax asset	746	334
Other assets	2,038	1,965
Separate account assets	65,576	58,636

TOTAL ADMITTED ASSETS	$193,235	$178,315

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$72,346	$79,459
Liability for deposit-type contracts	22,005	18,585
Transfers to separate accounts due or accrued, net	(492)	(685)
Funds held under coinsurance	11,620	234
Other liabilities	8,965	9,213
Asset valuation reserve	1,423	1,171
Separate account liabilities	65,576	58,636
TOTAL LIABILITIES	181,443	166,613
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	83	91
Special surplus adjustments	231	328
Unassigned surplus	7,457	7,129
Surplus notes	1,455	1,588
TOTAL CAPITAL AND SURPLUS	11,792	11,702

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$193,235	$178,315

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
REVENUES
Premiums and annuity considerations	$3,955	$14,298	$13,984
Net investment income	3,818	3,401	3,276
Reserve adjustments on reinsurance ceded	(526)	(450)	(677)
Separate account fees	1,329	1,324	1,365
Other income	169	157	287
TOTAL REVENUES	8,745	18,730	18,235

BENEFITS AND EXPENSES
Current and future policy benefits	7,702	15,322	16,692
Commission expense	1,078	1,057	1,000
Operating expenses	1,177	1,210	1,084
TOTAL BENEFITS AND EXPENSES	9,957	17,589	18,776

NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	(1,212)	1,141	(541)
Federal income tax expense (benefit)	(26)	9	210

NET GAIN (LOSS) FROM OPERATIONS	(1,186)	1,132	(751)
Net realized capital gains (losses) less tax	1,237	(981)	1,612

NET INCOME	$51	$151	$861

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Adjustments	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2021	$30	$1,836	$131	$—	$7,693	$1,674	$11,364
Net income					861		861
Change in net unrealized capital gains less tax					318		318
Change in net deferred income tax					88		88
Change in nonadmitted assets					(84)		(84)
Change in asset valuation reserve					(732)		(732)
Dividend to parent					(450)		(450)
Surplus contributed to separate accounts					(68)		(68)
Other changes in surplus in separate accounts					68		68
Other surplus adjustment for derivatives			(9)				(9)
Change in other surplus transactions					(4)	1	(3)
BALANCES, DECEMBER 31, 2021	30	1,836	122	—	7,690	1,675	11,353
Net income (loss)				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	30	2,536	91	328	7,129	1,588	11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Change in other surplus transactions				17	(14)		3
BALANCES, DECEMBER 31, 2023	$30	$2,536	$83	$231	$7,457	$1,455	$11,792

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$15,354	$14,258	$13,658
Net investment income	3,826	3,296	3,245
Other income	1,115	1,321	1,073
Benefits and loss related payments	(14,755)	(11,340)	(11,645)
Net transfers (to) from separate accounts	40	(285)	(261)
Commissions, expenses paid and other deductions	(2,304)	(2,190)	(1,998)
Dividends paid to policyholders	(8)	(8)	(9)
Federal income taxes (paid) recovered, net	4	358	(215)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,272	5,410	3,848

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	6,211	8,369	8,034
Stocks	124	138	50
Mortgage loans	984	1,058	1,311
Other invested assets	5,634	2,998	2,388
Miscellaneous proceeds	2,705	2,182	2,063
Cost of investments acquired
Bonds	(9,359)	(15,342)	(15,960)
Stocks	(66)	(182)	(59)
Mortgage loans	(790)	(4,183)	(2,154)
Other invested assets	(6,232)	(6,571)	(3,280)
Miscellaneous applications	(1,986)	(2,427)	(1,881)
Net increase (decrease) in contract loans	(590)	(108)	201
NET CASH USED IN INVESTING ACTIVITIES	(3,365)	(14,068)	(9,287)
(Continued)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2023	2022	2021
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$2,975	$7,180	$4,241
Net change in borrowed funds			(49)
Net change in surplus notes	(134)	(85)
Contribution from parent		700
Dividend to parent			(303)
Other cash provided (applied)	(618)	758	543
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	2,223	8,553	4,432

Net change in cash, cash equivalents and short-term investments	2,130	(105)	(1,007)
Cash, cash equivalents and short-term investments, beginning of year	888	993	2,000

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$3,018	$888	$993

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$112	$111	$100

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$629	$947	$747
Stocks disposed and acquired	184	515	27
Federal tax credits received	257	239	22
Bonds transferred to other invested assets	123	140
Mortgage loans disposed and acquired		16	104
Premium tax credits received	5	6	8
Bond interest in-kind received	1	2	4
Assets in-kind received as deposits			515
Assets in-kind received as premiums, net of amounts transferred to the separate account			245
Bond dividend paid to parent			147
Reinsurance transaction	11,349
Assets in-kind received due to sale of Pacific Asset Management, LLC	169
Bond dividend received from subsidiary			20
Bonds converted to stocks Other invested assets transferred to affiliated fund	1,043		10
Interest purchased received as premiums			7
Assets-in-kind transferred to Pacific Life & Annuity Company	49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations consisting of life insurance, annuities, and reinsurance. The Company's primary business operations provide life insurance products, individual annuities and mutual funds, and offer a variety of investment products and services to individuals and businesses. The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were California, Texas, Missouri, and Florida representing 13%, 9%, 8%, and 8%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2023. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company's net income for the years ended December 31, 2023, 2022 and 2021 and statutory capital and surplus as of December 31, 2023 and 2022 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Net income, Nebraska basis	$51	$151	$861
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	21	20
Net income, NAIC SAP	$30	$131	$861

	December 31,
	2023	2022
	(In Millions)
Statutory capital and surplus, Nebraska basis	$11,792	$11,702
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	37	20
Statutory capital and surplus, NAIC SAP	$11,755	$11,682

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects, which in some cases are materially different from accounting principles generally accepted in the United States of America (U.S. GAAP) (Note 2).

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds Series Trust, to Aristotle Capital Management, LLC and on April 17, 2023, Pacific Life completed the sale.

On September 15, 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

The Company has evaluated events subsequent to December 31, 2023 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company's 2022 Annual Statement, the Company determined the balances for investment income due and accrued and aggregate write-in for liabilities included in other liabilities were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus, net income, or cash flows.

	Annual Report	Change	Audited Financial Statements
		(In Millions)
Statement of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
December 31, 2022:
Assets:
Investment income due and accrued	$1,390	($482)	$908

Total assets	178,797	(482)	178,315

Liabilities: Other liabilities	$9,929	($482)	$9,447

Total liabilities	167,095	(482)	166,613

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted INT 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. See Note 9.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. Net negative (disallowed) IMR totals $18 million in aggregate and is allocated between the General Account and insulated Separate Account. The amount of negative IMR admitted in the General Account is $17 million and reported as an asset in the insulated Separate Account is $1 million. As of December 31, 2023, the calculated adjusted capital and surplus totals $11.0 billion. The percentage of admitted net negative (disallowed) IMR compared to the adjusted capital and surplus is 0.17% (total includes admitted General and Separate Account balance).

The Company attests to the following statements:

•	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies; there have been no deviations from this statement during 2023.

•	IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

•	Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the three months ended March 31, 2023 financial statements. In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax INT 23-03 (INT 23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements and periods thereafter. See Note 6.

Variable annuity contracts are subject to the Valuation Manual section VM-21 (VM-21). The Company determined a portion of the change in derivative fair value for derivatives hedging variable annuity guarantees that did not offset the designated portion of the VM-21 liability was not deferred during the year ended December 31, 2022. During 2023, the cumulative adjustment of $26 million, was recorded as an increase to the deferred asset, net derivative losses from variable annuity hedge, reported in other assets and an increase of $21 million, net of tax, to unassigned surplus and corresponding reallocation to variable annuity hedge reported in special surplus adjustments. In Note 5, the adjustment to the deferred asset was included in the current year deferred recognition.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company will continue to evaluate its options under this Interpretation through December 31, 2024.

Effective December 31, 2022, the Company adopted revisions to SSAP No. 43R, Residual Tranches, which clarified that residual tranches shall be valued at the lower of amortized cost or fair value and shall be reported as other invested assets rather than bonds on the statements of admitted assets, liabilities and capital and surplus - statutory basis. The impact of this adoption on the Company's financial statements was immaterial.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal (SAP) revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and will become effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan- backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those where the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities.

The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned funds (surplus). See Note 5.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The negative IMR of $17 million was included in other assets as of December 31, 2023. The IMR of $56 million was included in other liabilities as of December 31, 2022.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiaries, controlled and affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $958 million and $957 million as of December 31, 2023, respectively.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company's SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2023 and 2022.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $545 million and $474 million as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023, 2022, and 2021, the Company made capital contributions in the form of bonds of $49 million, zero, and zero, respectively, to PL&A.

The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets.

Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $191 million and $130 million, respectively as of December 31, 2023. The nonadmitted carrying values of PAR Vermont and PBRC were $227 million and $187 million, respectively, as of December 31, 2022.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. See Note 4. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income, with a corresponding reduction to unassigned surplus, when dividends are declared to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC subsidiary that invests in mortgage loans, commercial real estate properties and ventures, and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2023 and 2022, PAH's carrying value was $4,239 million and $3,575 million, respectively. During the years ended December 31, 2023, 2022 and 2021, the Company made capital contributions of $1,061 million, $1,486 million and $292 million, respectively, to PAH. Distributions from PAH to the Company in the form of cash included in net investment income were $212 million, $115 million, and $152 million during the years ended December 31, 2023, 2022, and 2021, respectively. Distributions recorded as a return of capital were $249 million, $22 million, and $125 million during the years ended December 31, 2023, 2022, and 2021, respectively

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust (PFST). The Pacific Select Fund is the investment vehicle provided to the Company's variable life insurance policyholders and variable annuity contract owners. PFST is the investment vehicle for the Company's mutual fund products and other funds. As a result of the sale of PAM LLC, PLFA no longer receives investment advisory fees from PFST. Distributions from PLFA to the Company in the form of cash included in net investment income for the years ended December 31, 2023, 2022 and 2021 were $98 million, $99 million and $119 million, respectively. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2023 and 2022, PLFA’s carrying value was $49 million and $45 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting. As of December 31, 2023 and 2022, PSD’s carrying value was $35 million and $41 million, respectively. PSD primarily serves as the distributor of registered investment- related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $486 million, $497 million and $603 million during the years ended December 31, 2023, 2022 and 2021, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $69 million, $74 million and $86 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2023, 2022 and 2021, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance LLC subsidiary of the Company that serves as a holding company for Pacific Life's private equity asset management business. As of December 31, 2023 and 2022, the nonadmitted carrying value of PGAM was $23 million and $52 million, respectively. Distributions recorded as a return of capital from PGAM to the Company were $40 million, zero, and zero during the years ended December 31, 2023, 2022, and 2021, respectively.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97, Subsidiary, Affiliated and Controlled Entities 8.b.iii entities:

	December 31, 2023				December 31, 2022
				Admitted				Admitted
	Gross		Nonadmitted	Asset	Gross		Nonadmitted	Asset
Description: (2)	Amount		Amount	Amount	Amount		Amount	Amount

	(In Millions)
Pacer Pacific Asset Floating					$38	(1)		$38
Pacific Funds ESG Core Bond Fund Adv Class					11	(1)		11
Pacific Funds ESG Core Bond Fund Class I					11	(1)		11
Pacific Funds Small-Cap Value, Advisor					8	(1)		8
Pacific Funds Ultra Short Income Class D					13	(1)		13
Pacific Funds Ultra Short Income Class I					13	(1)		13
Pacific Optimization Growth	$1	(1)		$1	1	(1)		1
Pacific Optimization Moderate	1	(1)		1	1	(1)		1
PSF ESG Diversified Growth Class I	13	(1)		13	10	(1)		10
PSF ESG Diversified Portfolio Class I	11	(1)		11	9	(1)		9
PSF Hedge Equity Portfolio Class I					15	(1)		15
Total	$26		$—	$26	$130		$—	$130

(1)	Includes NAIC Sub-2 filing types.
(2)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2023 and 2022, the cash surrender value was $208 million and $171 million, respectively. As of December 31, 2023, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 99% of stocks and 1% of cash and short-term investments. As of December 31, 2022, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 98% of stocks 2% and of cash and short-term investments.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. For the years ended December 31, 2023, 2022 and 2021, the Company received $138 million, $127 million and $114 million, respectively, for services provided to, and paid $16 million, $27 million and $10 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2023 and 2022, the Company reported $75 million and $74 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In September 2021, the Company entered into a one year agreement with Pacific Life Re International Limited (RIBM), a wholly owned indirect subsidiary of Pacific LifeCorp, to lend up to $100 million at a fixed rate of 0.7%. The agreement was terminated May 6, 2022.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2023 and 2022. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.5 billion and $3.4 billion as of December 31, 2023 and 2022, respectively. Related to these contracts, the Company received $241 million, $503 million and $197 million of premiums and annuity considerations and paid $217 million, $201 million and $183 million of current and future policy benefits for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $4.6 billion and $3.9 billion as of December 31, 2023 and 2022, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. In addition to the Company, included in PMHC's consolidated return are the following entities: Pacific LifeCorp, PL&A, PAR Vermont, PBRC, PLFA, and Pacific Life Re Global Limited (RGBM).

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, but are also invested in bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2023 and 2022, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds, short-term investments and cash equivalents are shown below. Short-term investments and cash equivalents as of December 31, 2023 and 2022 were $1.8 billion and $698 million, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2023:
U.S. Government	$1,037	$991	($46)
All other governments	663	622	(41)
U.S. states, territories, and possessions	102	91	(11)
U.S. political subdivisions of states, territories, and possessions	196	195	(1)
U.S. special revenue and special assessment obligations	2,017	1,887	(130)
Industrial and miscellaneous	54,965	50,771	(4,194)
Bank loans	2,276	2,245	(31)
Hybrid securities	23	21	(2)
LBASS:
Residential mortgage-backed securities (RMBS)	1,291	1,151	(140)
Commercial mortgage-backed securities (CMBS)	3,574	3,219	(355)
Other	12,543	12,123	(420)
Total	$78,687	$73,316	($5,371)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2022:
U.S. Government	$1,038	$985	($53)
All other governments	638	572	(66)
U.S. states, territories, and possessions	102	84	(18)
U.S. political subdivisions of states, territories, and possessions	213	203	(10)
U.S. special revenue and special assessment obligations	2,039	1,799	(240)
Industrial and miscellaneous	54,274	48,098	(6,176)
Bank loans	1,774	1,735	(39)
Hybrid securities	23	21	(2)
LBASS:
RMBS	1,400	1,228	(172)
CMBS	3,529	3,132	(397)
Other	9,513	8,805	(708)
Total	$74,543	$66,662	($7,881)

The book/adjusted carrying value and fair value of bonds, short-term investments and cash equivalents as of December 31, 2023, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$4,893	$4,849
Due after one year through five years	19,378	18,745
Due after five years through ten years	16,817	15,302
Due after ten years	20,191	17,927
	61,279	56,823
LBASS	17,408	16,493
Total	$78,687	$73,316

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2023:
U.S. Government			$640	$47	$640	$47
All other governments	$15		386	54	401	54
U.S. states, territories, and possessions			84	12	84	12
U.S. political subdivisions of states, territories, and possessions			116	6	116	6
U.S. special revenue and special assessment obligations	7		1,038	177	1,045	177
Industrial and miscellaneous	617	$10	41,604	4,563	42,221	4,573
Bank loans	824	16	578	26	1,402	42
Hybrid securities			17	4	17	4
LBASS:
RMBS	6		940	171	946	171
CMBS	355	6	2,035	356	2,390	362
Other	1,213	6	5,684	492	6,897	498
Total	$3,037	$38	$53,122	$5,908	$56,159	$5,946

December 31, 2022:
U.S. Government	$626	$32	$40	$23	$666	$55
All other governments	435	45	73	23	508	68
U.S. states, territories, and possessions	74	14	$10	$4	84	18
U.S. political subdivisions of states, territories, and possessions	150	13			150	13
U.S. special revenue and special assessment obligations	1,305	217	129	43	1,434	260
Industrial and miscellaneous	39,955	4,847	5,001	1,460	44,956	6,307
Bank loans	1,071	23	255	19	1,326	42
Hybrid securities			16	4	16	4
LBASS:
RMBS	380	29	659	174	1,039	203
CMBS	1,775	160	829	240	2,604	400
Other	5,324	411	1,907	324	7,231	735
Total	$51,095	$5,791	$8,919	$2,314	$60,014	$8,105

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Bonds:
Industrial and miscellaneous		$13	$36
Issuer obligation	$2
Bank loans	8	1
LBASS	66	2	34
Mortgage loans	183	15
Real estate	12
Other invested assets	20	6	11
Total OTTI	$291	$37	$81

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2023, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

	Amortized Cost Before Current Period	Present Value of Projected	Recognized	Amortized Cost	Fair Value at	Date of Financial Statement When
Cusip	OTTI	Cash Flows	OTTI	after OTTI	time of OTTI	Reported
			(In Millions)
23312RAG0	$60	$49	$11	$49	$49	3/31/2023
23312RAG0	49		48			9/30/2023
23312RAJ4	3		3			9/30/2023
Total			$62

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2023			December 31, 2022
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Millions)				(In Millions)
Bank loans	1	$15	$12	1	$14	$11
LBASS	3	4	6	3	7	6
Total	4	$19	$18	4	$21	$17

Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $3 million, and $33 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.4 billion, $28 million, and $11 million, respectively, for the year ended December 31, 2021.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2023 and 2022, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company received prepayment penalties and acceleration of fees of $4 million, $28 million and $117 million from 97, 192 and 249 securities for the years ended December 31, 2023, 2022 and 2021, respectively.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2023. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2023 and 2022, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2023 and 2022 was $3.2 billion and $4.2 billion, respectively. The Company recorded cash collateral received of $3.1 billion and $3.8 billion as of December 31, 2023 and 2022, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2023 and 2022, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2023 and 2022, zero and $1.0 billion, respectively, were utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows (In Millions):

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous
30 days or less	$1,396	$1,396	$928	$928
31-60 days			300	300
61 to 90 days	1,700	1,700	1,600	1,600
Total collateral reinvested	$3,096	$3,096	$2,828	$2,828

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 90 days or less.

REPURCHASE AGREEMENTS

In 2022, the Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both tri-party and bilateral trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2023 was $16 million, which had a maturity time frame of overnight. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2022 was $10 million, which had a maturity time frame of 2 days to 1 week. There are no amounts outstanding under these agreements as of December 31, 2023 and 2022.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2023 and 2022 were $17 million and $10 million, respectively. There were no outstanding securities sold as of December 31, 2023 and 2022.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2023 and 2022 were $16 million and $10 million, respectively. There was no outstanding cash collateral received outstanding as of December 31, 2023 and 2022. There was no outstanding securities collateral liability outstanding as of December 31, 2023 and 2022.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by United States (U.S.) Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 90 days and are indemnified by the Company's securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

In 2022, the Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury Securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2023 and 2022. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity (In Millions):

	Maximum Amount				Ending Balance
December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$500	$575	$600	$400	$300	$400	$300
30 days or less	3,170	2,610	2,970	1,900	1,535	1,610	1,210	$1,150
31-90 days	2,835	2,900	2,500	2,850	1,700	1,600	2,000	1,700

	Maximum Amount				Ending Balance
December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$200	$250	$650	$200	$200		$150	$200
30 days or less	1,175	1,100	1,950	1,450	400	$250	200	200
31-90 days	2,925	3,175	2,875	4,250	2,925	2,675	2,125	1,900

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during the years 2023 and 2022 is as follows (In Millions). None of the bonds acquired were nonadmitted.

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$4,828	$4,722	$4,219	$3,906
Ending Balance	3,723	3,789	3,678	3,026

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,800	$3,938	$4,836	$2,662
Ending Balance	3,750	3,117	2,617	2,442

The following table presents, by NAIC designation, the fair value of bonds acquired by the Company under reverse repurchase- secured borrowings as of December 31, 2023 and 2022 (In Millions):

	December 31,
	2023	2022
NAIC 1	$494	$947
NAIC 2	899	702
NAIC 3	609	242
NAIC 4	1,024	551
Total	$3,026	$2,442

The Company has not sold or acquired any securities that resulted in default.

The following tables present the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity (In Millions):

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
30 days or less	$1,150	$1,150	$400	$400
31-90 days	1,700	1,700	1,900	1,900

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during the years 2023 and 2022 is as follows (In Millions):

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,985	$3,990	$4,010	$3,710
Ending Balance	3,535	3,610	3,510	2,850

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during the years 2023 and 2022 is as follows (In Millions):

December 31, 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,985	$3,990	$4,010	$3,710
Ending Balance	3,535	3,610	3,510	2,850

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation as of December 31, 2023 and 2022.

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2023:		(In Millions)
WCFI Designation 1	$668		$668
WCFI Designation 2	482	$11	471
Total	$1,150	$11	$1,139

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2022:		(In Millions)
WCFI Designation 1	$764		$764
WCFI Designation 2	544		544
Total	$1,308	$—	$1,308

The table below presents the aggregate maturity distribution on the underlying working capital finance programs. The Company did not have any events of default on WCFI.

	Book/Adjusted Carrying Value
	December 31,
	2023	2022
	(In Millions)
Up to 180 days	$1,041	$1,256
181 to 365 days	109	52
Total	$1,150	$1,308

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2023:
Farm	7.35%	5.70%
Construction and land development	8.91%	7.81%
Commercial	8.22%	6.11%

Year Ended December 31, 2022:
Farm	6.10%	3.15%
Construction and land development	5.37%	5.37%
Commercial	7.10%	2.05%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% and 100% as of December 31, 2023 and 2022, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2023:			(In Millions)
Current	$947	$232	$17,042	$107	$18,328
30-59 days past due	5		32		37
60-89 days past due	4		225		229
90-179 days past due					—
180+ days past due	13		41		54
Total	$969	$232	$17,340	$107	$18,648

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$936	$107	$1,062

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2022:			(In Millions)
Current	$980	$236	$17,690	$107	$19,013
30-59 days past due					—
60-89 days past due					—
90-179 days past due	2				2
180+ days past due	13				13
Total	$995	$236	$17,690	$107	$19,028

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$20		$1,110	$107	$1,237

(1)	Excluded from the Commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $2.8 billion and $2.9 billion as of December 31, 2023 and 2022, respectively.

The Company's investment in impaired commercial mortgage loans was $374 million and $72 million as of December 31, 2023 and 2022, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2023	2022	2021
		(In Millions)
Impairment loss recorded	$183	$15
Average recorded investment	112	46	$20
Interest income recognized	22	4	3
Recorded investment on nonaccrual status	73
Mortgage loans derecognized as a result of foreclosure	30
Real estate collateral recognized as a result of foreclosure	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows (In Millions):

	December 31,		December 31,
	2023		2022
California	$4,263	California	$4,108
Illinois	1,393	Illinois	1,444
Texas	1,324	Texas	1,351
Massachusetts	1,280	Massachusetts	1,243
Washington	1,247	Washington	1,136
Georgia	881	New York	969
New York	713	Georgia	869
New Jersey	712	District of Columbia	794
Florida	678	Virginia	774
District of Columbia	634	New Jersey	719
All other	5,523	All other	5,621
Total	$18,648	Total	$19,028

As of December 31, 2023 and 2022, the largest carrying amount of one single commercial loan in California, the state with the highest geographical distribution, was $459 million or 2% and $440 million or 2% of the mortgage loan carrying value, respectively. This loan was secured by apartment buildings.

As of December 31, 2023, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $639 million and 3% of the mortgage loan carrying value. As of December 31, 2023, these loans were located in various states and were mainly secured by apartment buildings. As of December 31, 2022, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $622 million and 3% of the mortgage loan carrying value. As of December 31, 2022, these loans were located in various states and were mainly secured by apartment buildings.

For the years ended December 31, 2023, 2022 and 2021, the Company recognized in net investment income prepayment income of $4 million, $57 million and $30 million, respectively, from early pay off mortgage loans.

The Company reviews the performance and credit quality of commercial mortgage loans on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher LTV ratios and lower DCR. The DCR and LTV ratios are updated routinely.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The following tables set forth mortgage loan credit levels as of December 31, 2023 and 2022 ($ In Millions):

					December 31, 2023
			Level 1		Level 2		Level 3
			Minimal Credit		Moderate Credit		Significant Credit
	No Credit Concern		Concern		Concern		Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$969	1.50							$969	1.50
Apartment	4,955	1.58							4,955	1.58
Golf course	10	2.21	$3	0.73					13	1.84
Industrial	878	2.47							878	2.47
Lodging	973	3.19	177	1.27					1,150	2.89
Mobile home park	238	3.02							238	3.02
Office	3,465	2.02			$60	1.62	$333	1.24	3,858	1.94
Residential	39	1.87							39	1.87
Retail	2,686	1.95			225	1.34	373	0.66	3,284	1.76
Construction (1)	3,108		43		113				3,264
Total	$17,321	1.94	$223	1.26	$398	1.40	$706	0.93	$18,648	1.88

					December 31, 2022
			Level 1		Level 2		Level 3
			Minimal Credit		Moderate Credit		Significant Credit
	No Credit Concern		Concern		Concern		Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$995	2.23							$995	2.23
Apartment	4,969	1.72							4,969	1.72
Golf course	41	3.64	$4	0.80					45	3.37
Industrial	828	2.24							828	2.24
Lodging	1,064	3.19	77	1.60	$160	1.12			1,301	2.85
Mobile home park	239	3.27							239	3.27
Office	4,199	2.08			60	2.98	$72	1.08	4,331	2.07
Residential	41	2.17							41	2.17
Retail	2,335	1.99	225	1.55			512	0.83	3,072	1.76
Construction (1)	3,050		42		115				3,207
Total	$17,761	2.07	$348	1.55	$335	1.63	$584	0.86	$19,028	2.01

(1)	Performance and credit quality does not consider DCRs for Construction loans. These loans are reviewed based on LTV, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

As of December 31, 2023 and 2022, the Company had investments in restructured loans and bonds of $333 million and $19 million, respectively. The realized capital losses related to these loans and bonds were zero, zero and $31 million for the years ended December 31, 2023, 2022 and 2021, respectively.

During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months.The loan will mature in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as TDRs, and a total impairment loss of $38 million was recorded. There were no TDRs during the years ended December 31, 2022 and 2021.

JOINT VENTURES, PARTNERSHIPS AND LLCS

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2023 and 2022. For impaired investments in joint ventures, partnerships and limited liability companies, the Company recorded write downs of $20 million, $5 million and $11 million on 11, 4 and 6 investments during the years ended December 31, 2023, 2022 and 2021, respectively, based upon lower estimated future cash flows.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2023 and 2022:

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2023:			(In Millions)
Assets:
Bonds:
Issuer obligations			$7		$7
Preferred stocks:
Industrial and miscellaneous			1		1
Common stocks:
Industrial and miscellaneous	$51		65		116
Affiliates (1)	26				26
Total common stocks	77	—	65	—	142

Derivatives:
Foreign currency and interest rate swaps		$336			336
Equity derivatives	36		2,093		2,129
Total derivatives	36	336	2,093	—	2,465
Other invested assets			169		169
Separate account assets (2)	58,754			$1,193	59,947
Total	$58,867	$336	$2,335	$1,193	$62,731

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$857			$857
Equity derivatives			$17		17
Total	$—	$857	$17	$—	$874

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2022:			(In Millions)
Assets:
Bonds:
Issuer obligations			$14		$14
LBASS			4		4
Total bonds	—	—	18	—	18
Preferred stocks:
Industrial and miscellaneous			4		4
Common stocks:
Industrial and miscellaneous			65		65
Affiliates (1)	$130				130
Total common stocks	130	—	65	—	195

Derivatives:
Foreign currency and interest rate swaps		$459			459
Equity derivatives	52		880		932
Total derivatives	52	459	880	—	1,391
Other invested assets			116		116
Separate account assets (2)	53,895			$849	54,744
Total	$54,077	$459	$1,083	$849	$56,468

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$452			$452
Equity derivatives			$3		3
Total	$—	$452	$3	$—	$455

(1) Consists of mutual funds managed by affiliated entities.

(2) Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in Other Invested Assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company accounts for certain derivatives that are designated as cash flow hedges in the same manner as the hedged liability, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consists of bonds based on the valuation methods described above in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets. The fair value of assets in the Separate Accounts in Level 3 consist of bonds based on valuation methods described in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually and annually. The remaining lockup period ranges from zero to 39 months as of December 31, 2023. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2023.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)		of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2023

	(In Millions)
Bonds
Issuer
Obligations	$14	$17	(2)	($19)	(3)		($1)			($4)	$7
LBASS	4			(4)	(2)
Preferred stocks
Industrial and
Misc	4						(3)				1
Common stocks
Industrial and
Misc	65					5		56	($59)	(2)	65
Money Market
Funds		7	(2)	($8)	(4)	1
Derivatives, net	877					727	249	1,154		(931)	2,076
Other invested
assets	116					(14)	20	168	(117)	(4)	169
Total	$1,080	$24		($31)		$719	$265	$1,378	($176)	($941)	$2,318

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2022	Level 3 (1)		of Level 3 (1)		Net Loss	Surplus	Purchases	Sales	Settlements	2022

	(In Millions)
Bonds
Issuer
Obligations		$25	(2)			($13)	$3			($1)	$14
LBASS	$103	40	(2)	($116)	(5)	(11)	(16)	$7		(3)	4
Preferred stocks	1						(2)	5			4
Common stocks	22					5		154	($116)		65
Derivatives, net	1,906					(672)	(333)	561		(585)	877
Other invested
assets		116	(5)								116
Total	$2,032	$181		($116)		($691)	($348)	$727	($116)	($589)	$1,080

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Transferred into/out of Level 3 due to carrying value adjustments down to fair value and reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred out of Level 3 due to changes in classification.

(5) Transferred into/out of Level 3 due to reclassification from LBASS to Other Invested Assets.

The book/adjusted carrying values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2023
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$71,551	$76,921		$64,220	$7,331
Preferred stocks	1	1			1
Common stocks (1)	143	142	$77		66
Mortgage loans	16,238	18,648			16,238
Cash, cash equivalents and short-term investments	3,018	3,018	2,941	22	55
Contract loans	8,187	8,187			8,187
Derivatives, net	1,149	1,612	36	(962)	2,075
Securities lending reinvested collateral assets	3,096	3,096		3,096
Other invested assets (1)	1,523	1,563		1,323	200
Separate account assets	65,143	65,576	58,753	4,386	811	$1,193
Liabilities:
Liability for deposit-type contracts (2)	21,669	21,914		15,964	5,705
Separate account liability for deposit-type contracts	6	6			6

	December 31, 2022
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$65,965	$73,845		$61,162	$4,803
Preferred stocks	4	4			4
Common stocks (1)	195	195	$130		65
Mortgage loans	16,705	19,028			16,705
Cash, cash equivalents and short-term investments	888	888	855	19	14
Contract loans	7,597	7,597			7,597
Derivatives, net	(166)	215	52	(1,095)	877
Securities lending reinvested collateral assets	2,828	2,828		2,828
Other invested assets (1)	1,643	1,692		1,496	147
Separate account assets	58,012	58,636	53,895	2,756	512	$849
Liabilities:
Liability for deposit-type contracts (2)	17,856	18,503		13,138	4,718
Separate account liability for deposit-type contracts	5	5			5

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2023 and 2022:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Millions)
December 31, 2023:
Equity call options	$26,853	$2,077	$2,077
Foreign currency swaps	8,807	197	136
Interest rate swaps	9,294	(696)	(1,098)
Equity total return swaps	160	(2)	(2)
Equity futures	3,129	36	36
Total	$48,243	$1,612	$1,149

December 31, 2022:
Equity call options	$24,922	$877	$877
Foreign currency swaps	6,290	151	151
Interest rate swaps	11,018	(865)	(1,246)
Equity total return swaps	136
Equity futures	3,657	52	52
Total	$46,023	$215	($166)

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1.5 billion and $185 million as of December 31, 2023 and 2022, respectively. Cash collateral pledged to counterparties was $344 million and $682 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company had also accepted collateral, consisting of various securities, with a fair value of $44 million and zero, respectively, which are held in separate custodial accounts. As of December 31, 2023 and 2022, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash and assets to satisfy this collateral requirement. Cash pledged for initial margin was $36 million and $52 million as of December 31, 2023 and 2022, respectively. Assets pledged to satisfy this requirement for initial margin had a fair value of $118 million and $187 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company provided collateral in the form of various securities with a carrying value of $1.0 billion and $1.4 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2023, 2022 and 2021, $841 million, $728 million and $554 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded $30 million, $36 million and $15 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 39 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended December 31,		as of December 31,
	2023	2022	2023		2022
			Asset	Liability	Asset	Liability
			(In Millions)
Equity call options	$236	$184	$349		$103
Equity total return swaps	(2)	1		$2
Equity futures	44	79	36		52
Foreign currency swaps	232	210	297	121	271	$18
Interest rate swaps	(137)	(228)	29	150	39	181
Equity put options	1
Total	$374	$246	$711	$273	$465	$199

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments:

	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
	Surplus			Net Realized Capital Gains (Losses)

	(In Millions)
Equity total return swaps	($2)	$2	($2)
Equity futures	(163)	104	15	($201)	$233	($416)
Foreign currency swaps	(80)	94	25		128	69
Interest rate swaps	(1)	3	(165)	(8)	(1,100)
Equity call options	250	(336)	(36)	164	132	769
Equity put options			(1)
Total	$4	($133)	($164)	($45)	($607)	$422

For the years ended December 31, 2023, 2022 and 2021, net losses from periodic net settlements and amortization recorded in net investment income were $271 million, $188 million and $176 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Millions):

Years Ending December 31:	Premium Payments Due (1)
2024	$282
2025	50
2026	49
2027	123
Thereafter	26
Total undiscounted future settled premium commitments	$530

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	Years Ended December 31,
	2023	2022
	(In Millions)
Undiscounted future premium commitments	$530	$1,067
Equity call option fair value	697	774
Equity call option fair value excluding impact of discounted future settled premiums	697	774

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2023.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities (In Millions):

Amortization Year	Deferred Assets	Deferred Liabilities
2024	$27
2025	27
2026	27
2027	27
2028 and thereafter	106
Total	$214	$—

The following table presents the rollforward of future amortization and total deferred balance (In Millions):

	December 31,
	2023	2022
Prior year total deferred balance	$328
Current year amortization	(38)	($19)
Current year deferred recognition	(76)	347
Ending deferred balance	$214	$328

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86 (In Millions):

	December 31,
	2023	2022
Total derivative fair value change	$7	($26)
Change in fair value reflected as a deferred asset/liability under SSAP No. 108	(4)	24
Unrealized gain/loss recognized for derivative under SSAP No. 86	$3	($2)

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108 (In Millions):

	December 31,
	2023	2022
Total derivative fair value change	$6	($271)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108		43
Fair value changes available for applicants under SSAP No. 108	$6	($228)

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2023 and 2022, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2023, 2022 and 2021. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Millions)			(In Millions)
Gross deferred tax assets	$1,676	$81	$1,757	$1,118	$106	$1,224
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,676	81	1,757	1,118	106	1,224
Deferred tax assets nonadmitted	337		337	435		435
Net admitted deferred tax asset	1,339	81	1,420	683	106	789
Deferred tax liabilities	125	549	674	132	$323	455
Net admitted deferred tax asset (net deferred tax liability)	$1,214	($468)	$746	$551	($217)	$334
				Change during 2023
				Ordinary	Capital	Total
					(In Millions)
Gross deferred tax assets				$558	($25)	$533
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets				558	(25)	533
Deferred tax assets nonadmitted				(98)		(98)
Net admitted deferred tax asset				656	(25)	631
Deferred tax liabilities				(7)	226	219
Net admitted deferred tax asset (net deferred tax liability)				$663	($251)	$412

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	$746		$746	$334		$334
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	746		746	334		334
Adjusted gross deferred tax assets allowed per limitation threshold			1,656			1,703
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	125	$549	674	132	$323	455
Deferred tax assets admitted as the result of application of SSAP No. 101	$871	$549	$1,420	$466	$323	$789

	Change during 2023
	Ordinary	Capital	Total
	(In Millions)

Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	412		412
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	412		412
Adjusted gross deferred tax assets allowed per limitation threshold			(47)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(7)	$226	219
Deferred tax assets admitted as the result of application of SSAP No. 101	$405	$226	$631

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Millions):

	December 31,
	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	1,017%	973%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$11,037	$11,357

The impacts of tax planning strategies as of December 31, 2023 and 2022 are as follows ($ In Millions):

	December 31, 2023
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,676	$81
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$1,339	$81
Percent of total net admitted adjusted gross deferred tax assets	0%	0%
	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,118	$106
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$683	$106
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company's tax planning strategies do not include the use of reinsurance as of December 31, 2023 and 2022.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2023	2022	2021	2023-2022	2022-2021
	(In Millions)
Federal income tax expense (benefit)	($26)	$9	$210	($35)	($201)
Federal income taxes on net capital gains (loss)	57	22	(7)	35	29
Other	5			5	—
Federal income tax expense (benefit)	$36	$31	$203	$5	($172)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
Deferred tax assets:	2023	2022	Change
Ordinary:	(In Millions)
Policyholder reserves	$753	$486	$267
Deferred acquisition costs	549	501	48
Tax credit carryforward	255	34	221
Compensation and benefits accrual	74	72	2
Fixed assets	32	11	21
Policyholder dividend accruals	2	2
Other	11	12	(1)
Total	1,676	1,118	558
Statutory valuation allowance adjustment
Nonadmitted	337	435	(98)
Admitted ordinary deferred tax assets	1,339	683	656
Capital:
Investments	81	106	(25)
Admitted capital deferred tax assets	81	106	(25)

Admitted deferred tax assets	1,420	789	631
Deferred tax liabilities:
Ordinary:
Investments	118	126	(8)
Fixed assets			—
Other	7	6	1
Total deferred tax liabilities	125	132	(7)
Capital:
Investments	549	323	226
Total	549	323	226
Deferred tax liabilities	674	455	219
Net admitted deferred tax assets	$746	$334	$412

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2023	2022	Change
	(In Millions)
Total deferred tax assets	$1,756	$1,224	$532
Total deferred tax liabilities	674	455	219
Net deferred tax asset	$1,082	$769	313
Tax effect of unrealized activities			2
Change in net deferred income tax			315
Solar energy tax credits not reflected in change in net deferred income tax			(221)
Change in net operating deferred income tax			$94

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2023	2022	2021
		(In Millions)
Provision computed at statutory rate	$1	$11	$225
Tax impact from affiliates	(3)	19	41
Benefit of NOL carryback under CARES Act			(18)
Tax impact from surplus activities	(20)	(13)
Foreign tax reclaims	5
Prior year tax adjustments	(8)
Tax credits	(18)	(17)	(21)
Taxes allocated under tax sharing agreement	(19)	(23)	(24)
Dividend received deduction	(26)	(31)	(33)
Tax impact from derivative gains (losses) from surplus	46	(112)	(43)
Other	(16)	(7)	(12)
Total statutory income tax	($58)	($173)	$115
Federal income tax expense (benefit)	$36	$31	$203
Change in net deferred income taxes	(94)	(204)	(88)
Total statutory income tax	($58)	($173)	$115

The Company has no low income housing and foreign tax credit carryforwards. The Company has a $255 million solar tax credit that originated in 2023 and will expire in 2043. The Company had no Alternative Minimum Tax credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Millions):

	Ordinary	Capital
2023 estimated
2022		$29
2021		79

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2023.

The Company's policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2023, 2022 and 2021, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. In Q4 2023, the Company was notified that the exam for tax years ended December 31, 2019, 2020, and 2021 would commence in January 2024. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is a nonapplicable reporting entity as the consolidated group of corporations of which the Company is a member does not expect to be subject to the CAMT in 2023. The Company expects to be subject to the CAMT after 2023; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2023 financial statements - statutory basis do not include an estimated impact of the CAMT.

7.	BORROWED MONEY

The Company maintains a commercial paper program with available borrowings up to $1.0 billion and $700 million as of December 31, 2023 and December 31, 2022, respectively. There was no commercial paper debt outstanding as of December 31, 2023 and 2022. The Company maintains a $1.0 billion senior revolving credit facility available to both borrowers (the Company and Pacific LifeCorp) up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2023 and 2022. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2023.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2023 and 2022.

The Company is a member of the FHLB of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $6.0 billion and $3.5 billion as of December 31, 2023 and 2022, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2023 and 2022.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	December 31, 2023			December 31, 2022
	(In Millions)
General Account: (1)
Total collateral pledged	$8,193	$9,271	$1,424	$4,747	$5,289	$1,342
Maximum collateral pledged	8,193	9,271	1,424	4,758	5,299	1,556

(1)  In 2023, the Company entered into a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB as of December 31, 2023 and 2022 is as follows (In Millions):

	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	December 31, 2023		December 31, 2022
Debt
Funding agreements	$1,424	$1,429	$1,342	$1,347
Total	$1,424	$1,429	$1,342	$1,347

The maximum borrowing from FHLB during the years ended December 31, 2023 and 2022 is as follows (In Millions):

	General Account
	Years Ended December 31,
	2023	2022
Debt	$540	$887
Funding agreements	1,457	1,386
Total	$1,997	$2,273

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2023 and 2022, the Company held $66 million and $62 million, respectively, of FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2023 statutory results, the Company could pay up to $746 million in dividends in 2024 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company paid an ordinary dividend in the form of cash and bonds to Pacific LifeCorp of $450 million.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2023 and 2022 was $682 million and $590 million, respectively.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2023	2022
	(In Millions)
1993 Surplus Notes		$134
2009 Surplus Notes	$300	300
2013 Surplus Note	406	405
2017 Surplus Notes	749	749
Total surplus notes	$1,455	$1,588

1993 Surplus Notes:

In December 1993, the Company issued Contribution Certificates, also referred to as surplus notes (1993 Surplus Notes) in the principal amount of $150 million for net cash proceeds of approximately $147 million at an interest rate of 7.90% December 2023. Interest was payable semiannually on June 30 and December 30. Prior to the maturity of these surplus notes, total interest and principal paid on a cumulative basis was $352 million and $150 million, respectively, as of December 31, 2023. Interest paid on the 1993 Surplus Notes amounted to $11 million for the years ended December 31, 2023, 2022 and 2021 respectively, and is included in net investment income. Prior to the maturity of these surplus notes, there was zero principal paid during the years ended December 31, 2022 and 2021. In December 2023, with the approval of the NE DOI, the Company repaid the full $134 million. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and were amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2023, all deferred gains were amortized into income. Amortization totaled $5 million for the years ended December 31, 2023, 2022 and 2021.

The 1993 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Merrill Lynch & Co., Goldman Sachs & Co., and J.P. Morgan Securities, Inc., and were administered by JPMorgan Chase Bank.

2009 Surplus Notes:

In June 2009, the Company issued $1 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2023. Interest paid on the 2009 Surplus Notes amounted to $28 million, $63 million and $36 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in net investment income. During the year ended December 31, 2023, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. There was no principal paid during the year ended December 31, 2021. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2023, total unamortized gains were $84 million. Amortization totaled $3 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $242 million and $90 million, respectively, as of December 31, 2023. Interest paid on the 2013 Surplus Note amounted to $21 million, $20 million and $21 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2023, 2022 and 2021.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $193 million and zero, respectively, as of December 31, 2023. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2023, 2022 and 2021, and is included in net investment income. There was no principal paid during the years ended December 31, 2023, 2022 and 2021.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities, and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2023, 2022 and 2021, premiums assumed were $1.0 billion, $1.2 billion and $2.5 billion, and premiums ceded were $12.7 billion, $2.6 billion and $1.8 billion, respectively. As of December 31, 2023 and 2022, reserve credits recorded on ceded reinsurance were $17.1 billion and $5.7 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $355 million and $194 million as of December 31, 2023 and 2022, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $334 million and $387 million as of December 31, 2023 and 2022, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. For the year ended December 31, 2023, the Company wrote off $39 million of claims incurred and $3 million of other for uncollectible reinsurance from Scottish Re. The impairment was reported in the statements of operations - statutory basis and was reclassified from a change in nonadmitted assets on the statements of capital and surplus - statutory basis. Therefore, there was no impact on total capital and surplus as of December 31, 2023. As of December 31, 2023, timing of expected settlements of the reinsurance recoverables is not certain. The Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2023.

Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $14 million as of December 31, 2023 and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $2 million and $10 million, respectively, as of December 31, 2023 and were nonadmitted. The net amount owed to Scottish Re’s estate was $53 million as of December 31, 2023, consisting of $62 million of contract claims reported in other liabilities and $9 million of uncollected premiums reported in other assets.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $423 million, $423 million and $371 million for the years ended December 31, 2023, 2022 and 2021, respectively. Direct premiums written or produced by this producer group amounted to $409 million, $319 million and $146 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.3 billion and $2.7 billion as of December 31, 2023 and 2022, respectively. On September 15, 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a Yearly Renewable Term (YRT) basis in respect of the YRT Benefits under the YRT Reinsured Policies. The amount of reserve credits taken for new agreements or amendments to existing agreements, which included policies or contracts that were in force or which had existing reserves established by the Company, was $11.3 billion as of December 31, 2023.

The Company entered into a YRT reinsurance agreement with Swiss Re effective January 1, 2023, through which the Company cedes mortality risk on a certain block of permanent business.

Effective April 1, 2023, the Company entered into an agreement with Security Life of Denver Insurance Company (SLD) to recapture two coinsurance/YRT agreements ceding varying amounts of mortality risk related to specific life business. The coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2023 and 2022, the Company’s total statutory reserve credit was $3.6 billion and $3.4 billion, respectively, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM.

The Company has assumed reinsurance agreements with affiliated reinsurer Pacific Life Re International Limited UK Branch (RIBM UK) through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.7 billion and $2.1 billion as of December 31, 2023 and 2022, respectively.

The Company executed a single reinsurance agreement subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement with PBRC was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement. As of December 31, 2023 and 2022, the Company did not have any non-zero Primary Security Shortfalls.

The Company has policies issued that have been reinsured by Union Hamilton Reinsurance, Ltd., which is chartered in a country other than the U.S. that is owned in excess of 10% by a person not primarily engaged in the insurance business. Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company, provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non- qualified defined benefit plan. As of December 31, 2023 and 2022, the benefit obligation and total liability recognized were $80 million. The accrued benefit costs were $64 million and $62 million and the liability for pension benefits was $16 million and $18 million as of December 31, 2023 and 2022, respectively. The fair value of plan assets as of December 31, 2023 and 2022 was zero.

The following is a summary of pension benefits as of December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022	2021
	(In Millions)

Total net periodic benefit cost	$14	$8	$9

	December 31,
	2023	2022
	(In Millions)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost	$1	$1
Net recognized gains or losses	$16	$17

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2023	2022	2021
Weighted average discount rate	5.30%	2.55%	2.05%
Interest crediting rates /Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	2.75%	2.40%

	December 31,
	2023	2022
Projected Benefit Obligations:
Weighted average discount rate	5.65%	5.30%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.45%	5.00%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans for the years ending December 31 (In Millions):

2024	2025	2026	2027	2028	2029 through 2033
$6	$7	$7	$8	$8	$47

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2023 and 2022, the benefit obligation and total liability recognized were $3 million and $4 million, respectively. The accrued benefit costs were $5 million and $6 million and the liability for pension benefits was ($2) million as of December 31, 2023 and 2022. The fair value of the plan assets as of December 31, 2023 and 2022 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 75% of each employee’s contribution, up to a maximum of 6% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $51 million, $47 million and $41 million for the years ended December 31, 2023, 2022 and 2021, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2023 and 2022, the deferred amounts were $166 million and $145 million, respectively. The plan was credited $11 million, $9 million and $6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2023 and 2022, the Company had $15.6 billion and $18.0 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	Ordinary		Group		Ordinary		Group
	Life Insurance	Individual Annuities	Annuities	Total	Life Insurance	Individual Annuities	Annuities	Total
	December 31,
	2023				2022
	(In Millions)
Includes the change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, change in CRVM expense allowances and changes in additional actuarial reserves for AGXXXVIII	$426	$10	$98	$534	$270	($27)	($166)	$77

As of December 31, 2023 and 2022, there were $14 million and $15 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the year ended December 31, 2023.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,390		$17,390	21%
At book value less current surrender charge of 5% or more (1)	2,092		2,092	3%
At fair value		$46,795	46,795	56%
Total with market value adjustment or at fair value	19,482	46,795	66,277	80%
At book value without adjustment	10,263		10,263	12%
Not subject to discretionary withdrawal	6,942	2	6,944	8%
Total (gross: direct + assumed)	36,687	46,797	83,484	100%
Reinsurance ceded	1,766		1,766
Total (net)	$34,921	$46,797	$81,718

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$310	$310

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2023
	General Account	Separate Account With Guarantees	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment
Not subject to discretionary withdrawal	7,966	$6,432	$14,398	100%
Total (gross: direct + assumed)	7,966	6,432	14,398	100%
Reinsurance ceded
Total (net)	$7,966	$6,432	$14,398

Deposit-type Contracts:	December 31, 2023
	General Account	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$153		$153	1%
At fair value		$6	6
Total with market value adjustment or at fair value	153	6	159	1%
At book value without adjustment	3,957		3,957	18%
Not subject to discretionary withdrawal	17,895		17,895	81%
Total (gross: direct + assumed)	22,005	6	22,011	100%
Reinsurance ceded
Total (net)	$22,005	$6	$22,011

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2023
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,543			$17,543	14%
At book value less current surrender charge of 5% or more (1)	2,092			2,092	2%
At fair value			$46,801	46,801	39%
Total with market value adjustment or at fair value	19,635		46,801	66,436	55%
At book value without adjustment	14,220			14,220	12%
Not subject to discretionary withdrawal	32,803	$6,432	2	39,237	33%
Total (gross: direct + assumed)	66,658	6,432	46,803	119,893	100%
Reinsurance ceded	1,766			1,766
Total (net)	$64,892	$6,432	$46,803	$118,127

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
		($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,932			$15,932	15%
At book value less current surrender charge of 5% or more (1)	1,510			1,510	1%
At fair value			$43,889	43,889	40%
Total with market value adjustment or at fair value	17,442		43,889	61,331	56%
At book value without adjustment	14,170			14,170	13%
Not subject to discretionary withdrawal	29,207	$4,364	2	33,573	31%
Total (gross: direct + assumed)	60,819	4,364	43,891	109,074	100%
Reinsurance ceded	1,572			1,572
Total (net)	$59,247	$4,364	$43,891	$107,502

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2023	2022
	(In Millions)
Annual Statement:
Annuities	$42,884	$40,659
Supplementary contracts with life contingencies	3	3
Deposit-type contracts and funding agreements	22,005	18,585
Subtotal	64,892	59,247

Separate Accounts Annual Statement:
Annuities	53,229	48,251
Other contract deposit funds	6	4
Subtotal	53,235	48,255

Combined total	$118,127	$107,502

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2023 and 2022:

December 31, 2023	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,687	$3,160	$3,258
Universal life with secondary guarantees	5,567	5,524	8,586
Indexed universal life	128	86	108
Indexed universal life with secondary guarantees	16,244	14,715	16,015
Other permanent cash value life insurance	9,672	10,451	10,792
Variable universal life	3,666	3,630	3,796	$11,984	$11,817	$11,811
Miscellaneous reserves	1	1	2
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,282
Disability - active lives (1)			13
Disability - disabled lives			16
Miscellaneous reserves			867
Total (direct + assumed)	37,965	37,567	44,735	11,984	11,817	11,811
Reinsurance ceded			15,290
Total (net)	$37,965	$37,567	$29,445	$11,984	$11,817	$11,811

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

December 31, 2022	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,758	$3,242	$3,327
Universal life with secondary guarantees	5,548	5,516	8,418
Indexed universal life	71	42	46
Indexed universal life with secondary guarantees	14,376	13,675	14,214
Other permanent cash value life insurance	9,932	10,693	11,034
Variable universal life	3,752	3,728	3,858	$9,815	$9,678	$9,671
Miscellaneous reserves	2	2	7
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,116
Disability - active lives (1)			10
Disability - disabled lives			14
Miscellaneous reserves			879
Total (direct + assumed)	36,439	36,898	42,923	9,815	9,678	9,671
Reinsurance ceded			4,140
Total (net)	$36,439	$36,898	$38,783	$9,815	$9,678	$9,671

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2023	2022
Annual Statement:	(In Millions)
Life insurance section	$28,357	$37,723
Disability - active lives section	663	624
Disability - disabled lives section	11	10
Miscellaneous reserves section	414	426
Subtotal	29,445	38,783

Separate Accounts Annual Statement:
Life insurance section	11,811	9,671
Combined total	$41,256	$48,454

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2023		December 31, 2022
	Gross	Net of Loading	Gross	Net of Loading
		(In Millions)
Ordinary new business	$2	($27)	$2	($17)
Ordinary renewal	110	107	171	168
Group annuity	51	51	42	42
Total	$163	$131	$215	$193

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $25 million, $24 million and $22 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2023	2022
	(In Millions)
EDP equipment	$37	$38
Non-operating system software	348	298
Total	385	336
Accumulated depreciation and amortization	244	231
Net	141	105
Nonadmitted	131	94
Net admitted	$10	$11

16.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

64

As of December 31, 2023 and 2022, the Company’s Separate Accounts Annual Statement included legally insulated assets of $65.6 billion and $58.6 billion, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2023 are attributed to the following products (In Millions):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$47,633
Variable universal life	11,985
Group annuities	5,958
Total	$65,576	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 of $355 million, $352 million, $347 million, $300 million, and $293 million, respectively.

For the years ended December 31, 2023, 2022, 2021, 2020, and 2019, the General Account of the Company had paid $31 million, $35 million, $10 million, $15 million, and $14 million, respectively, toward the Separate Account guarantees.

The Company does not engage in securities lending transactions within the Separate Account.

The Company has Separate Accounts with guarantees comprised of the group annuities business where the General Account guarantees annuity payments if the Separate Accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company's Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value (In Millions):

December 31, 2023			December 31, 2022
Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)	Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)
(In Millions)
$5,957	$5,526	($431)	$4,052	$3,428	($624)

65

Information regarding the separate accounts is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Years Ended December 31,
	2023				2022
	(In Millions)
Premiums, considerations or deposits	($4)	$2,064	$3,827	$5,886	$632	$885	$3,991	$5,508

	December 31,
	2023				2022
Reserves for accounts with assets at:	(In Millions)
Fair value			$58,613	$58,613			$53,562	$53,562
Amortized cost	$3,204	$3,228		6,432	$3,394	$970		4,364
Total reserves	$3,204	$3,228	$58,613	$65,045	$3,394	$970	$53,562	$57,926

Reserves by withdrawal characteristics: Subject to discretionary withdrawal at fair value			$58,611	$58,611			$53,560	$53,560
Not subject to discretionary withdrawal	$3,204	$3,228	2	6,434	$3,394	$970	2	4,366
Total	$3,204	$3,228	$58,613	$65,045	$3,394	$970	$53,562	$57,926

	Years Ended December 31,
	2023	2022	2021
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$5,884	$5,507	$6,937
Transfers from separate accounts	5,928	5,307	6,593
Net transfers from separate accounts	(44)	200	344
Reconciling adjustments:
Net lag loss for annuities in general account only	(1)	(1)	(1)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	($45)	$199	$343

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2023, the Company had $1.7 billion and $13 million of outstanding mortgage loan commitments in the General Account and Separate Account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2023, the Company had $5.5 billion of commitments to fund investments in SCA entities, joint ventures, partnerships and limited liability companies.

66

As of December 31, 2023, the Company had $962 million and $37 million of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There was no amount outstanding as of December 31, 2023. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. There were no borrowings outstanding under the facility as of December 31, 2023 and 2022.

In connection with the operations of certain subsidiaries, Pacific Life has made commitments to provide for additional capital funding as may be required. In connection with the operations of PSD, the Company made capital contributions to PSD of zero, $19 million and $19 million for the years ended December 31, 2023, 2022 and 2021, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2023, 2022 and 2021.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $12 million, $12 million and $12 million for the years ended December 31, 2023, 2022 and 2021, respectively. Aggregate minimum future commitments are as follows (In Millions):

Year Ending December 31:
2024	$12
2025	11
2026	7
2027	7
2028 and thereafter	5
Total	$42

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Effective January 1, 2023, the Company no longer provides guarantees for the performance of certain obligations of Pacific Life Re Limited. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company's financial statements - statutory basis.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company, if any.

67

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was $4 million and $2 million, respectively. As of December 31, 2023 and 2022, the related premium tax receivable was $3 million and $2 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

68

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F S E L E C T E D F I N A N C I A L D A T A
A S O F A N D F O R T H E Y E A R E N D E D D E C E M B E R 3 1 , 2 0 2 3

(In Millions)

Investment Income Earned
U.S. Government bonds	$26
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	3,339
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	9
Common stocks of affiliates	3
Mortgage loans	896
Real estate	39
Contract loans	358
Cash, cash equivalents and short-term investments	78
Derivative instruments	(1,192)
Other invested assets	521
Aggregate write-ins for investment income	9
Gross Investment Income	$4,086

Real Estate Owned - Book Value Less Encumbrances	$120

Mortgage Loans - Book Value:
Farm mortgages	$969
Residential mortgages	232
Commercial mortgages	17,340
Mezzanine	107
Total Mortgage Loans	$18,648

Mortgage Loans By Standing - Book Value:
Good standing	$18,260
Good standing with restructured terms	$301
Interest overdue more than 90 days, not in foreclosure	$10
Foreclosure in process	$77

Other Long-Term Assets - Carrying Value	$10,257
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks	$892

69

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$5,736
Over 1 year through 5 years	29,264
Over 5 years through 10 years	20,407
Over 10 years through 20 years	9,434
Over 20 years	12,158
No maturity date
Total by Maturity	$76,999

Bonds by NAIC Designation - Statement Value: NAIC 1	$35,927
NAIC 2	36,778
NAIC 3	3,445
NAIC 4	734
NAIC 5	87
NAIC 6	28
Total by NAIC Designation	$76,999

Total Bonds Publicly Traded	$34,020
Total Bonds Privately Traded	$42,979
Preferred Stocks - Statement Value	$1
Common Stocks - Unaffiliated - Fair Value	$116
Common Stocks - Affiliated - Fair Value	$26
Common Stocks - Subsidiaries - Statement Value	$866
Short-term Investments - Carrying Value	$77
Options, Caps & Floors Owned - Statement Value	$2,077
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($501)
Futures Contracts Open - Current Value	$152
Cash Equivalents	$1,688
Cash on Deposit	$1,253

Life Insurance In Force:
Industrial
Ordinary	$542,428
Credit Life
Group Life	$14

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$44

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$16,548
Credit Life

70

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$17
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,047
Deferred - Fully Paid Account Balance	$27,029
Deferred - Not Fully Paid - Account Balance	$60

Group
Amount of Income Payable	$1,035
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$8
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$21,964
Dividend Accumulations - Account Balance	$23

71

Claim Payments 2023:
Group Accident and Health - Year Ended December 31, 2023 2023
2022
2021
2020
2019
Prior

Other Accident and Health
2023	$8
2022
2021
2020
2019
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves 2023
2022
2021
2020
2019
Prior

72

Pacific Life Insurance Company

S U P P L E M E N T A L S U M M A R Y I N V E S T M E N T S C H E D U L E
D E C E M B E R 3 1 , 2 0 2 3

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$804	0.647%	$804		$804	0.649%
All other governments	663	0.534%	663		663	0.535%
U.S. states, territories, and possessions, etc., guaranteed	102	0.082%	102		102	0.082%
U.S. political subdivisions of states, territories, and possessions, guaranteed	203	0.163%	203		203	0.164%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	2,312	1.861%	2,312		2,312	1.866%
Industrial and miscellaneous	70,580	56.793%	70,580		70,580	56.957%
Hybrid securities	33	0.026%	33		33	0.026%
Unaffiliated bank loans	2,224	1.790%	2,224		2,224	1.795%
Total long-term bonds	76,921	61.896%	76,921	—	76,921	62.074%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1	0.001%	1		1	0.001%
Total preferred stocks	1	0.001%	1	—	1	0.001%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	68	0.053%	66		66	0.053%
Parent, subsidiaries and affiliates publicly traded	23	0.018%	23		23	0.018%
Parent, subsidiaries and affiliates other	866	0.699%	547		547	0.442%
Mutual funds	51	0.041%	51		51	0.041%
Total common stocks	1,008	0.811%	687	—	687	0.554%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

73

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$969	0.780%	$969		$969	0.782%
Residential mortgages	232	0.186%	232		232	0.187%
Commercial mortgages	17,340	13.953%	17,340		17,340	13.993%
Mezzanine real estate loans	107	0.086%	107		107	0.086%
Total mortgage loans	18,648	15.005%	18,648	—	18,648	15.048%

Real estate:
Properties occupied by company	76	0.061%	76		76	0.061%
Properties held for production of income	44	0.035%	44		44	0.035%
Total real estate	120	0.096%	120	—	120	0.096%

Cash, cash equivalents, and short-term investments:
Cash	1,253	1.008%	1,253		1,253	1.011%
Cash equivalents	1,688	1.359%	1,688	$3,096	4,784	3.861%
Short-term investments	77	0.062%	77		77	0.062%
Total cash, cash equivalents, and short-term investments	3,018	2.429%	3,018	3,096	6,114	4.934%

Contract loans	8,187	6.589%	8,187		8,187	6.607%
Derivatives	2,530	2.036%	2,530		2,530	2.042%
Receivables for securities**	106	0.085%	106		106	0.085%
Securities lending	3,096	2.491%	3,096
Other invested assets	10,640	8.561%	10,604		10,604	8.559%
Total invested assets	$124,275	100.000%	$123,918	$3,096	$123,918	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F I N V E S T M E N T R I S K I N T E R R O G A T O R I E S
D E C E M B E R 3 1 , 2 0 2 3

The Company's total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $127.7 billion as of December 31, 2023.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2023, are as follows:

		Percentage of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$639	0.5%
Commercial loan (Mortgage Loan)	585	0.5%
Commercial loan (Mortgage Loan)	550	0.4%
Commercial loan (Mortgage Loan)	546	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	545	0.4%
Commercial loan (Mortgage Loan)	474	0.4%
Commercial loan (Mortgage Loan)	459	0.4%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	407	0.3%
Commercial loan (Mortgage Loan)	382	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2023, are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$35,927	28.1%	NAIC 1
NAIC 2	36,778	28.8%	NAIC 2
NAIC 3	3,445	2.7%	NAIC 3
NAIC 4	734	0.6%	NAIC 4
NAIC 5	87	0.1%	NAIC 5
NAIC 6	28	0.0%	NAIC 6	$1	0.0%

3.	Assets held in foreign investments as of December 31, 2023, totaled $21.5 billion, which represents 16.8% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2023, is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$19,396	15.2%
Countries designated NAIC 2	1,536	1.2%
Countries designated NAIC 3 or below	539	0.4%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2023, are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$5,799	4.5%
Country: United Kingdom (Great Britain)	3,728	2.9%
Countries designated NAIC 2
Country: Mexico	444	0.3%
Country: India	275	0.2%
Countries designated NAIC 3 or below
Country: Colombia	181	0.1%
Country: Brazil	80	0.1%

c.	The aggregate unhedged foreign currency exposure as of December 31, 2023, totaled $270 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by country’s NAIC sovereign designation as of December 31, 2023 is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$270	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1 Country: Switzerland	$89	0.1%
Country: United Kingdom (Great Britain)	80	0.1%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues as of December 31, 2023 are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.G FE/2.A FE/2.C FE	BNP Paribas	$278	0.2%
1.G FE	Anheuser-Busch Companies Inc	222	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	214	0.2%
1.E FE/2.A FE	Barclays Bank PLC	205	0.2%
1.E FE/1.G FE	UBS A.G.	193	0.2%
1.D FE/1.G FE/2.A FE	Credit Agricole SA/London	184	0.1%
2.B FE/2.C FE	Societe Generale	170	0.1%
1.G FE/2.A FE/2.C FE	HSBC Holdings PLC	158	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	155	0.1%
1.E FE/1.G FE	Mitsubishi UFJ Financial Group	153	0.1%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets as of December 31, 2023.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2023.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests as of December 31, 2023 are as follows:

Issuer	(In Millions)	Percentage of Total Admitted Assets
Pacific Asset Holdings, LLC	$4,239	3.3%
Pacific Life & Annuity Co	545	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	385	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	381	0.3%
Pacific Private Equity Fund II LP	288	0.2%
Pacific Private Equity Opportunities Fund V, L.P.	186	0.1%
Pacific Private Credit Fund IV, L.P.	179	0.1%
Pacific Co-Invest Opportunities Fund II L.P.	142	0.1%
Pacific Private Credit Fund V, L.P.	129	0.1%
Pacific Private Credit Fund III, L.P.	113	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2023.

a.	The 10 largest fund managers as of December 31, 2023 are as follows:

	Total Invested	Diversified
Fund Manager	(In Millions)
Aristotle	$268	$268
Carbon VII GP LLC	109	109
Manulife Investment Management	90	90
CRSEF Lux GP. S.A.R.L.	77	77
Avanath AH Renaissance GP LLC	73	73
Montana Capital Partners AG	71	71
Brookfield Real Estate Finance Fund VI GP	68	68
Churchill Stateside	66	66
Astorg Asset Management, S.A R.L.	65	65
OPEP VIII General Partner, L.P.	65	65

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2023.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2023 are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2023 are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$550	0.4%
Commercial loan	459	0.4%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	335	0.3%
Commercial loan	333	0.3%
Commercial loan	332	0.3%
Commercial loan	332	0.3%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Construction loans	$3,264	2.6%
Mortgage loans over 90 days past due	10	0.0%
Mortgage loans in the process of foreclosure	77	0.1%
Mortgage loans foreclosed	30	0.0%
Restructured mortgage loans	301	0.2%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2023 are as follows:

	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$374	0.3%
91% to 95%
81% to 90%
71% to 80%			482	0.4%	$1	0.0%
Below 70%	$232	0.2%	16,591	13.0%	968	0.8%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2023.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2023.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Securities lending agreements	$3,096	2.4%	$4,190	$4,167	$3,962

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2023, are as follows ($ In Millions):

	December 31, 2023	Percentage of Total Admitted Assets	December 31, 2023	Percentage of Total Admitted Assets
	Owned:		Written:
Hedging	$2,077	1.6%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$360	0.3%	$347	$360	$354

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$152	0.1%	$256	$160	$173

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F R E I N S U R A N C E D I S C L O S U R E S
D E C E M B E R 3 1 , 2 0 2 3

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.